UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-05452)

Exact name of registrant as specified in charter:	Putnam Premier Income Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2016

Date of reporting period:	August 1, 2015 — January 31, 2016

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

FUND SYMBOL

PPT

# Putnam Premier Income Trust

## Semiannual report
1|31|16

A world of investing.®

Putnam INVESTMENTS

INCOME FUNDS invest in bonds and other securities with the goal of providing a steady stream of income over time.

Putnam
Premier Income
Trust

Semiannual report
1 | 31 | 16

Message from the Trustees	1

About the fund	2

Performance snapshot	4

Interview with your fund’s portfolio manager	5

Your fund’s performance	12

Terms and definitions	14

Other information for shareholders	15

Summary of dividend reinvestment plans	16

Financial statements	18

Consider these risks before investing: International investing involves currency, economic, and political risks. Emerging-market securities carry illiquidity and volatility risks. Lower-rated bonds may offer higher yields in return for more risk. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). Interest-rate risk is greater for longer-term bonds, and credit risk is greater for below-investment-grade bonds. Unlike bonds, funds that invest in bonds have fees and expenses. Bond prices may fall or fail to rise over time for several reasons, including general financial market conditions, changing market perceptions of the risk of default, changes in government intervention, and factors related to a specific issuer or industry. These factors may also lead to periods of high volatility and reduced liquidity in the bond markets. Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk and the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. You can lose money by investing in the fund. The fund’s shares trade on a stock exchange at market prices, which may be lower than the fund’s net asset value.

Message from the Trustees

Dear Fellow Shareholder:

In markets around the world, 2016 began with a sharp downturn, driven mainly by fears of weak global growth. Equity and fixed-income markets are again showing some of the negative trends seen during late summer of 2015. Generally speaking, only high-quality bonds appear to be weathering the storm. Of course, as in any downturn, attractive valuation opportunities may be emerging.

While economic growth may be muted in many parts of the world, notably in China and in emerging markets, the U.S. economy appears to be among the more resilient. The unemployment rate has fallen below 5%, with some signs of moderate wage growth and solid housing market conditions. Low energy prices, while a negative for energy companies, mean more money in consumers’ pockets, helping to buoy consumption. Moreover, divergent economic policies among central banks around the globe may create potential opportunities for capturing growth.

Although no one can predict where markets will head going forward, Putnam’s experienced portfolio managers are actively seeking fundamental insights to maneuver in all types of conditions, relying on a proprietary global research framework to help guide their investment decisions. The interview on the following pages provides an overview of your fund’s performance for the reporting period ended January 31, 2016, as well as an outlook for the coming months.

For questions on market turbulence, it may be helpful for you to consult your financial advisor to ensure that your portfolio is aligned with your investment goals, time horizon, and risk tolerance.

As always, thank you for investing with Putnam.

Putnam Premier Income Trust

A multi-sector approach to fixed income

When Putnam Premier Income Trust was launched in 1988, its three-pronged focus on U.S. investment-grade bonds, high-yield corporate bonds, and non-U.S. bonds was considered innovative.

In the more than 25 years since then, the fixed-income landscape has undergone a dramatic transformation, but the spirit of ingenuity that helped launch the fund is still with it today. The fund's managers strive to build a well-diversified portfolio that carefully balances risk and return, targeting opportunities in interest rates, credit, mortgages, and currencies across the full spectrum of the global bond markets.

A veteran portfolio management team

D. William Kohli
Portfolio Manager
Co-Head of Fixed Income

Michael V. Salm
Portfolio Manager
Co-Head of Fixed Income

Paul D. Scanlon, CFA
Portfolio Manager
Co-Head of Fixed Income

Michael J. Atkin
Portfolio Manager
(Not pictured here)

Diversified holdings across a wide range of security types and market sectors

Investment allocations by security type

Securitized 99.7%
Credit 33.3%
Government 9.7%
Equity 0.1%
Cash and net other assets 5.5%
0
25
50
75
100

Investment allocations by sector

Agency pass-through 36.6%
Commercial MBS 33.2%
High-yield corporate bonds 23.1%
Agency CMO 18.6%
Emerging-market bonds 11.8%
Non-agency residential MBS 11.3%
International Treasury/agency 3.9%
Investment-grade corporate bonds 2.7%
Bank loans 1.6%
U.S. stocks 0.1%
Cash and net other assets 5.5%
0
10
20
30
40
50

2 Premier Income Trust

Premier Income Trust 3

Data are historical. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and net asset value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance assumes reinvestment of distributions and does not account for taxes. Fund returns in the bar chart are at NAV. See pages 5 and 12–13 for additional performance information, including fund returns at market price. Index and Lipper results should be compared with fund performance at NAV.

* Returns for the six-month period are not annualized, but cumulative.

4 Premier Income Trust

Interview with your fund’s portfolio manager

Bill, what was the bond market environment like for the six months ending January 31, 2016?

The market was eventful, often volatile, and challenging overall. A major development during the period was the Federal Reserve’s first hike in its target for short-term interest rates in nearly a decade. Although the increase was anticipated, the timing and magnitude of it generated considerable speculation until the Fed’s official announcement on December 16, 2015.

Amid an environment of increasing risk aversion on the part of investors, government bonds and other higher-quality securities performed well, while riskier assets, such as high-yield bonds, experienced substantial volatility. Energy- and commodity-related securities performed the worst. U.S. Treasury Inflation-Protected Securities [TIPS] suffered amid stubbornly low inflation. Meanwhile, emerging-market debt rebounded strongly in the fall, overcoming multiple threats including China’s economic slowdown and currency headwinds.

Longer-term U.S. Treasury yields fell sharply in January, with the 10-year yield ending the month at 1.92%, the low for the period. As the period concluded, market participants continued to grapple with a variety of concerns, including slowing growth in China; still-falling oil prices; the vulnerability of U.S. growth to external shocks; and the health of large banks, especially in Europe.

This comparison shows your fund’s performance in the context of broad market indexes for the six months ended 1/31/16. See pages 4 and 12–13 for additional fund performance information. Index descriptions can be found on page 14.

Premier Income Trust	5

The fund lagged its benchmark by a significant margin during the period. What factors hampered its relative performance?

It’s important to point out that the fund’s benchmark comprises U.S. Treasury and agency securities, and these market sectors generally outpaced the more credit-sensitive categories during the reporting period. Our strategy of investing in a variety of out-of-benchmark sectors — such as high-yield bonds and commercial mortgage-backed securities [CMBS] — which has served the fund well over the long term, did not work as well this past six months.

Looking at specific strategies, corporate credit was the primary detractor, as our allocation to high-yield bonds was hampered by concerns about slowing global growth, falling energy prices, and liquidity concerns sparked by heavy outflows from high-yield funds. High-yield spreads — the yield advantage offered over comparable-maturity Treasuries — spiked during the period as bond prices fell.

Mortgage-credit strategies also weighed on the fund’s relative performance. Our positions in mezzanine CMBS were negatively affected by the risk-off sentiment that permeated the marketplace. Late in the period, an increase in new supply entering a generally risk-averse market also worked against CMBS returns. Holdings of non-agency residential mortgage-backed securities also detracted due to investor risk aversion.

Credit qualities are shown as a percentage of net assets as of 1/31/16. A bond rated BBB or higher (A-3 or higher, for short-term debt) is considered investment grade. This chart reflects the highest security rating provided by one or more of Standard & Poor’s, Moody’s, and Fitch. To-be-announced (TBA) mortgage commitments, if any, are included based on their issuer ratings. Ratings may vary over time.

Cash, derivative instruments, and net other assets are shown in the not-rated category. Payables and receivables for TBA mortgage commitments are included in the not-rated category and may result in negative weights. The fund itself has not been rated by an independent rating agency.

6 Premier Income Trust

As a whole, global interest-rate and yield-curve strategies also dampened the fund’s performance. In the United States, the portfolio was positioned for a rising-rate environment, resulting in a duration that was shorter than that of the benchmark. However, investor demand for U.S. Treasuries and other perceived safe-haven securities caused longer-term rates to decline during the period, particularly in January. Consequently, our short-duration positioning hampered the fund’s return.

Internationally, our interest-rate and yield-curve strategies generated positive results and partially offset the negative impact of our U.S. positioning. Our holdings in Greece were of particular note, as they benefited from the country’s August agreement for a new bailout program, and the reelection of Prime Minister Alexis Tsipras in September.

Which other holdings and strategies had a notable impact on the fund’s performance?

Our prepayment strategies, which we implemented with securities such as agency interest-only collateralized mortgage obligations [IO CMOs], produced negative

This table shows the fund’s top holdings across three key sectors and the percentage of the fund’s net assets that each represented as of 1/31/16. Short-term holdings, TBA commitments, and derivatives, if any, are excluded. Holdings may vary over time.

Premier Income Trust	7

results amid the broad risk-off sentiment. Additionally, investors were concerned that lower interest rates could spur an increased level of mortgage refinancing that would accelerate prepayment speeds on existing securities. On the positive side, a strategy that benefited from the increasing yield differential between mortgage rates and U.S. Treasury yields aided performance, but was not enough to fully offset the weakness of our IO CMO positions.

Elsewhere, active currency strategies modestly detracted on a net basis. A strengthening U.S. dollar worked against our long positions in the Mexican peso and British pound sterling. Our short position in the euro in the portfolio also detracted. Conversely, short positions in the Canadian dollar and Japanese yen, the latter of which was held only during the first few months of the period, contributed to our currency program.

Lastly, exposure to emerging-market debt had a neutral impact on performance. Gains during the first four months of the period were negated by poor results in December and January. Holdings in Argentina contributed the most, fueled by the election of a new president who has expressed support for resolving the country’s long-standing dispute with holdout creditors. On the downside, an allocation to Venezuela was the primary detractor, as the bonds of this energy-producing nation were pulled down by declining oil prices and general risk aversion.

This chart shows how the fund’s top weightings have changed over the past six months. Allocations are shown as a percentage of the fund’s net assets. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Current period summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, and the use of different classifications of securities for presentation purposes. Allocations may not total 100% because the table includes the notional value of derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.

Data in the chart reflect a new calculation methodology put into effect within the past six months.

8 Premier Income Trust

How did you use derivatives during the period?

We used bond futures and interest-rate swaps to take tactical positions at various points along the yield curve, and to hedge the risk associated with the fund’s yield-curve positioning. In addition, we employed interest-rate swaps to gain exposure to rates in various countries. We also utilized options to hedge the fund’s interest-rate risk, to isolate the prepayment risk associated with our CMO holdings, and to help manage overall downside risk. Additionally, we used total return swaps as a hedging tool, and to help manage the portfolio’s sector exposure, as well as its inflation risk. We employed credit default swaps to hedge the fund’s credit and market risks, and to gain exposure to specific sectors and securities. Lastly, we utilized currency forward contracts to hedge the foreign exchange risk associated with non-U.S. bonds and to efficiently gain exposure to foreign currencies.

What is your outlook for the coming months?

We believe U.S. gross domestic product may continue to grow at a rate near 2% over the next year. Additionally, we expect that the Fed will continue to raise the federal funds rate in 2016 if economic data indicate that it is appropriate to continue normalizing monetary policy. We believe, however, that these increases will likely occur at a slower pace than in past recoveries and that the magnitude of tightening will depend on factors such as employment levels, inflation, oil prices, U.S. dollar strength, and financial market volatility.

How do you plan to position the fund in light of this outlook?

We expect to continue de-emphasizing interest-rate risk because, due to low rates, we believe fixed-income investors are not getting compensated adequately for assuming this risk.

ABOUT DERIVATIVES

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the fund’s managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the fund’s managers might use currency forward contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default, but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam often enters into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund. Counterparty risk for exchange-traded futures and centrally cleared swaps is mitigated by the daily exchange of margin and other safeguards against default through their respective clearinghouses.

Premier Income Trust	9

Following the volatility during the period that resulted in higher yields over Treasuries for bonds carrying credit risk, we think the valuations for sectors such as high-yield bonds and CMBS are even more attractive. Moreover, we believe the fundamentals for these sectors in the form of corporate earnings, revenues, and cash flows, remain generally supportive. That said, given the potential for continued periods of volatility fueled by macroeconomic developments, we will take a cautious approach toward adding risk to the fund.

Thanks for your time and for bringing us up to date, Bill.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice.

Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk. Statements in the Q&A concerning the fund’s performance or portfolio composition relative to those of the fund’s Lipper peer group may reference information produced by Lipper Inc. or through a third party.

Portfolio Manager D. William Kohli is Co-Head of Fixed Income at Putnam. He has an M.B.A. from the Haas School of Business at the University of California, Berkeley, and a B.A. from the University of California, San Diego. Bill joined Putnam in 1994 and has been in the investment industry since 1988.

In addition to Bill, your fund’s portfolio managers are Michael J. Atkin, Michael V. Salm, and Paul D. Scanlon, CFA.

10 Premier Income Trust

HOW CLOSED-END FUNDS DIFFER FROM OPEN-END FUNDS

Closed-end funds and open-end funds share many common characteristics but also have some key differences that you should understand as you consider your portfolio strategies.

More assets at work Open-end funds are subject to ongoing sales and redemptions that can generate transaction costs for long-term shareholders. Closed-end funds, however, are typically fixed pools of capital that do not need to hold cash in connection with sales and redemptions, allowing the funds to keep more assets actively invested.

Traded like stocks Closed-end fund shares are traded on stock exchanges and, as a result, their prices fluctuate because of the influence of several factors.

They have a market price Like an open-end fund, a closed-end fund has a per-share net asset value (NAV). However, closed-end funds also have a “market price” for their shares — which is how much you pay when you buy shares of the fund, and how much you receive when you sell them.

When looking at a closed-end fund’s performance, you will usually see that the NAV and the market price differ. The market price can be influenced by several factors that cause it to vary from the NAV, including fund distributions, changes in supply and demand for the fund’s shares, changing market conditions, and investor perceptions of the fund or its investment manager. A fund’s performance at market price typically differs from its results at NAV.

Premier Income Trust	11

Your fund’s performance

This section shows your fund’s performance, price, and distribution information for periods ended January 31, 2016, the end of the first half of its current fiscal year. In accordance with regulatory requirements for mutual funds, we also include performance information as of the most recent calendar quarter-end. Performance should always be considered in light of a fund’s investment strategy. Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return, net asset value, and market price will fluctuate, and you may have a gain or a loss when you sell your shares.

Fund performance Total return for periods ended 1/31/16

	NAV	Market price

Annual average
Life of fund (since 2/29/88)	6.56%	6.42%

10 years	54.87	66.80
Annual average	4.47	5.25

5 years	12.11	2.06
Annual average	2.31	0.41

3 years	2.47	1.59
Annual average	0.82	0.53

1 year	–3.55	–2.16

6 months	–5.94	–4.28

Performance assumes reinvestment of distributions and does not account for taxes.

Performance includes the deduction of management fees and administrative expenses.

Comparative index returns For periods ended 1/31/16

		Lipper General Bond
	Barclays Government	Funds (closed-end)
	Bond Index	category average*

Annual average
Life of fund (since 2/29/88)	6.24%	7.10%

10 years	52.86	91.47
Annual average	4.33	6.35

5 years	17.01	37.13
Annual average	3.19	6.24

3 years	6.01	9.64
Annual average	1.96	3.02

1 year	0.44	–3.11

6 months	2.05	–5.11

Index and Lipper results should be compared with fund performance at net asset value.

* Over the 6-month, 1-year, 3-year, 5-year, 10-year, and life-of-fund periods ended 1/31/16, there were 35, 28, 23, 21, 17, and 3 funds, respectively, in this Lipper category.

12 Premier Income Trust

Fund price and distribution information For the six-month period ended 1/31/16

Distributions

Number	6

Income	$0.156

Capital gains	—

Total	$0.156

Share value	NAV	Market price

7/31/15	$5.72	$5.10

1/31/16	5.23	4.73

Current rate (end of period)	NAV	Market Price

Current dividend rate*	5.97%	6.60%

The classification of distributions, if any, is an estimate. Final distribution information will appear on your year-end tax forms.

* Most recent distribution, including any return of capital and excluding capital gains, annualized and divided by NAV or market price at end of period.

Fund performance as of most recent calendar quarter
Total return for periods ended 12/31/15

	NAV	Market price

Annual average
Life of fund (since 2/29/88)	6.75%	6.59%

10 years	62.45	78.47
Annual average	4.97	5.96

5 years	18.94	9.94
Annual average	3.53	1.91

3 years	9.32	7.97
Annual average	3.02	2.59

1 year	–1.72	0.20

6 months	–1.83	0.13

See the discussion following the fund performance table on page 12 for information about the calculation of fund performance.

Premier Income Trust 13

Terms and definitions

Important terms

Total return shows how the value of the fund’s shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the value of all your fund’s assets, minus any liabilities, divided by the number of outstanding shares.

Market price is the current trading price of one share of the fund. Market prices are set by transactions between buyers and sellers on exchanges such as the New York Stock Exchange.

Fixed-income terms

Current rate is the annual rate of return earned from dividends or interest of an investment. Current rate is expressed as a percentage of the price of a security, fund share, or principal investment.

Mortgage-backed security (MBS) , also known as a mortgage “pass-through,” is a type of asset-backed security that is secured by a mortgage or collection of mortgages. The following are types of MBSs:

• Agency “pass-through” has its principal and interest backed by a U.S. government agency, such as the Federal National Mortgage Association (Fannie Mae), Government National Mortgage Association (Ginnie Mae), and Federal Home Loan Mortgage Corporation (Freddie Mac).

• Collateralized mortgage obligation (CMO) represents claims to specific cash flows from pools of home mortgages. The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests in “tranches.” Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates. A CMO is highly sensitive to changes in interest rates and any resulting change in the rate at which homeowners sell their properties, refinance, or otherwise prepay loans. CMOs are subject to prepayment, market, and liquidity risks.

• Interest-only (IO) security is a type of CMO in which the underlying asset is the interest portion of mortgage, Treasury, or bond payments.

• Non-agency residential mortgage-backed security (RMBS) is an MBS not backed by Fannie Mae, Ginnie Mae, or Freddie Mac. One type of RMBS is an Alt-A mortgage-backed security.

• Commercial mortgage-backed security (CMBS) is secured by the loan on a commercial property.

Yield curve is a graph that plots the yields of bonds with equal credit quality against their differing maturity dates, ranging from shortest to longest. It is used as a benchmark for other debt, such as mortgage or bank lending rates.

Comparative indexes

Barclays Government Bond Index is an unmanaged index of U.S. Treasury and agency securities.

Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

BofA Merrill Lynch U.S. 3-Month Treasury Bill Index is an unmanaged index that seeks to measure the performance of U.S. Treasury bills available in the marketplace.

S&P 500 Index is an unmanaged index of common stock performance.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

14 Premier Income Trust

Lipper is a third-party industry-ranking entity that ranks mutual funds. Its rankings do not reflect sales charges. Lipper rankings are based on total return at net asset value relative to other funds that have similar current investment styles or objectives as determined by Lipper. Lipper may change a fund’s category assignment at its discretion. Lipper category averages reflect performance trends for funds within a category.

Other information for shareholders

Important notice regarding share repurchase program

In September 2015, the Trustees of your fund approved the renewal of a share repurchase program that had been in effect since 2005. This renewal allows your fund to repurchase, in the 12 months beginning October 8, 2015, up to 10% of the fund’s common shares outstanding as of October 7, 2015.

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, Putnam sends a single copy of annual and semiannual shareholder reports, prospectuses, and proxy statements to Putnam shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call Putnam at 1-800-225-1581, and Putnam will begin sending individual copies within 30 days.

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2015, are available in the Individual Investors section of putnam.com, and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Form N-Q on the SEC’s website at www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the Public Reference Room.

Trustee and employee fund ownership

Putnam employees and members of the Board of Trustees place their faith, confidence, and, most importantly, investment dollars in Putnam mutual funds. As of January 31, 2016, Putnam employees had approximately $463,000,000 and the Trustees had approximately $124,000,000 invested in Putnam mutual funds. These amounts include investments by the Trustees’ and employees’ immediate family members as well as investments through retirement and deferred compensation plans.

Premier Income Trust 15

Summary of Putnam Closed-End Funds’ Amended and Restated Dividend Reinvestment Plans

Putnam High Income Securities Fund, Putnam Managed Municipal Income Trust, Putnam Master Intermediate Income Trust, Putnam Municipal Opportunities Trust and Putnam Premier Income Trust (each, a “Fund” and collectively, the “Funds”) each offer a dividend reinvestment plan (each, a “Plan” and collectively, the “Plans”). If you participate in a Plan, all income dividends and capital gain distributions are automatically reinvested in Fund shares by the Fund’s agent, Putnam Investor Services, Inc. (the “Agent”). If you are not participating in a Plan, every month you will receive all dividends and other distributions in cash, paid by check and mailed directly to you.

Upon a purchase (or, where applicable, upon registration of transfer on the shareholder records of a Fund) of shares of a Fund by a registered shareholder, each such shareholder will be deemed to have elected to participate in that Fund’s Plan. Each such shareholder will have all distributions by a Fund automatically reinvested in additional shares, unless such shareholder elects to terminate participation in a Plan by instructing the Agent to pay future distributions in cash. Shareholders who were not participants in a Plan as of January 31, 2010, will continue to receive distributions in cash but may enroll in a Plan at any time by contacting the Agent.

If you participate in a Fund’s Plan, the Agent will automatically reinvest subsequent distributions, and the Agent will send you a confirmation in the mail telling you how many additional shares were issued to your account.

To change your enrollment status or to request additional information about the Plans, you may contact the Agent either in writing, at P.O. Box 8383, Boston, MA 02266-8383, or by telephone at 1-800-225-1581 during normal East Coast business hours.

How you acquire additional shares through a Plan If the market price per share for your Fund’s shares (plus estimated brokerage commissions) is greater than or equal to their net asset value per share on the payment date for a distribution, you will be issued shares of the Fund at a value equal to the higher of the net asset value per share on that date or 95% of the market price per share on that date.

If the market price per share for your Fund’s shares (plus estimated brokerage commissions) is less than their net asset value per share on the payment date for a distribution, the Agent will buy Fund shares for participating accounts in the open market. The Agent will aggregate open-market purchases on behalf of all participants, and the average price (including brokerage commissions) of all shares purchased by the Agent will be the price per share allocable to each participant. The Agent will generally complete these open-market purchases within five business days following the payment date. If, before the Agent has completed open-market purchases, the market price per share (plus estimated brokerage commissions) rises to exceed the net asset value per share on the payment date, then the purchase price may exceed the net asset value per share, potentially resulting in the acquisition of fewer shares than if the distribution had been paid in newly issued shares.

How to withdraw from a Plan Participants may withdraw from a Fund’s Plan at any time by notifying the Agent, either in writing or by telephone. Such withdrawal will be effective immediately if notice is received by the Agent with sufficient time prior to any distribution record date; otherwise, such withdrawal will be effective with respect to any subsequent

16 Premier Income Trust

distribution following notice of withdrawal. There is no penalty for withdrawing from or not participating in a Plan.

Plan administration The Agent will credit all shares acquired for a participant under a Plan to the account in which the participant’s common shares are held. Each participant will be sent reasonably promptly a confirmation by the Agent of each acquisition made for his or her account.

About brokerage fees Each participant pays a proportionate share of any brokerage commissions incurred if the Agent purchases additional shares on the open market, in accordance with the Plans. There are no brokerage charges applied to shares issued directly by the Funds under the Plans.

About taxes and Plan amendments

Reinvesting dividend and capital gain distributions in shares of the Funds does not relieve you of tax obligations, which are the same as if you had received cash distributions. The Agent supplies tax information to you and to the IRS annually. Each Fund reserves the right to amend or terminate its Plan upon 30 days’ written notice. However, the Agent may assign its rights, and delegate its duties, to a successor agent with the prior consent of a Fund and without prior notice to Plan participants.

If your shares are held in a broker or nominee name If your shares are held in the name of a broker or nominee offering a dividend reinvestment service, consult your broker or nominee to ensure that an appropriate election is made on your behalf. If the broker or nominee holding your shares does not provide a reinvestment service, you may need to register your shares in your own name in order to participate in a Plan.

In the case of record shareholders such as banks, brokers or nominees that hold shares for others who are the beneficial owners of such shares, the Agent will administer the Plan on the basis of the number of shares certified by the record shareholder as representing the total amount registered in such shareholder’s name and held for the account of beneficial owners who are to participate in the Plan.

Premier Income Trust 17

Financial statements

A guide to financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

18 Premier Income Trust

The fund’s portfolio 1/31/16 (Unaudited)

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS (72.5%)*	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (4.3%)
Government National Mortgage Association Pass-Through Certificates
3 1/2s, TBA, February 1, 2046	$24,000,000	$25,312,500

25,312,500
U.S. Government Agency Mortgage Obligations (68.2%)
Federal National Mortgage Association Pass-Through Certificates
5 1/2s, TBA, March 1, 2046	5,000,000	5,580,469
5 1/2s, TBA, February 1, 2046	5,000,000	5,580,469
5 1/2s, TBA, February 1, 2046	5,000,000	5,435,156
4s, TBA, February 1, 2046	2,000,000	2,136,406
3 1/2s, TBA, March 1, 2046	80,000,000	83,550,000
3 1/2s, TBA, February 1, 2046	98,000,000	102,633,950
3s, TBA, March 1, 2046	73,000,000	74,331,681
3s, TBA, February 1, 2046	118,000,000	120,424,534

		399,672,665

Total U.S. government and agency mortgage obligations (cost $420,608,125)		$424,985,165

MORTGAGE-BACKED SECURITIES (50.9%)*	Principal amount	Value

Agency collateralized mortgage obligations (16.3%)
Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK, 24.081s, 2037	$130,748	$214,748
IFB Ser. 2979, Class AS, 22.713s, 2034	19,831	21,985
IFB Ser. 3072, Class SM, 22.236s, 2035	250,450	394,999
IFB Ser. 3072, Class SB, 22.09s, 2035	224,331	353,777
Ser. 4122, Class TI, IO, 4 1/2s, 2042	4,497,505	707,008
Ser. 4000, Class PI, IO, 4 1/2s, 2042	2,553,898	391,002
Ser. 4024, Class PI, IO, 4 1/2s, 2041	4,400,833	730,780
Ser. 4546, Class TI, 4s, 2045	8,626,000	1,353,419
Ser. 4462, IO, 4s, 2045	4,181,672	766,751
Ser. 4425, IO, 4s, 2045	12,339,029	1,697,604
Ser. 4452, Class QI, IO, 4s, 2044	9,115,658	1,505,152
Ser. 4193, Class PI, IO, 4s, 2043	6,605,415	1,019,354
Ser. 4062, Class DI, IO, 4s, 2039	10,695,072	1,140,049
Ser. 4501, Class BI, IO, 3 1/2s, 2043	9,168,177	1,303,600
Ser. 4122, Class AI, IO, 3 1/2s, 2042	7,740,622	1,024,456
Ser. 4122, Class CI, IO, 3 1/2s, 2042	7,013,854	928,270
Ser. 4105, Class HI, IO, 3 1/2s, 2041	3,538,931	473,078
Ser. 4166, Class PI, IO, 3 1/2s, 2041	5,458,488	750,329
Ser. 304, Class C37, IO, 3 1/2s, 2027	4,490,513	498,353
Ser. 4165, Class TI, IO, 3s, 2042	15,563,559	1,699,541
Ser. 4183, Class MI, IO, 3s, 2042	7,040,841	770,268
Ser. 4210, Class PI, IO, 3s, 2041	4,827,300	407,303
Ser. 304, Class C45, IO, 3s, 2027	5,798,682	585,404
FRB Ser. 57, Class 1AX, IO, 0.379s, 2043	3,628,599	38,964
Ser. 3326, Class WF, zero %, 2035	2,487	2,020

Premier Income Trust 19

MORTGAGE-BACKED SECURITIES (50.9%)* cont.	Principal amount	Value

Agency collateralized mortgage obligations cont.
Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 37.341s, 2036	$201,439	$395,347
IFB Ser. 07-53, Class SP, 22.636s, 2037	218,826	356,615
IFB Ser. 08-24, Class SP, 21.719s, 2038	212,724	306,931
IFB Ser. 05-75, Class GS, 18.971s, 2035	180,451	256,058
IFB Ser. 05-83, Class QP, 16.285s, 2034	263,134	350,090
IFB Ser. 13-41, Class SP, IO, 5.774s, 2040	2,566,241	282,877
IFB Ser. 13-18, Class SB, IO, 5.724s, 2041	3,533,592	513,784
IFB Ser. 12-56, Class SG, IO, 5.574s, 2039	13,433,049	1,592,501
Ser. 374, Class 6, IO, 5 1/2s, 2036	405,314	79,812
Ser. 12-132, Class PI, IO, 5s, 2042	5,914,557	969,597
Ser. 378, Class 19, IO, 5s, 2035	1,268,091	224,579
Ser. 12-127, Class BI, IO, 4 1/2s, 2042	1,793,641	400,484
Ser. 12-30, Class HI, IO, 4 1/2s, 2040	13,100,227	1,810,478
Ser. 409, Class 81, IO, 4 1/2s, 2040	6,017,743	987,102
Ser. 409, Class 82, IO, 4 1/2s, 2040	7,462,113	1,226,503
Ser. 366, Class 22, IO, 4 1/2s, 2035	374,896	20,402
Ser. 15-88, Class QI, IO, 4s, 2044	7,710,596	881,950
Ser. 418, Class C24, IO, 4s, 2043	5,470,288	1,046,962
Ser. 13-41, Class IP, IO, 4s, 2043	4,818,676	777,590
Ser. 13-44, Class PI, IO, 4s, 2043	4,572,044	658,124
Ser. 13-60, Class IP, IO, 4s, 2042	3,485,815	550,013
Ser. 12-96, Class PI, IO, 4s, 2041	2,886,610	403,077
Ser. 409, Class C16, IO, 4s, 2040	4,633,335	731,251
Ser. 12-110, Class BI, IO, 3 1/2s, 2039	6,421,900	637,436
Ser. 12-145, Class TI, IO, 3s, 2042	6,987,701	620,508
Ser. 13-35, Class IP, IO, 3s, 2042	6,173,644	613,988
Ser. 13-53, Class JI, IO, 3s, 2041	5,339,728	570,283
Ser. 13-23, Class PI, IO, 3s, 2041	6,180,185	492,993
FRB Ser. 03-W10, Class 1, IO, 0.753s, 2043 F	549,245	9,041
Ser. 99-51, Class N, PO, zero %, 2029	26,360	23,724
Connecticut Avenue Securities FRB Ser. 15-C03, Class 1M2,
5.427s, 2025	758,000	724,536
Connecticut Avenue Securities FRB Ser. 15-C01, Class 2M2,
4.977s, 2025	653,000	637,524
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2,
4.427s, 2025	1,604,000	1,474,211
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2,
4.427s, 2025	307,000	283,956

Federal National Mortgage Association Grantor Trust Ser. 00-T6,
IO, 0.719s, 2030	2,677,806	56,903

Government National Mortgage Association
IFB Ser. 13-129, Class SN, IO, 5.724s, 2043	2,572,087	439,467
IFB Ser. 11-70, Class SH, IO, 5.465s, 2041	4,525,484	783,099
Ser. 14-122, Class IC, IO, 5s, 2044	3,701,429	726,220
Ser. 14-25, Class MI, IO, 5s, 2043	3,071,022	506,719
Ser. 15-187, Class KI, IO, 5s, 2043	10,698,747	1,418,472
Ser. 13-22, Class IE, IO, 5s, 2043	7,343,783	1,384,314

20 Premier Income Trust

MORTGAGE-BACKED SECURITIES (50.9%)* cont.	Principal amount	Value

Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 13-22, Class OI, IO, 5s, 2043	$6,464,406	$1,216,317
Ser. 13-3, Class IT, IO, 5s, 2043	3,608,517	678,921
Ser. 13-6, Class IC, IO, 5s, 2043	3,329,462	634,928
Ser. 12-146, IO, 5s, 2042	3,259,184	614,780
Ser. 13-6, Class CI, IO, 5s, 2042	2,462,604	419,603
Ser. 13-130, Class IB, IO, 5s, 2040	2,337,337	178,182
Ser. 13-16, Class IB, IO, 5s, 2040	2,459,445	106,609
Ser. 11-41, Class BI, IO, 5s, 2040	1,574,134	127,128
Ser. 10-35, Class UI, IO, 5s, 2040 F	1,878,627	349,503
Ser. 10-20, Class UI, IO, 5s, 2040	3,434,277	602,716
Ser. 10-9, Class UI, IO, 5s, 2040	15,542,121	2,919,836
Ser. 09-121, Class UI, IO, 5s, 2039	7,232,385	1,356,651
Ser. 15-79, Class GI, IO, 5s, 2039	3,067,337	557,059
Ser. 14-147, Class IJ, IO, 4 1/2s, 2044	5,949,686	843,189
Ser. 13-34, Class IH, IO, 4 1/2s, 2043	6,521,517	1,110,640
Ser. 14-108, Class IP, IO, 4 1/2s, 2042	1,420,885	230,453
Ser. 11-140, Class BI, IO, 4 1/2s, 2040	1,143,267	60,745
Ser. 11-18, Class PI, IO, 4 1/2s, 2040	430,848	50,625
Ser. 10-35, Class AI, IO, 4 1/2s, 2040	6,756,591	1,168,958
Ser. 10-35, Class QI, IO, 4 1/2s, 2040	6,093,909	1,024,587
Ser. 13-151, Class IB, IO, 4 1/2s, 2040	6,859,739	1,133,736
Ser. 10-9, Class QI, IO, 4 1/2s, 2040	4,100,264	693,129
Ser. 09-121, Class BI, IO, 4 1/2s, 2039	2,817,725	620,238
Ser. 10-168, Class PI, IO, 4 1/2s, 2039	1,500,728	142,749
Ser. 10-158, Class IP, IO, 4 1/2s, 2039	4,572,374	370,271
Ser. 10-98, Class PI, IO, 4 1/2s, 2037	1,366,435	62,132
Ser. 15-186, Class AI, IO, 4s, 2045	13,918,848	2,256,384
Ser. 15-53, Class MI, IO, 4s, 2045	6,557,913	1,471,838
Ser. 15-40, IO, 4s, 2045	7,597,235	1,616,008
Ser. 14-4, Class IC, IO, 4s, 2044	3,124,848	513,326
Ser. 13-165, Class IL, IO, 4s, 2043	2,808,698	465,794
Ser. 12-56, Class IB, IO, 4s, 2042	2,734,794	438,842
Ser. 12-47, Class CI, IO, 4s, 2042	7,040,876	1,132,774
Ser. 15-64, Class PI, IO, 3 1/2s, 2045	8,999,500	1,094,339
Ser. 13-76, IO, 3 1/2s, 2043	12,284,580	1,414,201
Ser. 13-28, IO, 3 1/2s, 2043	3,916,894	476,300
Ser. 13-54, Class JI, IO, 3 1/2s, 2043	5,850,894	681,746
Ser. 13-37, Class JI, IO, 3 1/2s, 2043	8,402,188	922,308
Ser. 13-14, IO, 3 1/2s, 2042	16,431,476	1,869,738
Ser. 13-27, Class PI, IO, 3 1/2s, 2042	6,145,065	659,181
Ser. 12-140, Class IC, IO, 3 1/2s, 2042	7,072,219	1,338,884
Ser. 12-113, Class ID, IO, 3 1/2s, 2042	3,354,137	686,491
Ser. 15-52, Class KI, IO, 3 1/2s, 2040	10,720,249	1,320,552
Ser. 15-96, Class NI, IO, 3 1/2s, 2039	7,536,468	847,099
Ser. 15-124, Class DI, IO, 3 1/2s, 2038	5,765,056	821,820
Ser. 13-H08, IO, 2.926s, 2063	13,011,370	1,098,160
Ser. 15-H20, Class CI, IO, 2.256s, 2065	11,749,867	1,444,866

Premier Income Trust 21

MORTGAGE-BACKED SECURITIES (50.9%)* cont.	Principal amount	Value

Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 15-H15, Class BI, IO, 2.206s, 2065	$7,069,167	$859,346
Ser. 15-H24, Class AI, IO, 2.195s, 2065	11,045,025	1,360,747
Ser. 16-H02, Class HI, IO, 1.843s, 2066	13,490,000	1,308,530
Ser. 15-H25, Class EI, IO, 1.843s, 2065	10,862,678	1,167,738
Ser. 15-H20, Class AI, IO, 1.839s, 2065	11,292,122	1,261,330
FRB Ser. 15-H08, Class CI, IO, 1.794s, 2065	8,386,438	893,680
Ser. 15-H23, Class BI, IO, 1.722s, 2065	11,971,589	1,247,440
Ser. 13-H08, Class CI, IO, 1.672s, 2063	15,527,922	1,265,526
Ser. 15-H26, Class CI, IO, 0.578s, 2065	37,321,487	1,071,127
Ser. 06-36, Class OD, PO, zero %, 2036	8,241	7,145

95,290,680
Commercial mortgage-backed securities (23.4%)
Banc of America Commercial Mortgage Trust Ser. 06-4, Class AJ,
5.695s, 2046	2,148,000	2,139,141

Banc of America Commercial Mortgage Trust 144A FRB
Ser. 07-5, Class XW, IO, 0.497s, 2051	134,660,078	720,755

Banc of America Merrill Lynch Commercial Mortgage, Inc. FRB
Ser. 05-5, Class D, 5.56s, 2045	1,381,671	1,381,377

Banc of America Merrill Lynch Commercial Mortgage, Inc. 144A
Ser. 01-1, Class K, 6 1/8s, 2036	35,625	35,465

Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-T26, Class AJ, 5.566s, 2045	2,750,000	2,612,500
Ser. 05-PWR7, Class D, 5.304s, 2041	1,026,000	1,026,000
Ser. 05-PWR7, Class B, 5.214s, 2041	1,586,473	1,584,887

Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.638s, 2039	1,877,000	1,877,000
FRB Ser. 06-PW11, Class C, 5.638s, 2039	1,554,000	1,554,000
FRB Ser. 06-PW14, Class XW, IO, 0.837s, 2038	36,995,335	70,291

CD Mortgage Trust 144A
FRB Ser. 07-CD5, Class E, 6.323s, 2044	2,160,000	2,068,069
FRB Ser. 07-CD5, Class XS, IO, 0.282s, 2044	48,044,417	99,597

CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class E, 5.76s, 2047	1,068,000	1,081,394
FRB Ser. 11-C2, Class F, 5 1/4s, 2047	2,275,000	2,178,313

Citigroup Commercial Mortgage Trust Ser. 06-C5, Class AJ,
5.482s, 2049	1,022,000	989,461

Citigroup Commercial Mortgage Trust 144A FRB Ser. 13-GC11,
Class D, 4.604s, 2046	529,000	459,172

COBALT CMBS Commercial Mortgage Trust FRB Ser. 07-C3,
Class AJ, 5.957s, 2046	7,172,000	7,271,451

COMM Mortgage Pass-Through Certificates 144A Ser. 12-CR3,
Class F, 4 3/4s, 2045	1,755,510	1,364,122

COMM Mortgage Trust
FRB Ser. 07-C9, Class F, 5.989s, 2049	1,138,000	1,118,388
Ser. 06-C8, Class AJ, 5.377s, 2046	2,898,000	2,834,244

22 Premier Income Trust

MORTGAGE-BACKED SECURITIES (50.9%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
COMM Mortgage Trust 144A
FRB Ser. 13-CR11, Class D, 5.338s, 2046	$646,000	$615,509
Ser. 13-LC13, Class E, 3.719s, 2046	1,331,000	985,425
Ser. 14-CR18, Class E, 3.6s, 2047	1,371,000	976,689
FRB Ser. 07-C9, Class AJFL, 1.114s, 2049	642,000	617,360

Credit Suisse Commercial Mortgage Trust FRB Ser. 06-C5,
Class AX, IO, 0.917s, 2039	45,040,301	391,851

Crest, Ltd. 144A Ser. 03-2A, Class E2, 8s, 2038 (Cayman Islands)	1,255,925	627,963

CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1,
Class D, 3.944s, 2050	1,071,000	799,799

DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D,
5 5/8s, 2044	359,000	377,991

FFCA Secured Franchise Loan Trust 144A FRB Ser. 00-1, IO,
0.956s, 2020	3,804,563	57,373

First Union Commercial Mortgage Trust 144A Ser. 99-C1,
Class G, 5.35s, 2035	887,512	741,366

GCCFC Commercial Mortgage Trust FRB Ser. 05-GG3, Class E,
5.087s, 2042	989,560	989,560

GE Capital Commercial Mortgage Corp. Trust FRB Ser. 06-C1,
Class AJ, 5.64s, 2044	5,173,000	5,069,540

GMAC Commercial Mortgage Securities, Inc. Trust Ser. 04-C3,
Class B, 4.965s, 2041	531,065	530,906

GS Mortgage Securities Corp. II 144A
FRB Ser. 13-GC10, Class D, 4.557s, 2046	1,084,000	985,800
FRB Ser. 05-GG4, Class XC, IO, 0.71s, 2039	12,436,389	43,527

GS Mortgage Securities Trust 144A
FRB Ser. 13-GC16, Class E, 5.493s, 2046	1,693,000	1,555,190
FRB Ser. 14-GC18, Class D, 5.113s, 2047	3,247,000	2,689,766
Ser. 11-GC3, Class E, 5s, 2044	1,347,000	1,257,202
FRB Ser. 14-GC26, Class D, 4.662s, 2047	2,204,000	1,788,118

JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 13-C14, Class E, 4.714s, 2046	1,068,000	924,247
FRB Ser. 14-C18, Class E, 4.471s, 2047	914,000	688,425
FRB Ser. 14-C25, Class D, 4.097s, 2047	2,204,000	1,579,386
Ser. 14-C25, Class E, 3.332s, 2047	1,823,000	1,256,552

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-CB20, Class AJ, 6.284s, 2051	2,450,000	2,476,950
FRB Ser. 06-LDP7, Class B, 6.106s, 2045	1,231,000	603,190
FRB Ser. 06-LDP6, Class B, 5.754s, 2043	1,841,000	1,827,687
Ser. 06-LDP8, Class B, 5.52s, 2045	736,000	733,505
FRB Ser. 05-LDP2, Class E, 4.981s, 2042	1,965,000	1,939,652

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class B, 6.384s, 2051	1,087,000	1,086,457
FRB Ser. 07-CB20, Class C, 6.384s, 2051	1,904,000	1,826,374
FRB Ser. 11-C3, Class F, 5.759s, 2046	1,113,000	1,129,250
FRB Ser. 12-C8, Class E, 4.814s, 2045	536,000	486,581
FRB Ser. 13-C13, Class D, 4.189s, 2046	528,000	458,674
Ser. 13-C13, Class E, 3.986s, 2046	1,537,000	1,178,111

Premier Income Trust 23

MORTGAGE-BACKED SECURITIES (50.9%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
JPMorgan Chase Commercial Mortgage Securities Trust 144A
Ser. 13-C10, Class E, 3 1/2s, 2047	$1,865,000	$1,320,607
FRB Ser. 13-LC11, Class E, 3 1/4s, 2046	1,249,000	899,905
FRB Ser. 07-CB20, Class X1, IO, 0.455s, 2051	88,884,144	408,112

LB Commercial Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41s, 2031	647,872	670,087
Ser. 98-C4, Class J, 5.6s, 2035	965,000	1,002,828

LB-UBS Commercial Mortgage Trust
Ser. 06-C3, Class AJ, 5.72s, 2039	910,000	909,472
Ser. 06-C6, Class E, 5.541s, 2039	1,750,000	1,748,618
Ser. 06-C6, Class D, 5.502s, 2039	3,168,000	3,157,451
FRB Ser. 06-C6, Class C, 5.482s, 2039	3,000,000	2,808,000
Ser. 06-C1, Class AJ, 5.276s, 2041	1,918,391	1,922,113

LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class C,
3.459s, 2048	977,000	834,436

Merrill Lynch Mortgage Investors Trust FRB Ser. 96-C2, Class JS,
IO, zero %, 2028	9,409	2

Merrill Lynch Mortgage Trust
FRB Ser. 08-C1, Class AJ, 6.475s, 2051	428,000	454,823
Ser. 06-C2, Class AJ, 5.802s, 2043 F	1,818,000	1,801,350
FRB Ser. 05-CIP1, Class B, 5.676s, 2038	516,860	511,809
Ser. 04-KEY2, Class D, 5.046s, 2039	2,993,000	2,969,433

Mezz Cap Commercial Mortgage Trust 144A
FRB Ser. 04-C1, Class X, IO, 9s, 2037	69,674	4,285
FRB Ser. 07-C5, Class X, IO, 5.886s, 2049	1,986,855	207,626

ML-CFC Commercial Mortgage Trust Ser. 06-3, Class AJ,
5.485s, 2046	2,217,000	2,217,909

ML-CFC Commercial Mortgage Trust 144A Ser. 06-4,
Class AJFX, 5.147s, 2049	893,000	888,580

Morgan Stanley Bank of America Merrill Lynch Trust 144A
Ser. 14-C17, Class D, 4.855s, 2047	1,073,000	899,924
FRB Ser. 12-C6, Class G, 4 1/2s, 2045	830,000	658,456
FRB Ser. 13-C10, Class E, 4.217s, 2046	1,634,000	1,346,775
Ser. 14-C17, Class E, 3 1/2s, 2047	1,673,000	1,181,696
Ser. 14-C19, Class D, 3 1/4s, 2047	1,200,000	869,198

Morgan Stanley Capital I Trust
Ser. 06-HQ9, Class C, 5.842s, 2044	3,417,000	3,402,637
FRB Ser. 06-HQ8, Class D, 5.683s, 2044	1,715,000	1,715,000
Ser. 07-HQ11, Class C, 5.558s, 2044	2,693,000	2,690,980
Ser. 06-HQ10, Class B, 5.448s, 2041	1,600,000	1,542,903
Ser. 06-HQ10, Class AJ, 5.389s, 2041	1,064,000	1,065,926

Morgan Stanley Capital I Trust 144A FRB Ser. 08-T29, Class F,
6.461s, 2043	798,000	782,200

Morgan Stanley Capital I, Inc. 144A FRB Ser. 04-RR,
Class F7, 6s, 2039	1,937,661	1,770,790

STRIPS CDO 144A FRB Ser. 03-1A, Class N, 5s, 2018
(Cayman Islands)	376,000	75,200

TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8s, 2038	1,165,452	291,363

24 Premier Income Trust

MORTGAGE-BACKED SECURITIES (50.9%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
UBS-Barclays Commercial Mortgage Trust 144A FRB Ser. 13-C6,
Class D, 4.493s, 2046	$1,040,000	$956,374

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C26, Class AJ, 6.197s, 2045	3,695,000	3,687,610
FRB Ser. 06-C25, Class AJ, 5.95s, 2043	145,000	144,971
FRB Ser. 07-C34, IO, 0.457s, 2046	26,493,217	190,751

Wachovia Bank Commercial Mortgage Trust 144A FRB
Ser. 04-C15, Class G, 5.395s, 2041	1,500,000	1,397,340

Wells Fargo Commercial Mortgage Trust 144A
Ser. 12-LC5, Class E, 4.777s, 2045	1,094,000	970,816
FRB Ser. 13-LC12, Class D, 4.434s, 2046	592,000	500,908
Ser. 14-LC18, Class D, 3.957s, 2047	1,734,000	1,266,003

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C5, Class E, 5.822s, 2044	122,000	127,048
FRB Ser. 13-C16, Class D, 5.147s, 2046	3,158,000	2,999,279
FRB Ser. 14-C19, Class E, 5.136s, 2047	2,746,000	2,229,715
Ser. 12-C6, Class E, 5s, 2045	1,243,000	1,110,819
Ser. 11-C4, Class F, 5s, 2044	1,993,000	1,973,867
FRB Ser. 13-C18, Class D, 4.824s, 2046	924,000	835,786
FRB Ser. 13-C15, Class D, 4.629s, 2046	1,621,000	1,432,801
Ser. 14-C19, Class D, 4.234s, 2047	1,542,000	1,206,397
Ser. 13-C12, Class E, 3 1/2s, 2048	1,664,000	1,322,381

137,144,963
Residential mortgage-backed securities (non-agency) (11.2%)
Banc of America Funding Trust 144A FRB Ser. 14-R7, Class 3A2,
2.781s, 2036	311,668	244,449

BCAP, LLC Trust 144A
FRB Ser. 09-RR5, Class 7A2, 5 1/2s, 2035	1,444,508	1,236,643
FRB Ser. 12-RR2, Class 5A12, 2.862s, 2036	1,350,000	1,250,100
FRB Ser. 15-RR5, Class 2A3, 1.326s, 2046	1,380,000	1,034,862
FRB Ser. 15-RR3, Class 5A3, 0.622s, 2046	1,558,000	1,090,600
FRB Ser. 12-RR5, Class 4A8, 0.592s, 2035	891,740	814,202

Bear Stearns Alt-A Trust FRB Ser. 04-3, Class B, 3.352s, 2034	1,201,153	1,167,514

Bear Stearns Asset Backed Securities I Trust FRB Ser. 04-FR3,
Class M6, 5.302s, 2034	76,336	43,638

Bellemeade Re Ltd. 144A FRB Ser. 15-1A, Class M2, 4.727s,
2025 (Bermuda)	1,062,000	1,043,415

Citigroup Mortgage Loan Trust 144A FRB Ser. 12-4, Class 3A2,
2.65s, 2036	1,631,012	1,435,290

Countrywide Alternative Loan Trust
FRB Ser. 06-OA7, Class 1A1, 2.052s, 2046	1,463,199	1,174,217
FRB Ser. 06-OA10, Class 1A1, 1.245s, 2046	970,832	713,317
FRB Ser. 06-OA7, Class 1A2, 1.225s, 2046	1,624,532	1,291,503
FRB Ser. 05-38, Class A3, 0.777s, 2035	2,532,340	2,026,043
FRB Ser. 05-59, Class 1A1, 0.756s, 2035	4,455,872	3,564,698
FRB Ser. 06-OC2, Class 2A3, 0.717s, 2036 F	744,662	666,472
FRB Ser. 06-OA2, Class A5, 0.656s, 2046 F	1,436,904	1,084,863
FRB Ser. 06-OA10, Class 4A1, 0.617s, 2046	9,291,216	6,921,956

Premier Income Trust 25

MORTGAGE-BACKED SECURITIES (50.9%)* cont.	Principal amount	Value

Residential mortgage-backed securities (non-agency) cont.
CSMC Trust 144A
FRB Ser. 11-6R, Class 3A6, 3.005s, 2036	$3,200,000	$2,816,000
FRB Ser. 13-2R, Class 4A2, 2.626s, 2036 F	2,866,786	2,307,763

Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt Notes FRB Ser. 15-DN1,
Class B, 11.927s, 2025	2,740,417	2,794,130
Structured Agency Credit Risk Debt Notes FRB Ser. 15-HQA2,
Class B, 10.927s, 2028	1,474,000	1,471,789
Structured Agency Credit Risk Debt Notes FRB Ser. 16-DNA1,
Class B, 10.425s, 2028	2,680,000	2,615,412
Structured Agency Credit Risk Debt Notes FRB Ser. 15-DNA3,
Class B, 9.777s, 2028	2,576,000	2,434,208
Structured Agency Credit Risk Debt Notes FRB Ser. 15-DNA1,
Class B, 9.627s, 2027	502,847	547,892
Structured Agency Credit Risk Debt Notes FRB Ser. 15-DNA2,
Class B, 7.977s, 2027	1,706,000	1,541,371

Federal National Mortgage Association Connecticut Avenue
Securities FRB Ser. 15-C04, Class 1M2, 6.127s, 2028	715,000	700,772

Green Tree Home Improvement Loan Trust Ser. 95-F,
Class B2, 7.1s, 2021	787	787

GreenPoint Mortgage Funding Trust FRB Ser. 05-HY1, Class M1,
0.977s, 2035	1,563,637	1,127,382

GSAA Home Equity Trust
FRB Ser. 05-9, Class M3, 0.957s, 2035	1,300,000	874,791
FRB Ser. 05-9, Class M1, 0.907s, 2035	3,300,000	2,567,730

GSAA Trust FRB Ser. 05-8, Class M1, 0.917s, 2035 F	1,000,000	700,000

Morgan Stanley Resecuritization Trust 144A
Ser. 15-R4, Class CB2, 0.598s, 2047 F	860,000	585,875
Ser. 15-R4, Class CB3, 0.598s, 2047 F	160,000	79,200

MortgageIT Trust FRB Ser. 05-3, Class M2, 0.957s, 2035	699,339	611,627

Nationstar HECM Loan Trust 144A Ser. 15-1A, Class A,
3.844s, 2018	580,992	579,540

Nomura Resecuritization Trust 144A FRB Ser. 15-4R,
Class 1A14, 0.634s, 2047	1,200,000	600,000

WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR19, Class A1C3, 0.927s, 2045	4,391,818	3,711,086
FRB Ser. 05-AR13, Class A1C3, 0.917s, 2045	6,976,786	5,651,739
FRB Ser. 05-AR8, Class 2AC2, 0.887s, 2045	2,090,781	1,812,122
FRB Ser. 05-AR17, Class A1B2, 0.837s, 2045	1,345,529	1,103,334
FRB Ser. 05-AR19, Class A1C4, 0.827s, 2045	1,311,117	1,088,227
FRB Ser. 05-AR6, Class 2A1C, 0.767s, 2045	935,951	797,898

		65,924,457

Total mortgage-backed securities (cost $309,288,039)		$298,360,100

CORPORATE BONDS AND NOTES (31.1%)*	Principal amount	Value

Basic materials (2.8%)
A Schulman, Inc. 144A company guaranty sr. unsec. unsub.
notes 6 7/8s, 2023	$420,000	$378,000

ArcelorMittal SA sr. unsec. unsub. bonds 10.85s, 2019 (France)	511,000	475,230

ArcelorMittal SA sr. unsec. unsub. bonds 6 1/8s, 2025 (France)	207,000	149,040

26 Premier Income Trust

CORPORATE BONDS AND NOTES (31.1%)* cont.	Principal amount	Value

Basic materials cont.
ArcelorMittal SA sr. unsec. unsub. notes 8s, 2039 (France)	$265,000	$186,825

Beacon Roofing Supply, Inc. 144A company guaranty sr. unsec.
unsub. notes 6 3/8s, 2023	457,000	471,281

Blue Cube Spinco, Inc. 144A company guaranty sr. unsec. notes
9 3/4s, 2023	209,000	224,675

Boise Cascade Co. company guaranty sr. unsec. notes
6 3/8s, 2020	471,000	478,065

Builders FirstSource, Inc. 144A company guaranty sr. unsec.
notes 10 3/4s, 2023	753,000	704,996

Celanese US Holdings, LLC company guaranty sr. unsec. notes
5 7/8s, 2021 (Germany)	355,000	376,300

Cemex Finance, LLC 144A company guaranty sr. notes 6s,
2024 (Mexico)	485,000	414,675

Cemex SAB de CV 144A company guaranty sr. notes 6 1/2s,
2019 (Mexico)	420,000	396,375

Cemex SAB de CV 144A company guaranty sr. sub. notes 5.7s,
2025 (Mexico)	250,000	208,125

Compass Minerals International, Inc. 144A company guaranty sr.
unsec. notes 4 7/8s, 2024	486,000	443,475

Coveris Holdings SA 144A company guaranty sr. unsec. notes
7 7/8s, 2019 (Luxembourg)	750,000	588,750

CPG Merger Sub, LLC 144A company guaranty sr. unsec.
notes 8s, 2021	193,000	185,280

Eldorado Gold Corp. 144A sr. unsec. notes 6 1/8s,
2020 (Canada)	23,000	19,378

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec.
notes 7 1/4s, 2022 (Canada)	463,000	208,350

GCP Applied Technologies, Inc. 144A company guaranty sr.
unsec. notes 9 1/2s, 2023	310,000	327,825

HD Supply, Inc. company guaranty sr. unsec. notes
11 1/2s, 2020	357,000	393,593

HD Supply, Inc. company guaranty sr. unsec. sub. notes
7 1/2s, 2020	681,000	708,240

HudBay Minerals, Inc. company guaranty sr. unsec. notes
9 1/2s, 2020 (Canada)	689,000	423,735

Huntsman International, LLC company guaranty sr. unsec.
unsub. notes 4 7/8s, 2020	546,000	484,575

Huntsman International, LLC 144A company guaranty sr. unsec.
notes 5 1/8s, 2022	100,000	86,000

JMC Steel Group, Inc. 144A sr. unsec. notes 8 1/4s, 2018	250,000	186,250

Louisiana-Pacific Corp. company guaranty sr. unsec. notes
7 1/2s, 2020	526,000	541,780

Mercer International, Inc. company guaranty sr. unsec. notes
7 3/4s, 2022 (Canada)	367,000	338,558

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes
6 1/4s, 2022 (Canada)	187,000	139,783

Norbord, Inc. 144A company guaranty sr. notes 6 1/4s,
2023 (Canada)	320,000	308,800

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020	755,000	686,220

Pactiv, LLC sr. unsec. unsub. notes 7.95s, 2025	245,000	213,150

Premier Income Trust 27

CORPORATE BONDS AND NOTES (31.1%)* cont.	Principal amount	Value

Basic materials cont.
Perstorp Holding AB 144A company guaranty sr. notes 8 3/4s,
2017 (Sweden)	$653,000	$638,308

PQ Corp. 144A company guaranty sub. notes 8 3/4s, 2018	183,000	170,190

Ryerson, Inc./Joseph T Ryerson & Son, Inc. company guaranty
sr. sub. notes 9s, 2017	487,000	367,685

Sealed Air Corp. 144A company guaranty sr. unsec. notes
6 7/8s, 2033	502,000	515,178

Sealed Air Corp. 144A company guaranty sr. unsec. notes
6 1/2s, 2020	247,000	272,318

Sealed Air Corp. 144A company guaranty sr. unsec. notes
5 1/4s, 2023	320,000	324,800

Sealed Air Corp. 144A company guaranty sr. unsec. notes
5 1/8s, 2024	140,000	140,000

Sealed Air Corp. 144A company guaranty sr. unsec. notes
4 7/8s, 2022	129,000	129,886

Sealed Air Corp. 144A sr. unsec. bonds 5 1/2s, 2025	105,000	107,100

Smurfit Kappa Acquisitions 144A company guaranty sr. unsec.
notes 4 7/8s, 2018 (Ireland)	200,000	205,500

Smurfit Kappa Treasury Funding, Ltd. company guaranty sr.
unsec. unsub. notes 7 1/2s, 2025 (Ireland)	278,000	300,240

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes
6 3/8s, 2022	285,000	275,738

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes
5 1/2s, 2024	110,000	99,275

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes
5 1/4s, 2023	45,000	40,838

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes
5 1/8s, 2021	70,000	65,275

TMS International Corp. 144A company guaranty sr. unsec. sub.
notes 7 5/8s, 2021	142,000	107,565

Univar, Inc. 144A company guaranty sr. unsec. notes
6 3/4s, 2023	310,000	274,350

USG Corp. 144A company guaranty sr. unsec. notes
5 7/8s, 2021	285,000	292,838

USG Corp. 144A company guaranty sr. unsec. notes
5 1/2s, 2025	266,000	269,658

Weekley Homes, LLC/Weekley Finance Corp. sr. unsec.
notes 6s, 2023	125,000	116,875

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes
5 5/8s, 2024	476,000	473,620

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes
5 1/8s, 2021	268,000	269,340

16,203,906
Capital goods (1.9%)
ADS Waste Holdings, Inc. company guaranty sr. unsec. notes
8 1/4s, 2020	1,115,000	1,031,375

American Axle & Manufacturing, Inc. company guaranty sr.
unsec. notes 7 3/4s, 2019	518,000	550,375

Amstead Industries, Inc. 144A company guaranty sr. unsec. sub.
notes 5 3/8s, 2024	280,000	274,400

28 Premier Income Trust

CORPORATE BONDS AND NOTES (31.1%)* cont.		Principal amount	Value

Capital goods cont.
Amstead Industries, Inc. 144A company guaranty sr. unsec. sub.
notes 5s, 2022		$415,000	$410,850

ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes
6 1/2s, 2023 (Canada)		315,000	320,513

Belden, Inc. 144A company guaranty sr. unsec. sub. notes
5 1/4s, 2024		524,000	470,290

Berry Plastics Corp. company guaranty notes 5 1/2s, 2022		240,000	239,400

Berry Plastics Corp. company guaranty unsub. notes
5 1/8s, 2023		154,000	150,150

Berry Plastics Corp. 144A company guaranty notes 6s, 2022		155,000	158,100

Briggs & Stratton Corp. company guaranty sr. unsec. notes
6 7/8s, 2020		553,000	595,858

Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds
7 3/8s, 2026		145,000	155,150

DH Services Luxembourg Sarl 144A company guaranty sr.
unsec. sub. notes 7 3/4s, 2020 (Luxembourg)		237,000	234,038

Gates Global, LLC/Gates Global Co. 144A company guaranty sr.
unsec. notes 6s, 2022		818,000	602,253

KION Finance SA 144A sr. unsub. notes 6 3/4s,
2020 (Luxembourg)	EUR	145,000	162,576

KLX, Inc. 144A company guaranty sr. unsec. notes 5 7/8s, 2022		$537,000	502,041

Legrand France SA sr. unsec. unsub. notes 8 1/2s, 2025 (France)		158,000	213,180

Manitowoc Co., Inc. (The) company guaranty sr. unsec. notes
5 7/8s, 2022		605,000	641,300

MasTec, Inc. company guaranty sr. unsec. unsub. notes
4 7/8s, 2023		419,000	350,913

Moog, Inc. 144A company guaranty sr. unsec. notes
5 1/4s, 2022		315,000	318,150

Omega US Sub, LLC 144A sr. unsec. notes 8 3/4s, 2023		365,000	327,588

Oshkosh Corp. company guaranty sr. unsec. sub. notes
5 3/8s, 2025		215,000	212,850

Oshkosh Corp. company guaranty sr. unsec. sub. notes
5 3/8s, 2022		744,000	751,440

Rexam PLC unsec. sub. FRB 6 3/4s, 2067 (United Kingdom)	EUR	135,000	146,969

Terex Corp. company guaranty sr. unsec. notes 6s, 2021		$662,000	595,800

TransDigm, Inc. company guaranty sr. unsec. sub. notes
7 1/2s, 2021		105,000	107,100

TransDigm, Inc. company guaranty sr. unsec. sub. notes
5 1/2s, 2020		570,000	555,750

TransDigm, Inc. company guaranty sr. unsec. unsub. notes
6 1/2s, 2024		95,000	92,863

ZF North America Capital, Inc. 144A company guaranty sr.
unsec. unsub. notes 4 3/4s, 2025		540,000	506,250

ZF North America Capital, Inc. 144A company guaranty sr.
unsec. unsub. notes 4 1/2s, 2022		330,000	318,038

10,995,560
Communication services (4.1%)
Altice Financing SA 144A company guaranty sr. notes 6 5/8s,
2023 (Luxembourg)		400,000	394,000

Altice SA 144A company guaranty sr. unsec. notes 7 3/4s,
2022 (Luxembourg)		1,000,000	925,000

Premier Income Trust 29

CORPORATE BONDS AND NOTES (31.1%)* cont.	Principal amount	Value

Communication services cont.
Altice SA 144A company guaranty sr. unsec. notes 7 5/8s,
2025 (Luxembourg)	$350,000	$310,188

Cablevision Systems Corp. sr. unsec. unsub. notes 8 5/8s, 2017	472,000	489,700

Cablevision Systems Corp. sr. unsec. unsub. notes 8s, 2020	400,000	378,000

Cablevision Systems Corp. sr. unsec. unsub. notes 7 3/4s, 2018	45,000	45,563

CCO Holdings, LLC/CCO Holdings Capital Corp. company
guaranty sr. unsec. bonds 5 1/8s, 2023	820,000	815,900

CCO Holdings, LLC/CCO Holdings Capital Corp. company
guaranty sr. unsec. notes 6 1/2s, 2021	223,000	231,920

CCO Holdings, LLC/CCO Holdings Capital Corp. company
guaranty sr. unsec. notes 5 1/4s, 2022	618,000	624,180

CCOH Safari, LLC 144A sr. unsec. notes 5 3/4s, 2026	215,000	213,790

CenturyLink, Inc. sr. unsec. unsub. notes 6 3/4s, 2023	348,000	329,295

CenturyLink, Inc. sr. unsec. unsub. notes 5 5/8s, 2020	95,000	93,219

Cequel Communications Holdings I, LLC/Cequel Capital Corp.
144A sr. unsec. unsub. notes 5 1/8s, 2021	381,000	342,900

Cequel Communications Holdings I, LLC/Cequel Capital Corp.
144A sr. unsec. unsub. notes 5 1/8s, 2021	249,000	224,100

Crown Castle International Corp. sr. unsec. notes 5 1/4s, 2023 R	697,000	742,305

Crown Castle International Corp. sr. unsec. notes 4 7/8s, 2022 R	205,000	214,481

CSC Holdings, LLC sr. unsec. unsub. bonds 5 1/4s, 2024	250,000	220,625

CSC Holdings, LLC sr. unsec. unsub. notes 6 3/4s, 2021	124,000	122,450

Digicel Group, Ltd. 144A sr. unsec. notes 8 1/4s, 2020 (Jamaica)	480,000	388,260

Digicel, Ltd. 144A company guaranty sr. unsec. notes 6 3/4s,
2023 (Jamaica)	610,000	523,838

DISH DBS Corp. company guaranty sr. unsec. unsub. notes
5 7/8s, 2024	305,000	271,831

Frontier Communications Corp. sr. unsec. notes 6 1/4s, 2021	160,000	134,800

Frontier Communications Corp. sr. unsec. unsub. notes
7 5/8s, 2024	115,000	96,313

Frontier Communications Corp. 144A sr. unsec. notes 11s, 2025	348,000	335,385

Frontier Communications Corp. 144A sr. unsec. notes
10 1/2s, 2022	465,000	452,213

Frontier Communications Corp. 144A sr. unsec. notes
8 7/8s, 2020	142,000	142,533

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes
7 1/2s, 2021 (Bermuda)	323,000	276,165

Intelsat Jackson Holdings SA company guaranty sr. unsec.
unsub. bonds 6 5/8s, 2022 (Bermuda)	190,000	123,025

Intelsat Luxembourg SA company guaranty sr. unsec. bonds
7 3/4s, 2021 (Luxembourg)	49,000	21,315

Intelsat Luxembourg SA company guaranty sr. unsec. sub.
bonds 8 1/8s, 2023 (Luxembourg)	90,000	37,125

Level 3 Communications, Inc. sr. unsec. unsub. notes
5 3/4s, 2022	140,000	144,200

Level 3 Financing, Inc. company guaranty sr. unsec. unsub.
notes 6 1/8s, 2021	150,000	157,125

Level 3 Financing, Inc. company guaranty sr. unsec. unsub.
notes 5 3/8s, 2022	475,000	482,125

30 Premier Income Trust

CORPORATE BONDS AND NOTES (31.1%)* cont.		Principal amount	Value

Communication services cont.
Level 3 Financing, Inc. 144A company guaranty sr. unsec. unsub.
notes 5 3/8s, 2024		$170,000	$171,700

Numericable-SFR 144A sr. bonds 5 5/8s, 2024 (France)	EUR	110,000	120,802

Numericable-SFR SAS 144A company guaranty sr. notes 6s,
2022 (France)		$1,075,000	1,060,219

Numericable-SFR SAS 144A sr. bonds 6 1/4s, 2024 (France)		450,000	435,600

Quebecor Media, Inc. sr. unsec. unsub. notes 5 3/4s,
2023 (Canada)		211,000	213,110

Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025		382,000	423,342

Sprint Capital Corp. company guaranty sr. unsec. unsub. notes
6 7/8s, 2028		745,000	490,769

Sprint Communications, Inc. sr. unsec. notes 7s, 2020		238,000	174,930

Sprint Communications, Inc. sr. unsec. unsub. notes
8 3/8s, 2017		695,000	672,413

Sprint Communications, Inc. 144A company guaranty sr. unsec.
notes 9s, 2018		656,000	669,120

Sprint Corp. company guaranty sr. unsec. sub. notes
7 7/8s, 2023		929,000	661,913

Sprint Corp. company guaranty sr. unsec. sub. notes
7 1/4s, 2021		465,000	334,800

T-Mobile USA, Inc. company guaranty sr. unsec. notes
6 5/8s, 2023		658,000	672,805

T-Mobile USA, Inc. company guaranty sr. unsec. notes
6 3/8s, 2025		320,000	320,800

T-Mobile USA, Inc. company guaranty sr. unsec. notes
6 1/4s, 2021		480,000	489,600

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6s, 2023		291,000	292,601

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes
6.464s, 2019		175,000	180,469

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes
6 1/8s, 2022		455,000	461,825

Telenet Finance V Luxembourg SCA 144A sr. notes 6 3/4s,
2024 (Luxembourg)	EUR	680,000	800,055

Telenet Finance V Luxembourg SCA 144A sr. notes 6 1/4s,
2022 (Luxembourg)	EUR	200,000	231,068

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
company guaranty sr. notes 5 5/8s, 2023 (Germany)	EUR	115,200	131,460

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
company guaranty sr. notes Ser. REGS, 5 3/4s, 2023 (Germany)	EUR	209,790	239,870

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
144A company guaranty sr. notes 5 1/8s, 2023 (Germany)	EUR	433,350	491,038

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5s,
2022 (Canada)		$662,000	666,965

Virgin Media Secured Finance PLC 144A sr. notes 6s, 2021
(United Kingdom)	GBP	481,500	708,751

West Corp. 144A company guaranty sr. unsec. sub. notes
5 3/8s, 2022		$609,000	516,128

WideOpenWest Finance, LLC/WideOpenWest Capital Corp.
company guaranty sr. unsec. sub. notes 10 1/4s, 2019		811,000	764,368

Wind Acquisition Finance SA 144A company guaranty notes
7 3/8s, 2021 (Luxembourg)		225,000	213,890

Premier Income Trust 31

CORPORATE BONDS AND NOTES (31.1%)* cont.		Principal amount	Value

Communication services cont.
Wind Acquisition Finance SA 144A company guaranty sr. notes
4s, 2020 (Luxembourg)	EUR	290,000	$306,476

Windstream Services, LLC company guaranty sr. unsec. notes
7 3/4s, 2021		$254,000	198,120

Windstream Services, LLC company guaranty sr. unsec. notes
6 3/8s, 2023		659,000	476,128

Ziggo Bond Finance BV 144A sr. unsec. bonds 4 5/8s,
2025 (Netherlands)	EUR	115,000	115,499

24,010,503
Consumer cyclicals (5.1%)
AMC Entertainment, Inc. company guaranty sr. unsec. sub.
notes 5 7/8s, 2022		$255,000	262,331

AMC Entertainment, Inc. 144A company guaranty sr. unsec.
sub. notes 5 3/4s, 2025		240,000	244,500

American Builders & Contractors Supply Co., Inc. 144A sr. unsec.
notes 5 3/4s, 2023		377,000	384,069

American Tire Distributors, Inc. 144A sr. unsec. sub. notes
10 1/4s, 2022		561,000	465,630

Autonation, Inc. company guaranty sr. unsec. unsub. notes
5 1/2s, 2020		512,000	558,949

Black Knight InfoServ, LLC company guaranty sr. unsec. notes
5 3/4s, 2023		374,000	384,285

Bon-Ton Department Stores, Inc. (The) company guaranty notes
10 5/8s, 2017		430,000	322,500

Bon-Ton Department Stores, Inc. (The) company guaranty
notes 8s, 2021		222,000	85,470

Boyd Gaming Corp. company guaranty sr. unsec. sub. notes
6 7/8s, 2023		344,000	349,160

Brookfield Residential Properties, Inc. 144A company guaranty
sr. unsec. notes 6 1/2s, 2020 (Canada)		535,000	484,175

Brookfield Residential Properties, Inc./Brookfield Residential
US Corp. 144A company guaranty sr. unsec. notes 6 1/8s,
2022 (Canada)		225,000	197,438

Building Materials Corp. of America 144A sr. unsec. notes
5 3/8s, 2024		501,000	493,485

CalAtlantic Group, Inc. company guaranty sr. unsec. sub. notes
6 1/4s, 2021		562,000	592,910

CalAtlantic Group, Inc. company guaranty sr. unsec. sub. notes
5 7/8s, 2024		195,000	202,313

Cedar Fair LP/Canada’s Wonderland Co./Magnum Management
Corp. company guaranty sr. unsec. notes 5 3/8s, 2024		100,000	100,500

Cedar Fair LP/Canada’s Wonderland Co./Magnum Management
Corp. company guaranty sr. unsec. notes 5 1/4s, 2021		235,000	240,875

Cinemark USA, Inc. company guaranty sr. unsec. notes
5 1/8s, 2022		165,000	165,825

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes
7 3/8s, 2021		83,000	86,528

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes
4 7/8s, 2023		140,000	137,550

Clear Channel Worldwide Holdings, Inc. company guaranty sr.
unsec. sub. notes 7 5/8s, 2020		298,000	245,850

32 Premier Income Trust

CORPORATE BONDS AND NOTES (31.1%)* cont.		Principal amount	Value

Consumer cyclicals cont.
Clear Channel Worldwide Holdings, Inc. company guaranty sr.
unsec. unsub. notes 6 1/2s, 2022		$865,000	$801,206

Cumulus Media Holdings, Inc. company guaranty sr. unsec.
notes 7 3/4s, 2019		254,000	98,108

Dana Holding Corp. sr. unsec. notes 6s, 2023		531,000	505,778

Eldorado Resorts, Inc. 144A sr. unsec. notes 7s, 2023		440,000	433,400

Family Tree Escrow, LLC 144A company guaranty sr. unsec.
unsub. notes 5 3/4s, 2023		155,000	163,331

Family Tree Escrow, LLC 144A company guaranty sr. unsec.
unsub. notes 5 1/4s, 2020		105,000	110,250

Fiat Chryslet Automobiles NV sr. unsec. unsub. notes 5 1/4s,
2023 (United Kingdom)		430,000	400,975

General Motors Co. sr. unsec. notes 5.2s, 2045		80,000	71,082

Gibson Brands, Inc. 144A sr. notes 8 7/8s, 2018		313,000	175,280

GLP Capital LP/GLP Financing II, Inc. company guaranty sr.
unsec. sub. notes 4 7/8s, 2020		400,000	391,000

GLP Capital LP/GLP Financing II, Inc. company guaranty sr.
unsec. sub. notes 4 3/8s, 2018		145,000	145,707

Gray Television, Inc. company guaranty sr. unsec. sub. notes
7 1/2s, 2020		616,000	635,250

Great Canadian Gaming Corp. 144A company guaranty sr.
unsec. notes 6 5/8s, 2022 (Canada)	CAD	600,000	422,942

Grupo Televisa SAB sr. unsec. unsub. bonds 6 5/8s,
2040 (Mexico)		$195,000	200,686

Grupo Televisa SAB sr. unsec. unsub. notes Ser. EMTN, 7 1/4s,
2043 (Mexico)	MXN	6,600,000	295,108

Howard Hughes Corp. (The) 144A sr. unsec. notes 6 7/8s, 2021		$842,000	842,000

iHeartCommunications, Inc. company guaranty sr.
notes 9s, 2019		674,000	462,533

Isle of Capri Casinos, Inc. company guaranty sr. unsec. notes
5 7/8s, 2021		355,000	362,988

JC Penney Corp, Inc. company guaranty sr. unsec. bonds
8 1/8s, 2019		168,000	154,224

JC Penney Corp, Inc. company guaranty sr. unsec. unsub. notes
5.65s, 2020		71,000	58,575

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes
9 3/4s, 2019 ‡‡		280,000	176,400

Jo-Ann Stores, Inc. 144A sr. unsec. notes 8 1/8s, 2019		535,000	430,675

L Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021		457,000	508,984

L Brands, Inc. company guaranty sr. unsec. sub. notes
5 5/8s, 2022		190,000	203,775

Lamar Media Corp. company guaranty sr. unsec. sub. notes
5 7/8s, 2022		130,000	135,038

Lamar Media Corp. company guaranty sr. unsec. sub. notes
5 3/8s, 2024		187,000	190,740

Lear Corp. company guaranty sr. unsec. notes 5 1/4s, 2025		56,000	58,170

Lennar Corp. company guaranty sr. unsec. notes 4 1/2s, 2019		200,000	205,000

Lennar Corp. company guaranty sr. unsec. unsub. notes
4 3/4s, 2022		580,000	565,500

LIN Television Corp. company guaranty sr. unsec. unsub. notes
5 7/8s, 2022		62,000	62,465

Premier Income Trust 33

CORPORATE BONDS AND NOTES (31.1%)* cont.	Principal amount	Value

Consumer cyclicals cont.
Masonite International Corp. 144A company guaranty sr. unsec.
notes 5 5/8s, 2023	$175,000	$179,375

Mattamy Group Corp. 144A sr. unsec. notes 6 1/2s,
2020 (Canada)	640,000	582,400

MGM Resorts International company guaranty sr. unsec. notes
6 3/4s, 2020	410,000	426,400

MGM Resorts International company guaranty sr. unsec. notes
5 1/4s, 2020	67,000	66,498

MGM Resorts International company guaranty sr. unsec. unsub.
notes 6 5/8s, 2021	337,000	347,110

Navistar International Corp. company guaranty sr. unsec. notes
8 1/4s, 2021	265,000	165,625

Neiman Marcus Group, LLC (The) company guaranty sr. notes
7 1/8s, 2028	260,000	226,200

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec.
sub. notes 8 3/4s, 2021 ‡‡	721,000	457,835

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec.
sub. notes 8s, 2021	220,000	165,000

Nielsen Co. Luxembourg Sarl (The) 144A company guaranty sr.
unsec. sub. notes 5 1/2s, 2021 (Luxembourg)	598,000	614,445

Nortek, Inc. company guaranty sr. unsec. sub. notes
8 1/2s, 2021	536,000	553,420

Outfront Media Capital, LLC/Outfront Media Capital Corp.
company guaranty sr. unsec. sub. notes 5 7/8s, 2025	315,000	320,314

Outfront Media Capital, LLC/Outfront Media Capital Corp.
company guaranty sr. unsec. sub. notes 5 5/8s, 2024	209,000	213,703

Owens Corning company guaranty sr. unsec. notes 4.2s, 2024	296,000	289,583

Owens Corning company guaranty sr. unsec. sub. notes 9s, 2019	211,000	245,930

Penn National Gaming, Inc. sr. unsec. sub. notes 5 7/8s, 2021	513,000	496,328

Penske Automotive Group, Inc. company guaranty sr. unsec.
sub. notes 5 3/4s, 2022	439,000	435,708

Penske Automotive Group, Inc. company guaranty sr. unsec.
sub. notes 5 3/8s, 2024	330,000	320,100

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes
7 7/8s, 2032	265,000	298,125

Regal Entertainment Group sr. unsec. sub. notes 5 3/4s, 2023	312,000	307,320

Regal Entertainment Group sr. unsec. sub. notes 5 3/4s, 2022	18,000	18,113

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.
144A sr. notes 9 1/2s, 2019	80,000	82,200

ROC Finance, LLC/ROC Finance 1 Corp. 144A notes
12 1/8s, 2018	555,000	571,650

Sabre GLBL, Inc. 144A company guaranty sr. notes 5 3/8s, 2023	365,000	366,825

Scientific Games Corp. company guaranty sr. unsec. sub. notes
8 1/8s, 2018	122,000	86,925

Scientific Games International, Inc. company guaranty sr. unsec.
notes 10s, 2022	680,000	472,600

Scientific Games International, Inc. company guaranty sr. unsec.
sub. notes 6 1/4s, 2020	115,000	54,625

Scientific Games International, Inc. 144A company guaranty sr.
notes 7s, 2022	345,000	324,300

34 Premier Income Trust

CORPORATE BONDS AND NOTES (31.1%)* cont.		Principal amount	Value

Consumer cyclicals cont.
Sinclair Television Group, Inc. company guaranty sr. unsec. sub.
notes 6 3/8s, 2021		$227,000	$233,810

Sinclair Television Group, Inc. company guaranty sr. unsec. sub.
notes 5 3/8s, 2021		44,000	44,165

Sinclair Television Group, Inc. 144A company guaranty sr. unsec.
sub. notes 5 5/8s, 2024		366,000	355,935

Sirius XM Radio, Inc. 144A company guaranty sr. unsec. sub.
notes 6s, 2024		263,000	274,178

Sirius XM Radio, Inc. 144A company guaranty sr. unsec. unsub.
notes 5 7/8s, 2020		20,000	20,850

Six Flags Entertainment Corp. 144A company guaranty sr.
unsec. unsub. notes 5 1/4s, 2021		770,000	784,091

Spectrum Brands, Inc. company guaranty sr. unsec. sub. notes
6 5/8s, 2022		25,000	26,563

Spectrum Brands, Inc. company guaranty sr. unsec. sub. notes
6 3/8s, 2020		30,000	31,650

Spectrum Brands, Inc. 144A company guaranty sr. unsec. notes
5 3/4s, 2025		240,000	246,000

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP
Gaming Finance Corp. 144A sr. notes 6 3/8s, 2021		417,000	376,343

Taylor Morrison Communities, Inc./Monarch Communities, Inc.
144A company guaranty sr. unsec. notes 5 1/4s, 2021		747,000	702,180

Taylor Morrison Communities, Inc./Monarch Communities, Inc.
144A company guaranty sr. unsec. sub. notes 5 5/8s, 2024		165,000	149,944

TEGNA, Inc. company guaranty sr. unsec. bonds 5 1/8s, 2020		359,000	371,565

TEGNA, Inc. 144A company guaranty sr. unsec. unsub. notes
4 7/8s, 2021		493,000	495,465

Thomas Cook Finance PLC 144A company guaranty sr. unsec.
bonds 6 3/4s, 2021 (United Kingdom)	EUR	713,000	798,593

Tribune Media Co. 144A company guaranty sr. unsec. notes
5 7/8s, 2022		$555,000	553,613

Univision Communications, Inc. 144A company guaranty sr.
unsec. notes 8 1/2s, 2021		204,000	202,470

29,627,585
Consumer staples (1.7%)
Ashtead Capital, Inc. 144A company guaranty notes
6 1/2s, 2022		828,000	844,560

Ashtead Capital, Inc. 144A company guaranty notes
5 5/8s, 2024		310,000	299,925

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. company
guaranty sr. unsec. unsub. notes 5 1/2s, 2023		400,000	380,000

BC ULC/New Red Finance, Inc. 144A company guaranty notes
6s, 2022 (Canada)		795,000	829,781

BC ULC/New Red Finance, Inc. 144A company guaranty sr.
notes 4 5/8s, 2022 (Canada)		170,000	170,638

BlueLine Rental Finance Corp. 144A notes 7s, 2019		549,000	430,965

CEC Entertainment, Inc. company guaranty sr. unsec. sub.
notes 8s, 2022		241,000	208,465

Ceridian HCM Holding, Inc. 144A sr. unsec. notes 11s, 2021		926,000	731,540

Constellation Brands, Inc. company guaranty sr. unsec. notes
4 1/4s, 2023		115,000	117,731

Premier Income Trust 35

CORPORATE BONDS AND NOTES (31.1%)* cont.	Principal amount	Value

Consumer staples cont.
Constellation Brands, Inc. company guaranty sr. unsec. notes
3 3/4s, 2021	$585,000	$588,218

Constellation Brands, Inc. company guaranty sr. unsec. unsub.
notes 6s, 2022	200,000	222,500

Corrections Corp. of America company guaranty sr. unsec. notes
4 5/8s, 2023 R	461,000	454,085

Corrections Corp. of America company guaranty sr. unsec. sub.
notes 4 1/8s, 2020 R	285,000	283,575

Dean Foods Co. 144A company guaranty sr. unsec. notes
6 1/2s, 2023	330,000	340,725

Elizabeth Arden, Inc. sr. unsec. unsub. notes 7 3/8s, 2021	800,000	532,000

ESAL GmbH 144A company guaranty sr. unsec. notes 6 1/4s,
2023 (Brazil)	310,000	244,900

JBS USA, LLC/JBS USA Finance, Inc. 144A company guaranty
sr. unsec. notes 7 1/4s, 2021 (Brazil)	810,000	734,063

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes
8 1/4s, 2020 (Brazil)	150,000	141,750

Landry’s Holdings II, Inc. 144A sr. unsec. notes 10 1/4s, 2018	85,000	84,150

Landry’s, Inc. 144A company guaranty sr. unsec. sub. notes
9 3/8s, 2020	225,000	237,656

Pilgrim’s Pride Corp. 144A company guaranty sr. unsec. notes
5 3/4s, 2025	202,000	194,425

Prestige Brands, Inc. 144A company guaranty sr. unsec. notes
5 3/8s, 2021	320,000	312,400

Revlon Consumer Products Corp. company guaranty sr. unsec.
sub. notes 5 3/4s, 2021	540,000	526,500

Rite Aid Corp. 144A company guaranty sr. unsec. unsub. notes
6 1/8s, 2023	560,000	590,800

TreeHouse Foods, Inc. 144A sr. unsec. notes 6s, 2024	45,000	46,294

Vander Intermediate Holding II Corp. 144A sr. unsec. notes
9 3/4s, 2019 ‡‡	405,000	195,413

WhiteWave Foods Co. (The) company guaranty sr. unsec. notes
5 3/8s, 2022	454,000	482,375

10,225,434
Energy (4.5%)
Antero Resources Corp. company guaranty sr. unsec. sub. notes
5 1/8s, 2022	300,000	252,750

Antero Resources Corp. 144A company guaranty sr. unsec.
notes 5 5/8s, 2023	240,000	199,200

Antero Resources Finance Corp. company guaranty sr. unsec.
sub. notes 5 3/8s, 2021	324,000	274,590

Archrock Partners, LP/Archrock Partners Finance Corp.
company guaranty sr. unsec. notes 6s, 2022	355,000	266,250

Archrock Partners, LP/Archrock Partners Finance Corp.
company guaranty sr. unsec. notes 6s, 2021	146,000	108,770

Baytex Energy Corp. 144A company guaranty sr. unsec. sub.
notes 5 5/8s, 2024 (Canada)	385,000	223,300

Baytex Energy Corp. 144A company guaranty sr. unsec. sub.
notes 5 1/8s, 2021 (Canada)	41,000	24,805

California Resources Corp. company guaranty sr. unsec. sub.
notes 6s, 2024	215,000	40,850

36 Premier Income Trust

CORPORATE BONDS AND NOTES (31.1%)* cont.	Principal amount	Value

Energy cont.
California Resources Corp. company guaranty sr. unsec. sub.
notes 5s, 2020	$57,000	$11,543

California Resources Corp. 144A company guaranty
notes 8s, 2022	726,000	288,585

Chaparral Energy, Inc. company guaranty sr. unsec. notes
9 7/8s, 2020	325,000	56,875

CHC Helicopter SA company guaranty sr. notes 9 1/4s,
2020 (Canada)	634,500	279,180

Chesapeake Energy Corp. 144A company guaranty
notes 8s, 2022	411,000	175,703

Concho Resources, Inc. company guaranty sr. unsec. notes
5 1/2s, 2023	448,000	400,960

Concho Resources, Inc. company guaranty sr. unsec. unsub.
notes 5 1/2s, 2022	204,000	183,600

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes
6 3/8s, 2021	74,000	26,640

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes
5 1/2s, 2022	202,000	70,195

Ecopetrol SA sr. unsec. unsub. notes 5 3/8s, 2026 (Colombia)	3,185,000	2,548,000

EXCO Resources, Inc. company guaranty sr. unsec. notes
7 1/2s, 2018	302,000	92,865

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company
guaranty sr. unsec. notes 6 3/4s, 2022	55,000	26,263

Gazprom OAO Via Gaz Capital SA sr. unsec. unsub. notes
Ser. REGS, EMTN, 7.288s, 2037 (Russia)	780,000	764,400

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. unsub. notes
9 1/4s, 2019 (Russia)	394,000	435,370

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. unsub. notes
7.288s, 2037 (Russia)	575,000	563,500

Halcon Resources Corp. company guaranty sr. unsec. notes
9 3/4s, 2020	390,000	56,550

Halcon Resources Corp. company guaranty sr. unsec. unsub.
notes 8 7/8s, 2021	765,000	110,925

Hiland Partners LP/Hiland Partners Finance Corp. 144A
company guaranty sr. unsec. notes 7 1/4s, 2020	340,000	336,600

Hiland Partners LP/Hiland Partners Finance Corp. 144A
company guaranty sr. unsec. sub. notes 5 1/2s, 2022	100,000	88,000

Hilcorp Energy I LP/Hilcorp Finance Co. 144A sr. unsec.
notes 5s, 2024	64,000	49,440

Key Energy Services, Inc. company guaranty sr. unsec. unsub.
notes 6 3/4s, 2021	275,000	44,000

Laredo Petroleum, Inc. company guaranty sr. unsec. notes
7 3/8s, 2022	389,000	288,833

Lightstream Resources, Ltd. 144A sr. unsec. notes 8 5/8s,
2020 (Canada)	340,000	56,100

Linn Energy, LLC/Linn Energy Finance Corp. company guaranty
sr. unsec. notes 6 1/2s, 2021	353,000	39,720

Linn Energy, LLC/Linn Energy Finance Corp. company guaranty
sr. unsec. notes 6 1/4s, 2019	103,000	12,875

Linn Energy, LLC/Linn Energy Finance Corp. 144A company
guaranty notes 12s, 2020	454,000	161,170

Premier Income Trust 37

CORPORATE BONDS AND NOTES (31.1%)* cont.	Principal amount	Value

Energy cont.
Lone Pine Resources Canada, Ltd. escrow company guaranty sr.
unsec. notes 10 3/8s, 2017 (Canada) F	$184,000	$10

Lukoil International Finance BV 144A company guaranty sr.
unsec. unsub. bonds 6.656s, 2022 (Russia)	1,080,000	1,110,262

Milagro Oil & Gas, Inc. company guaranty notes 10 1/2s, 2016
(In default) †	520,000	153,400

Newfield Exploration Co. sr. unsec. unsub. notes 5 3/4s, 2022	180,000	154,800

Newfield Exploration Co. sr. unsec. unsub. notes 5 3/8s, 2026	240,000	193,200

Oasis Petroleum, Inc. company guaranty sr. unsec. sub. notes
6 7/8s, 2023	196,000	110,250

Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes
6 7/8s, 2022	324,000	187,920

Pertamina Persero PT 144A sr. unsec. unsub. notes 4 7/8s,
2022 (Indonesia)	270,000	256,657

Pertamina Persero PT 144A sr. unsec. unsub. notes 4.3s,
2023 (Indonesia)	400,000	361,593

Petrobras Global Finance BV company guaranty sr. unsec.
unsub. notes 7 7/8s, 2019 (Brazil)	960,000	835,200

Petrobras Global Finance BV company guaranty sr. unsec.
unsub. notes 6 7/8s, 2040 (Brazil)	40,000	25,200

Petrobras Global Finance BV company guaranty sr. unsec.
unsub. notes 5 3/8s, 2021 (Brazil)	960,000	721,200

Petrobras Global Finance BV company guaranty sr. unsec.
unsub. notes 3 1/4s, 2017 (Brazil)	1,378,000	1,295,320

Petroleos de Venezuela SA company guaranty sr. unsec. unsub.
notes 5 3/8s, 2027 (Venezuela)	2,067,000	604,598

Petroleos de Venezuela SA company guaranty sr. unsec. unsub.
notes 5 1/4s, 2017 (Venezuela)	4,035,000	1,523,213

Petroleos de Venezuela SA sr. unsec. notes 5 1/8s,
2016 (Venezuela)	3,438,000	1,890,900

Petroleos de Venezuela SA 144A company guaranty sr. unsec.
notes 8 1/2s, 2017 (Venezuela)	5,469,995	2,242,698

Petroleos de Venezuela SA 144A company guaranty sr. unsec.
notes 6s, 2026 (Venezuela)	2,345,000	689,196

Petroleos Mexicanos company guaranty sr. unsec. unsub. bonds
6 5/8s, 2035 (Mexico)	340,000	300,971

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes
8s, 2019 (Mexico)	1,440,000	1,547,280

Petroleos Mexicanos 144A company guaranty sr. unsec. unsub.
notes 5 5/8s, 2046 (Mexico)	525,000	403,776

Petroleos Mexicanos 144A company guaranty sr. unsec. unsub.
notes 4 1/2s, 2026 (Mexico)	95,000	81,782

Rose Rock Midstream LP/Rose Rock Finance Corp. company
guaranty sr. unsec. sub. notes 5 5/8s, 2023	240,000	129,600

Rose Rock Midstream LP/Rose Rock Finance Corp. company
guaranty sr. unsec. sub. notes 5 5/8s, 2022	135,000	81,000

Sabine Pass Liquefaction, LLC sr. notes 6 1/4s, 2022	220,000	202,400

Sabine Pass Liquefaction, LLC sr. notes 5 3/4s, 2024	210,000	184,275

Sabine Pass Liquefaction, LLC sr. notes 5 5/8s, 2023	210,000	184,275

Sabine Pass LNG LP company guaranty sr. sub. notes
6 1/2s, 2020	175,000	180,906

38 Premier Income Trust

CORPORATE BONDS AND NOTES (31.1%)* cont.		Principal amount	Value

Energy cont.
Samson Investment Co. company guaranty sr. unsec. notes
9 3/4s, 2020 (In default) †		$950,000	$1,188

SandRidge Energy, Inc. 144A company guaranty notes
8 3/4s, 2020		470,000	88,713

Seven Generations Energy, Ltd. 144A sr. unsec. sub. notes
8 1/4s, 2020 (Canada)		365,000	325,306

Seventy Seven Energy, Inc. sr. unsec. sub. notes 6 1/2s, 2022		45,000	1,575

SM Energy Co. sr. unsec. unsub. notes 6 1/2s, 2023		245,000	140,875

Tervita Corp. 144A company guaranty sr. notes 9s,
2018 (Canada)	CAD	103,000	41,909

Tervita Corp. 144A sr. notes 8s, 2018 (Canada)		$125,000	73,750

Tervita Corp. 144A sr. unsec. notes 10 7/8s, 2018 (Canada)		105,000	18,900

Triangle USA Petroleum Corp. 144A company guaranty sr.
unsec. notes 6 3/4s, 2022		70,000	11,900

Unit Corp. company guaranty sr. unsec. sub. notes 6 5/8s, 2021		582,000	378,300

Whiting Petroleum Corp. company guaranty sr. unsec. unsub.
notes 5 3/4s, 2021		450,000	282,375

Williams Partners LP/ACMP Finance Corp. company guaranty sr.
unsec. unsub. notes 6 1/8s, 2022		340,000	277,229

Williams Partners LP/ACMP Finance Corp. sr. unsec. unsub.
notes 4 7/8s, 2023		469,000	355,268

26,207,577
Financials (5.6%)
Alliance Data Systems Corp. 144A company guaranty sr. unsec.
notes 5 3/8s, 2022		778,000	737,155

Ally Financial, Inc. company guaranty sr. unsec. notes 8s, 2031		618,000	695,250

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes
7 1/2s, 2020		1,320,000	1,468,500

Ally Financial, Inc. sub. unsec. notes 5 3/4s, 2025		220,000	219,450

American International Group, Inc. jr. unsec. sub. FRB
8.175s, 2058		163,000	212,104

Banco do Brasil SA/Cayman 144A unsec. sub. notes 5 7/8s,
2022 (Brazil)		1,455,000	1,251,300

Banco Nacional de Costa Rica 144A sr. unsec. unsub. notes
4 7/8s, 2018 (Costa Rica)		250,000	246,605

Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.1s,
perpetual maturity		148,000	148,000

Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6 1/2s,
perpetual maturity		185,000	193,266

CBRE Services, Inc. company guaranty sr. unsec. notes
5 1/4s, 2025		175,000	180,784

CBRE Services, Inc. company guaranty sr. unsec. unsub.
notes 5s, 2023		191,000	192,661

CIT Group, Inc. sr. unsec. notes 3 7/8s, 2019		155,000	153,760

CIT Group, Inc. sr. unsec. sub. notes 5s, 2023		255,000	257,869

CIT Group, Inc. sr. unsec. unsub. notes 5 3/8s, 2020		310,000	320,850

CIT Group, Inc. sr. unsec. unsub. notes 5s, 2022		315,000	318,552

CIT Group, Inc. 144A sr. unsec. notes 6 5/8s, 2018		470,000	496,790

CIT Group, Inc. 144A sr. unsec. notes 5 1/2s, 2019		380,000	392,350

CNO Financial Group, Inc. sr. unsec. unsub. notes 5 1/4s, 2025		215,000	217,150

Premier Income Trust 39

CORPORATE BONDS AND NOTES (31.1%)* cont.		Principal amount	Value

Financials cont.
CNO Financial Group, Inc. sr. unsec. unsub. notes 4 1/2s, 2020		$230,000	$235,750

Credit Acceptance Corp. company guaranty sr. unsec. notes
6 1/8s, 2021		372,000	356,190

DFC Finance Corp. 144A company guaranty sr. notes
10 1/2s, 2020		373,000	232,193

Dresdner Funding Trust I jr. unsec. sub. notes 8.151s, 2031		500,000	600,000

Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151s, 2031		379,000	454,800

E*Trade Financial Corp. sr. unsec. unsub. notes 5 3/8s, 2022		277,000	291,543

E*Trade Financial Corp. sr. unsec. unsub. notes 4 5/8s, 2023		371,000	371,000

Genworth Holdings, Inc. company guaranty jr. unsec. sub. FRN
6.15s, 2066		172,000	45,580

HSBC Capital Funding LP/Jersey company guaranty jr. unsec.
sub. FRB 5.13s, perpetual maturity (United Kingdom)	EUR	486,000	528,643

Hub Holdings, LLC/Hub Holdings Finance, Inc. 144A sr. unsec.
sub. notes 8 1/8s, 2019 ‡‡		$161,000	136,850

HUB International, Ltd. 144A sr. unsec. notes 7 7/8s, 2021		475,000	416,813

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company
guaranty sr. unsec. notes 5 7/8s, 2022		440,000	393,250

International Lease Finance Corp. sr. unsec. unsub. notes
5 7/8s, 2022		20,000	20,850

iStar, Inc. sr. unsec. notes 5s, 2019 R		25,000	23,500

Liberty Mutual Insurance Co. 144A unsec. sub. notes
7.697s, 2097		670,000	862,306

Lloyds Bank PLC jr. unsec. sub. FRN Ser. EMTN, 13s, perpetual
maturity (United Kingdom)	GBP	175,000	425,154

Lloyds Banking Group PLC 144A jr. unsec. sub. FRN 6.657s,
perpetual maturity (United Kingdom)		$320,000	356,800

MPT Operating Partnership LP/MPT Finance Corp. company
guaranty sr. unsec. notes 6 3/8s, 2022 R		505,000	512,575

MPT Operating Partnership LP/MPT Finance Corp. company
guaranty sr. unsec. sub. notes 6 7/8s, 2021 R		177,000	183,195

Nationstar Mortgage, LLC/Nationstar Capital Corp. company
guaranty sr. unsec. unsub. notes 7 7/8s, 2020		185,000	176,213

Nationstar Mortgage, LLC/Nationstar Capital Corp. company
guaranty sr. unsec. unsub. notes 6 1/2s, 2021		499,000	440,368

Ocwen Financial Corp. sr. unsec. notes 6 5/8s, 2019		228,000	201,210

OneMain Financial Holdings, Inc. 144A company guaranty sr.
unsec. sub. notes 6 3/4s, 2019		228,000	225,720

OneMain Financial Holdings, Inc. 144A company guaranty sr.
unsec. unsub. notes 7 1/4s, 2021		275,000	272,250

PHH Corp. sr. unsec. unsub. notes 7 3/8s, 2019		305,000	296,613

PHH Corp. sr. unsec. unsub. notes 6 3/8s, 2021		120,000	104,400

Provident Funding Associates LP/PFG Finance Corp. 144A
company guaranty sr. unsec. notes 6 3/4s, 2021		560,000	530,600

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 8s,
perpetual maturity (United Kingdom)		230,000	236,900

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7 1/2s,
perpetual maturity (United Kingdom)		410,000	417,175

Royal Bank of Scotland Group PLC jr. unsec. sub. FRN Ser. U,
7.64s, perpetual maturity (United Kingdom)		600,000	618,000

40 Premier Income Trust

CORPORATE BONDS AND NOTES (31.1%)* cont.		Principal amount	Value

Financials cont.
Royal Bank of Scotland Group PLC unsec. sub. bonds 5 1/8s,
2024 (United Kingdom)		$235,000	$235,917

Russian Agricultural Bank OJSC Via RSHB Capital SA 144A sr.
unsec. unsub. notes 7 3/4s, 2018 (Russia)		550,000	575,504

Russian Agricultural Bank OJSC Via RSHB Capital SA 144A sr.
unsec. unsub. notes 5.298s, 2017 (Russia)		600,000	597,000

Sberbank of Russia Via SB Capital SA 144A sr. unsec. notes
6 1/8s, 2022 (Russia)		500,000	495,000

Societe Generale SA 144A jr. unsec. sub. FRB 7 7/8s, perpetual
maturity (France)		205,000	197,313

Springleaf Finance Corp. company guaranty sr. unsec. unsub.
notes 6s, 2020		1,385,000	1,263,813

Springleaf Finance Corp. sr. unsec. unsub. notes 5 1/4s, 2019		365,000	333,975

TMX Finance, LLC/TitleMax Finance Corp. 144A company
guaranty sr. notes 8 1/2s, 2018		158,000	113,760

Tri Pointe Holdings, Inc. company guaranty sr. unsec. unsub.
notes 5 7/8s, 2024		680,000	659,600

UBS AG/Jersey jr. unsec. sub. FRN Ser. EMTN, 7.152s, perpetual
maturity (Jersey)	EUR	400,000	472,955

Ukreximbank Via Biz Finance PLC 144A sr. unsec. bonds 9 5/8s,
2022 (Ukraine)		$250,000	219,375

USI, Inc./NY 144A sr. unsec. notes 7 3/4s, 2021		456,000	409,260

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub.
notes 6.902s, 2020 (Russia)		600,000	598,500

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub.
notes 6.8s, 2025 (Russia)		468,000	448,110

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub.
notes 5.942s, 2023 (Russia)		200,000	185,152

VTB Bank OJSC 144A unsec. sub. FRN 9 1/2s, perpetual
maturity (Russia)		450,000	417,375

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes
6 7/8s, 2018 (Russia)		2,486,000	2,599,560

VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds
6.95s, 2022 (Russia)		5,600,000	5,369,000

Walter Investment Management Corp. company guaranty sr.
unsec. notes 7 7/8s, 2021		315,000	227,588

33,087,594
Health care (2.6%)
Acadia Healthcare Co., Inc. company guaranty sr. unsec. sub.
notes 6 1/8s, 2021		455,000	452,725

Acadia Healthcare Co., Inc. company guaranty sr. unsec. sub.
notes 5 1/8s, 2022		195,000	180,375

AMAG Pharmaceuticals, Inc. 144A company guaranty sr. unsec.
notes 7 7/8s, 2023		442,000	401,115

Centene Corp. sr. unsec. unsub. notes 4 3/4s, 2022		305,000	292,800

Centene Escrow Corp. 144A sr. unsec. notes 6 1/8s, 2024		395,000	405,863

Centene Escrow Corp. 144A sr. unsec. notes 5 5/8s, 2021		125,000	127,188

CHS/Community Health Systems, Inc. company guaranty sr.
sub. notes 5 1/8s, 2018		145,000	145,725

CHS/Community Health Systems, Inc. company guaranty sr.
unsec. notes 6 7/8s, 2022		85,000	76,925

Premier Income Trust 41

CORPORATE BONDS AND NOTES (31.1%)* cont.		Principal amount	Value

Health care cont.
Concordia Healthcare Corp. 144A company guaranty sr. unsec.
notes 7s, 2023 (Canada)		$298,000	$260,005

Crimson Merger Sub, Inc. 144A sr. unsec. notes 6 5/8s, 2022		563,000	377,210

DPx Holdings BV 144A sr. unsec. sub. notes 7 1/2s,
2022 (Netherlands)		489,000	457,826

Endo Finance, LLC 144A company guaranty sr. unsec. notes
5 3/4s, 2022		580,000	577,100

Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr.
unsec. unsub. notes 5 7/8s, 2023		295,000	292,788

Endo Limited/Endo Finance LLC/Endo Finco, Inc. 144A
company guaranty sr. unsec. notes 6s, 2025 (Ireland)		410,000	404,924

Endo Limited/Endo Finance LLC/Endo Finco, Inc. 144A
company guaranty sr. unsec. unsub. notes 6s, 2023 (Ireland)		320,000	321,600

Halyard Health, Inc. company guaranty sr. unsec. unsub. notes
6 1/4s, 2022		323,000	312,906

HCA, Inc. company guaranty sr. notes 6 1/2s, 2020		1,744,000	1,922,760

HCA, Inc. company guaranty sr. unsec. unsub. notes
7 1/2s, 2022		128,000	142,400

HCA, Inc. company guaranty sr. unsec. unsub. notes
5 3/8s, 2025		120,000	121,350

Jaguar Holding Co. II/Pharmaceutical Product Development,
LLC 144A company guaranty sr. unsec. notes 6 3/8s, 2023		370,000	364,450

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty sub.
notes 10 1/2s, 2018		12,000	11,640

Mallinckrodt International Finance SA/Mallinckrodt CB, LLC
144A company guaranty sr. unsec. unsub. notes 5 1/2s,
2025 (Luxembourg)		329,000	296,511

MEDNAX, Inc. 144A company guaranty sr. unsec. unsub. notes
5 1/4s, 2023		160,000	164,000

Molina Healthcare, Inc. 144A company guaranty sr. unsec. notes
5 3/8s, 2022		270,000	269,325

Omega Healthcare Investors, Inc. company guaranty sr. unsec.
unsub. notes 4.95s, 2024 R		310,000	314,659

Priory Group No. 3 PLC 144A company guaranty sr. notes 7s,
2018 (United Kingdom)	GBP	461,601	668,758

Service Corp. International/US sr. unsec. notes 5 3/8s, 2022		$644,000	669,760

Service Corp. International/US sr. unsec. unsub. notes
5 3/8s, 2024		1,075,000	1,136,813

Sterigenics-Nordion Holdings, LLC 144A sr. unsec. notes
6 1/2s, 2023		220,000	210,375

Tenet Healthcare Corp. company guaranty sr. bonds
4 1/2s, 2021		80,000	78,400

Tenet Healthcare Corp. company guaranty sr. bonds
4 3/8s, 2021		228,000	224,865

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018		833,000	878,815

Tenet Healthcare Corp. company guaranty sr. notes 4 3/4s, 2020		80,000	80,600

Tenet Healthcare Corp. company guaranty sr. sub.
notes 6s, 2020		393,000	415,598

Tenet Healthcare Corp. 144A company guaranty sr. FRN
4.012s, 2020		390,000	383,175

42 Premier Income Trust

CORPORATE BONDS AND NOTES (31.1%)* cont.		Principal amount	Value

Health care cont.
Valeant Pharmaceuticals International, Inc. 144A company
guaranty sr. unsec. notes 7s, 2020		$70,000	$68,950

Valeant Pharmaceuticals International, Inc. 144A company
guaranty sr. unsec. notes 6 3/8s, 2020		70,000	67,200

Valeant Pharmaceuticals International, Inc. 144A company
guaranty sr. unsec. notes 6 1/8s, 2025		370,000	332,538

Valeant Pharmaceuticals International, Inc. 144A company
guaranty sr. unsec. notes 5 7/8s, 2023		413,000	369,635

Valeant Pharmaceuticals International, Inc. 144A company
guaranty sr. unsec. notes 5 5/8s, 2021		90,000	81,900

Valeant Pharmaceuticals International, Inc. 144A company
guaranty sr. unsec. notes 5 1/2s, 2023		195,000	172,088

Valeant Pharmaceuticals International, Inc. 144A company
guaranty sr. unsec. notes 5 3/8s, 2020		392,000	369,705

WellCare Health Plans, Inc. sr. unsec. sub. notes 5 3/4s, 2020		216,000	219,780

15,123,125
Technology (1.2%)
ACI Worldwide, Inc. 144A company guaranty sr. unsec. unsub.
notes 6 3/8s, 2020		180,000	184,500

Avaya, Inc. 144A company guaranty notes 10 1/2s, 2021		252,000	63,000

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019		1,085,000	721,525

CommScope Technologies Finance, LLC 144A sr. unsec.
notes 6s, 2025		273,000	265,493

First Data Corp. 144A company guaranty sr. unsec. unsub.
notes 7s, 2023		450,000	453,375

First Data Corp. 144A notes 5 3/4s, 2024		435,000	431,738

First Data Corp. 144A sr. notes 5 3/8s, 2023		375,000	382,500

Freescale Semiconductor, Inc. 144A company guaranty sr.
notes 6s, 2022		250,000	261,875

Infor US, Inc. 144A company guaranty sr. notes 5 3/4s, 2020		132,000	132,990

Infor US, Inc. 144A company guaranty sr. unsec. notes
6 1/2s, 2022		1,023,000	892,568

Iron Mountain, Inc. company guaranty sr. unsec. notes 6s, 2023 R		430,000	447,200

Iron Mountain, Inc. 144A company guaranty sr. unsec.
notes 6s, 2020 R		165,000	175,725

Micron Technology, Inc. company guaranty sr. unsec. unsub.
notes 5 7/8s, 2022		433,000	385,370

Micron Technology, Inc. 144A sr. unsec. unsub. notes
5 1/4s, 2023		455,000	368,550

SoftBank Corp. 144A company guaranty sr. unsec. unsub. notes
4 1/2s, 2020 (Japan)		345,000	341,550

Syniverse Holdings, Inc. company guaranty sr. unsec. notes
9 1/8s, 2019		286,000	108,680

Techem Energy Metering Service GmbH 144A company
guaranty sr. unsec. sub. notes 7 7/8s, 2020 (Germany)	EUR	380,000	438,091

Trionista TopCo GmbH 144A company guaranty sr. unsec. sub.
notes 6 7/8s, 2021 (Germany)	EUR	515,000	583,686

Zebra Technologies Corp. sr. unsec. unsub. bonds 7 1/4s, 2022		$532,000	553,280

			7,191,696

Premier Income Trust 43

CORPORATE BONDS AND NOTES (31.1%)* cont.	Principal amount	Value

Transportation (0.2%)
Air Medical Merger Sub Corp. 144A sr. unsec. notes 6 3/8s, 2023	$475,000	$420,375

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty
sr. unsec. notes 6 3/8s, 2023	644,000	618,240

1,038,615
Utilities and power (1.4%)
AES Corp./Virginia (The) sr. unsec. notes 5 1/2s, 2025	965,000	854,025

AES Corp./Virginia (The) sr. unsec. notes 4 7/8s, 2023	160,000	142,400

AES Corp./Virginia (The) sr. unsec. unsub. notes 7 3/8s, 2021	310,000	316,200

Calpine Corp. sr. unsec. sub. notes 5 3/4s, 2025	790,000	710,013

Calpine Corp. 144A company guaranty sr. notes 6s, 2022	110,000	113,850

Calpine Corp. 144A company guaranty sr. sub. notes
5 7/8s, 2024	85,000	86,700

Colorado Interstate Gas Co., LLC company guaranty sr. unsec.
notes 6.85s, 2037	615,000	523,497

Dynegy, Inc. company guaranty sr. unsec. notes 7 3/8s, 2022	40,000	35,400

Dynegy, Inc. company guaranty sr. unsec. notes 6 3/4s, 2019	783,000	755,595

Dynegy, Inc. company guaranty sr. unsec. unsub. notes
7 5/8s, 2024	30,000	26,400

El Paso Natural Gas Co., LLC company guaranty sr. unsec. notes
8 5/8s, 2022	577,000	628,334

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc.
144A notes 11 3/4s, 2022 (In default) †	321,338	339,413

Energy Transfer Equity LP company guaranty sr. notes
7 1/2s, 2020	346,000	304,480

EP Energy, LLC/Everest Acquisition Finance, Inc. company
guaranty sr. unsec. notes 7 3/4s, 2022	230,000	80,500

EP Energy, LLC/Everest Acquisition Finance, Inc. company
guaranty sr. unsec. notes 6 3/8s, 2023	180,000	63,000

EP Energy, LLC/Everest Acquisition Finance, Inc. company
guaranty sr. unsec. sub. notes 9 3/8s, 2020	899,000	382,075

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018	105,000	73,500

GenOn Energy, Inc. sr. unsec. sub. notes 9 7/8s, 2020	441,000	299,880

NRG Energy, Inc. company guaranty sr. unsec. sub. notes
7 7/8s, 2021	1,375,000	1,196,250

NRG Yield Operating, LLC company guaranty sr. unsec. notes
5 3/8s, 2024	200,000	168,000

Regency Energy Partners LP/Regency Energy Finance Corp.
company guaranty sr. unsec. notes 5s, 2022	195,000	163,858

Regency Energy Partners LP/Regency Energy Finance Corp.
company guaranty sr. unsec. unsub. notes 5 7/8s, 2022	396,000	362,567

Regency Energy Partners LP/Regency Energy Finance Corp.
company guaranty sr. unsec. unsub. notes 5 1/2s, 2023	280,000	235,200

Regency Energy Partners LP/Regency Energy Finance Corp.
company guaranty sr. unsec. unsub. notes 4 1/2s, 2023	132,000	105,588

Southern Star Central Corp. 144A sr. unsec. notes 5 1/8s, 2022	457,000	383,880

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc.
144A company guaranty sr. notes 11 1/2s, 2020 (In default) †	205,000	66,113

		8,416,718

Total corporate bonds and notes (cost $210,850,530)		$182,128,313

44 Premier Income Trust

FOREIGN GOVERNMENT AND AGENCY

BONDS AND NOTES (9.4%)*	Principal amount/units		Value

Argentina (Republic of) sr. unsec. notes 8s, 2020 (Argentina)		$2,438,400	$2,542,032

Argentina (Republic of) sr. unsec. unsub. notes Ser. LOC, 8.28s,
2033 (Argentina)		5,889,962	6,037,211

Argentina (Republic of) sr. unsec. unsub. notes Ser. NY, 8.28s,
2033 (Argentina) (In default) †		5,310,920	5,855,289

Brazil (Federal Republic of) sr. unsec. unsub. notes 10s, 2017
(Brazil) (units)	BRL	3,500	851,300

Buenos Aires (Province of) 144A sr. unsec. unsub. notes
10 7/8s, 2021 (Argentina)		$100,000	105,125

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 9.95s,
2021 (Argentina)		558,655	571,923

Chile (Republic of) sr. unsec. unsub. notes 5 1/2s, 2020 (Chile)	CLP	347,500,000	499,038

Costa Rica (Republic of) 144A sr. unsec. unsub. notes 7s, 2044
(Costa Rica)		$250,000	208,750

Croatia (Republic of) 144A sr. unsec. unsub. notes 6 3/8s,
2021 (Croatia)		620,000	672,080

Croatia (Republic of) 144A sr. unsec. unsub. notes 6 1/4s,
2017 (Croatia)		65,000	67,633

Croatia (Republic of) 144A sr. unsec. unsub. notes 6s,
2024 (Croatia)		375,000	402,136

Dominican (Republic of) 144A sr. unsec. unsub. bonds 5 1/2s,
2025 (Dominican Republic)		1,650,000	1,548,938

Gabon (Republic of) 144A sr. unsec. bonds 6.95s, 2025 (Gabon)		1,900,000	1,472,500

Ghana (Republic of) 144A sr. unsec. unsub. notes 8 1/2s,
2017 (Ghana)		468,000	428,805

Ghana (Republic of) 144A sr. unsec. unsub. notes 7 7/8s,
2023 (Ghana)		1,677,959	1,220,715

Hellenic (Republic of) sr. unsec. notes 3 3/8s, 2017 (Greece)	EUR	2,873,000	2,711,922

Hellenic (Republic of) sr. unsec. unsub. bonds 4 3/4s,
2019 (Greece)	EUR	3,680,000	3,293,205

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3s (3.65s, 2/24/20), 2038 (Greece) ††	EUR	1,146,472	634,686

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3s (3.65s, 2/24/20), 2037 (Greece) ††	EUR	134,941	74,917

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3s (3.65s, 2/24/20), 2036 (Greece) ††	EUR	1,176,344	657,518

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3s (3.65s, 2/24/20), 2035 (Greece) ††	EUR	866,021	489,307

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3s (3.65s, 2/24/20), 2034 (Greece) ††	EUR	584,559	332,692

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3s (3.65s, 2/24/20), 2033 (Greece) ††	EUR	542,459	313,198

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3s (3.65s, 2/24/20), 2032 (Greece) ††	EUR	591,295	347,441

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3s (3.65s, 2/24/20), 2031 (Greece) ††	EUR	400,059	239,947

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3s (3.65s, 2/24/20), 2030 (Greece) ††	EUR	2,313,586	1,415,262

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3s (3.65s, 2/24/20), 2029 (Greece) ††	EUR	461,295	286,845

Premier Income Trust 45

FOREIGN GOVERNMENT AND AGENCY

BONDS AND NOTES (9.4%)* cont.	Principal amount/units		Value

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3s (3.65s, 2/24/20), 2028 (Greece) ††	EUR	2,546,624	$1,616,412

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3s (3.65s, 2/24/20), 2027 (Greece) ††	EUR	1,271,042	820,410

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3s (3.65s, 2/24/20), 2026 (Greece) ††	EUR	2,705,993	1,816,297

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3s (3.65s, 2/24/20), 2025 (Greece) ††	EUR	5,744,811	3,943,803

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3s (3.65s, 2/24/20), 2024 (Greece) ††	EUR	1,315,156	922,941

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3s (3.65s, 2/24/20), 2023 (Greece) ††	EUR	2,857,365	2,060,505

Indonesia (Republic of) 144A sr. unsec. notes 4 3/4s,
2026 (Indonesia)		$300,000	305,250

Indonesia (Republic of) 144A sr. unsec. unsub. bonds 6 5/8s,
2037 (Indonesia)		1,555,000	1,613,313

Indonesia (Republic of) 144A sr. unsec. unsub. notes 5.95s,
2046 (Indonesia)		200,000	207,000

Indonesia (Republic of) 144A sr. unsec. unsub. notes 3 3/8s,
2023 (Indonesia)		1,355,000	1,287,250

Kenya (Republic of) 144A sr. unsec. unsub. notes 6 7/8s,
2024 (Kenya)		400,000	355,000

Russia (Federation of) 144A sr. unsec. notes 4 1/2s,
2022 (Russia)		465,000	467,910

Russia (Federation of) 144A sr. unsec. unsub. bonds 5 5/8s,
2042 (Russia)		600,000	573,750

Ukraine (Government of) 144A unsec. FRN Ser. GDP, zero %,
2040 (Ukraine)		648,000	243,324

Ukraine (Government of) 144A unsec. notes 7 3/4s,
2027 (Ukraine)		316,000	282,030

Ukraine (Government of) 144A unsec. notes 7 3/4s,
2026 (Ukraine)		316,000	286,043

Ukraine (Government of) 144A unsec. notes 7 3/4s,
2025 (Ukraine)		316,000	286,928

Ukraine (Government of) 144A unsec. notes 7 3/4s,
2024 (Ukraine)		316,000	288,413

Ukraine (Government of) 144A unsec. notes 7 3/4s,
2023 (Ukraine)		316,000	290,562

Ukraine (Government of) 144A unsec. notes 7 3/4s,
2022 (Ukraine)		316,000	294,512

Ukraine (Government of) 144A unsec. notes 7 3/4s,
2021 (Ukraine)		316,000	293,722

Ukraine (Government of) 144A unsec. notes 7 3/4s,
2020 (Ukraine)		403,000	378,619

Ukraine (Government of) 144A unsec. notes 7 3/4s,
2019 (Ukraine)		7,802	7,349

United Mexican States sr. unsec. notes 5 3/4s, 2110 (Mexico)		1,030,000	947,600

Venezuela (Bolivarian Republic of) sr. unsec. bonds 9 1/4s,
2028 (Venezuela)		100,000	34,000

Venezuela (Bolivarian Republic of) sr. unsec. bonds 7s,
2038 (Venezuela)		650,000	210,438

46 Premier Income Trust

FOREIGN GOVERNMENT AND AGENCY

BONDS AND NOTES (9.4%)* cont.	Principal amount/units	Value

Venezuela (Bolivarian Republic of) sr. unsec. bonds 5 3/4s,
2016 (Venezuela)	$1,125,000	$1,037,688

Venezuela (Bolivarian Republic of) sr. unsec. unsub. bonds
9 1/4s, 2027 (Venezuela)	605,000	223,850

Venezuela (Bolivarian Republic of) 144A sr. unsec. unsub. bonds
13 5/8s, 2018 (Venezuela)	2,215,000	963,525

Total foreign government and agency bonds and notes (cost $64,345,670)		$55,338,859

SENIOR LOANS (1.5%)* [c]	Principal amount	Value

Academy, Ltd. bank term loan FRN Ser. B, 5s, 2022	$540,618	$518,183

Asurion, LLC bank term loan FRN 8 1/2s, 2021	329,000	276,607

Avaya, Inc. bank term loan FRN Ser. B6, 6 1/2s, 2018	319,198	240,462

Avaya, Inc. bank term loan FRN Ser. B7, 6 1/4s, 2020	512,595	345,147

Caesars Entertainment Operating Co., Inc. bank term loan FRN
Ser. B6, 11 1/4s, 2017	1,955,958	1,688,643

Caesars Entertainment Operating Co., Inc. bank term loan FRN
Ser. B7, 11 3/4s, 2017	164,175	132,777

Caesars Growth Properties Holdings, LLC bank term loan FRN
6 1/4s, 2021	591,000	497,425

CPG International, Inc. bank term loan FRN Ser. B, 4 3/4s, 2020	226,195	211,493

Dell International, LLC bank term loan FRN Ser. B2, 4s, 2020	411,535	410,134

Gates Global, LLC/Gates Global Co. bank term loan FRN
4 1/4s, 2021	205,522	184,799

Getty Images, Inc. bank term loan FRN Ser. B, 4 3/4s, 2019	489,782	311,011

iHeartCommunications, Inc. bank term loan FRN Ser. D,
7.174s, 2019	743,000	490,690

Jeld-Wen, Inc. bank term loan FRN 5 1/4s, 2021	364,081	360,743

Jeld-Wen, Inc. bank term loan FRN Ser. B, 4 3/4s, 2022	239,400	237,205

Navistar, Inc. bank term loan FRN Ser. B, 6 1/2s, 2020	375,000	330,312

Neiman Marcus Group, Ltd., Inc. bank term loan FRN
4 1/4s, 2020	663,481	575,363

Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B,
4 3/4s, 2021	182,225	159,561

Patheon, Inc. bank term loan FRN Ser. B, 4 1/4s,
2021 (Netherlands)	280,725	268,619

PET Acquisition Merger Sub, LLC bank term loan FRN Ser. B1,
5 3/4s, 2023	340,000	332,822

ROC Finance, LLC bank term loan FRN 5s, 2019	591,701	525,627

Talbots, Inc. (The) bank term loan FRN 9 1/2s, 2021	135,000	125,888

Talbots, Inc. (The) bank term loan FRN 5 1/2s, 2020	267,955	249,868

Texas Competitive Electric Holdings Co., LLC bank term loan
FRN 4.908s, 2017	1,053,286	314,669

Texas Competitive Electric Holdings Co., LLC bank term loan
FRN 4.908s, 2017	10,810	3,230

Valeant Pharmaceuticals International, Inc. bank term loan FRN
Ser. E, 3 3/4s, 2020	238,821	228,970

Total senior loans (cost $11,110,399)		$9,020,248

Premier Income Trust 47

PURCHASED SWAP OPTIONS OUTSTANDING (0.8%)*

Counterparty
Fixed right % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Barclays Bank PLC
1.73875/3 month USD-LIBOR-BBA/Apr-26	Apr-16/1.73875	$96,733,800	$889,951

(2.15625)/3 month USD-LIBOR-BBA/Apr-26	Apr-16/2.15625	96,733,800	405,315

Citibank, N.A.
1.775/3 month USD-LIBOR-BBA/Feb-26	Feb-16/1.775	96,733,800	475,930

(2.041)/3 month USD-LIBOR-BBA/Feb-26	Feb-16/2.041	96,733,800	97,701

(2.087)/3 month USD-LIBOR-BBA/May-18	May-16/2.087	87,981,400	880

Credit Suisse International
(2.915)/3 month USD-LIBOR-BBA/Apr-47	Apr-17/2.915	9,241,300	300,361

(3.315)/3 month USD-LIBOR-BBA/Apr-47	Apr-17/3.315	9,241,300	141,678

Goldman Sachs International
1.725/3 month USD-LIBOR-BBA/Mar-26	Mar-16/1.725	96,733,800	661,659

1.149/3 month USD-LIBOR-BBA/Apr-18	Apr-16/1.149	103,178,300	566,449

1.7785/3 month USD-LIBOR-BBA/Feb-26	Feb-16/1.7785	96,733,800	489,473

(2.095)/3 month USD-LIBOR-BBA/Mar-26	Mar-16/2.095	96,733,800	323,091

(2.0435)/3 month USD-LIBOR-BBA/Feb-26	Feb-16/2.0435	96,733,800	94,799

(2.18625)/3 month USD-LIBOR-BBA/Jun-18	Jun-16/2.18625	87,981,400	880

(2.57867)/3 month USD-LIBOR-BBA/Feb-46	Feb-16/2.57867	21,077,200	632

Total purchased swap options outstanding (cost $6,591,447)			$4,448,799

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (0.1%)*	strike price	amount	Value

Federal National Mortgage Association 30 yr 3.0s
TBA commitments (Put)	Apr-16/$101.27	$32,000,000	$216,384

Federal National Mortgage Association 30 yr 3.0s
TBA commitments (Put)	Apr-16/101.02	32,000,000	176,160

Federal National Mortgage Association 30 yr 3.0s
TBA commitments (Put)	Apr-16/100.25	43,000,000	142,201

Federal National Mortgage Association 30 yr 3.0s
TBA commitments (Put)	Apr-16/100.05	43,000,000	123,797

Federal National Mortgage Association 30 yr 3.0s
TBA commitments (Put)	Mar-16/99.63	43,000,000	29,928

Total purchased options outstanding (cost $1,775,781)			$688,470

PREFERRED STOCKS (0.1%)*		Shares	Value

GMAC Capital Trust I Ser. 2, $2.031 cum. ARP		16,265	$413,944

M/I Homes, Inc. Ser. A, $2.438 pfd.		8,790	219,750

Total preferred stocks (cost $591,504)			$633,694

CONVERTIBLE BONDS AND NOTES (0.1%)*	Principal amount		Value

iStar, Inc. cv. sr. unsec. unsub. notes 3s, 2016 R		$230,000	$232,300

Navistar International Corp. cv. sr. unsec. sub. bonds
4 1/2s, 2018		130,000	61,588

Total convertible bonds and notes (cost $341,077)			$293,888

48 Premier Income Trust

COMMON STOCKS (—%)*		Shares	Value

Connacher Oil and Gas, Ltd. (Canada) †		3,140	$301

Lone Pine Resources Canada, Ltd. (Canada) † F		22,950	230

Lone Pine Resources, Inc. Class A (Canada) † F		22,950	230

Tribune Media Co. Class 1C F		92,963	23,241

Total common stocks (cost $231,141)			$24,002

SHORT-TERM INVESTMENTS (7.5%)*	Principal amount/shares		Value

Putnam Short Term Investment Fund 0.39% L	Shares	12,299,174	$12,299,174

U.S. Treasury Bills 0.04%, April 28, 2016 # Δ §		$2,392,000	2,390,182

U.S. Treasury Bills 0.11%, April 21, 2016 # Δ §		7,867,000	7,861,871

U.S. Treasury Bills 0.07%, April 14, 2016 # Δ §		3,326,000	3,324,078

U.S. Treasury Bills 0.07%, April 7, 2016 # Δ §		6,953,000	6,949,530

U.S. Treasury Bills 0.03%, February 18, 2016 # Δ		6,985,000	6,984,308

U.S. Treasury Bills 0.16%, February 11, 2016 Δ		2,603,000	2,602,849

U.S. Treasury Bills 0.05%, February 4, 2016 # Δ		1,740,000	1,739,974

Total short-term investments (cost $44,161,501)			$44,151,966

TOTAL INVESTMENTS EMTN Euro Medium Term Notes

Total investments (cost $1,069,895,214)			$1,020,073,504

Key to holding’s currency abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona

Key to holding’s abbreviations
ARP	Adjustable Rate Preferred Stock: the rate shown is the current interest rate at the close of the reporting period
bp	Basis Points
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
OTC	Over-the-counter

Premier Income Trust 49

PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.
TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from August 1, 2015 through January 31, 2016 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to “OTC”, if any, represent over-the-counter.

* Percentages indicated are based on net assets of $585,865,582.

† This security is non-income-producing.

†† The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

‡‡ Income may be received in cash or additional securities at the discretion of the issuer.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.

Δ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.

§ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.

c Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 6).

F This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities’ valuation inputs (Note 1).

L Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

R Real Estate Investment Trust.

At the close of the reporting period, the fund maintained liquid assets totaling $335,396,854 to cover certain derivative contracts and delayed delivery securities.

Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA commitments.

The dates shown on debt obligations are the original maturity dates.

50 Premier Income Trust

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):

United States	88.3%	Canada	0.7%

Greece	2.2	Brazil	0.6

Russia	1.5	Luxembourg	0.5

Argentina	1.5	Mexico	0.5

Venezuela	0.9	Other	2.6

United Kingdom	0.7	Total	100.0%

FORWARD CURRENCY CONTRACTS at 1/31/16 (aggregate face value $286,468,781) (Unaudited)
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Sell	4/20/16	$1,528,152	$1,549,188	$21,036

	Canadian Dollar	Sell	4/20/16	1,506,269	1,517,609	11,340

	Chilean Peso	Sell	4/20/16	493,922	489,221	(4,701)

	Euro	Sell	3/16/16	3,315,815	3,252,209	(63,606)

	Hong Kong Dollar	Sell	5/18/16	2,950,041	2,941,978	(8,063)

	Mexican Peso	Buy	4/20/16	1,937,017	2,065,023	(128,006)

	New Taiwan Dollar	Buy	2/17/16	82,193	81,843	350

	New Taiwan Dollar	Sell	2/17/16	82,193	84,142	1,949

	New Zealand Dollar	Buy	4/20/16	1,921,111	1,997,747	(76,636)

	Norwegian Krone	Sell	3/16/16	2,603,214	2,594,361	(8,853)

	Swedish Krona	Buy	3/16/16	1,375,336	1,393,434	(18,098)

Barclays Bank PLC
	Australian Dollar	Sell	4/20/16	1,390,716	1,410,261	19,545

	British Pound	Buy	3/16/16	1,471,460	1,565,902	(94,442)

	Canadian Dollar	Sell	4/20/16	1,850,140	1,864,224	14,084

	Euro	Sell	3/16/16	6,038,958	5,825,592	(213,366)

	Japanese Yen	Buy	2/17/16	3,050,202	3,100,672	(50,470)

	Japanese Yen	Sell	2/17/16	3,050,202	3,124,419	74,217

	Mexican Peso	Buy	4/20/16	1,925,681	2,051,938	(126,257)

	New Zealand Dollar	Buy	4/20/16	1,613,045	1,654,050	(41,005)

	Norwegian Krone	Sell	3/16/16	1,574,013	1,586,357	12,344

	Swedish Krona	Sell	3/16/16	3,060,894	3,086,965	26,071

	Swiss Franc	Buy	3/16/16	661,083	660,382	701

Citibank, N.A.
	Brazilian Real	Sell	4/4/16	100,402	99,539	(863)

	British Pound	Buy	3/16/16	2,923,682	2,925,068	(1,386)

	Canadian Dollar	Sell	4/20/16	1,861,991	1,876,421	14,430

	Euro	Sell	3/16/16	1,485,854	1,453,856	(31,998)

	Japanese Yen	Buy	2/17/16	3,051,534	3,068,606	(17,072)

	Japanese Yen	Sell	2/17/16	3,051,534	3,034,648	(16,886)

	Mexican Peso	Buy	4/20/16	1,378,883	1,483,937	(105,054)

	New Zealand Dollar	Buy	4/20/16	4,590,051	4,619,572	(29,521)

Premier Income Trust 51

FORWARD CURRENCY CONTRACTS at 1/31/16 (aggregate face value $286,468,781) (Unaudited) cont.
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
>Counterparty	Currency	type	date	Value	face value	(depreciation)

Citibank, N.A. cont.
	Singapore Dollar	Sell	2/17/16	$3,083,239	$3,094,336	$11,097

	South African Rand	Buy	4/20/16	2,948,716	2,921,888	26,828

Credit Suisse International
	Australian Dollar	Buy	4/20/16	3,093,325	3,008,787	84,538

	Australian Dollar	Sell	4/20/16	3,047,771	3,088,681	40,910

	British Pound	Sell	3/16/16	1,102,241	1,159,921	57,680

	Canadian Dollar	Sell	4/20/16	3,962,200	3,994,545	32,345

	Euro	Sell	3/16/16	335,215	260,472	(74,743)

	Hong Kong Dollar	Sell	2/17/16	3,014,849	3,009,224	(5,625)

	Hong Kong Dollar	Sell	5/18/16	2,950,041	2,942,280	(7,761)

	Indian Rupee	Buy	2/17/16	3,064,402	3,124,099	(59,697)

	Indian Rupee	Sell	2/17/16	3,064,402	3,101,286	36,884

	Japanese Yen	Buy	2/17/16	261,862	267,731	(5,869)

	Japanese Yen	Sell	2/17/16	261,862	263,442	1,580

	New Taiwan Dollar	Buy	2/17/16	6,097,316	6,040,464	56,852

	New Taiwan Dollar	Sell	2/17/16	6,097,316	6,106,190	8,874

	New Zealand Dollar	Buy	4/20/16	132,664	137,790	(5,126)

	Norwegian Krone	Sell	3/16/16	4,162,570	4,063,920	(98,650)

Deutsche Bank AG
	Canadian Dollar	Sell	4/20/16	2,948,717	2,971,638	22,921

	Czech Koruna	Sell	3/16/16	3,092,834	3,043,942	(48,892)

	Euro	Buy	3/16/16	1,295,960	1,340,460	(44,500)

	Israeli Shekel	Sell	4/20/16	439,132	443,078	3,946

	Japanese Yen	Sell	2/17/16	2,691,038	2,640,096	(50,942)

	New Zealand Dollar	Buy	4/20/16	3,036,570	3,044,673	(8,103)

	Polish Zloty	Sell	3/16/16	76,096	57,061	(19,035)

Goldman Sachs International
	Australian Dollar	Buy	4/20/16	1,242,351	1,259,590	(17,239)

	British Pound	Buy	3/16/16	1,396,504	1,478,141	(81,637)

	Canadian Dollar	Sell	4/20/16	5,070,843	5,038,891	(31,952)

	Euro	Sell	3/16/16	1,457,115	1,346,525	(110,590)

	Japanese Yen	Sell	2/17/16	2,877,289	2,947,058	69,769

	New Taiwan Dollar	Buy	2/17/16	3,065,783	3,049,983	15,800

	New Taiwan Dollar	Sell	2/17/16	3,065,783	3,109,623	43,840

	New Zealand Dollar	Buy	4/20/16	5,952,466	5,984,706	(32,240)

	Norwegian Krone	Buy	3/16/16	3,173,333	3,078,223	95,110

	Singapore Dollar	Sell	2/17/16	21,475	62,724	41,249

	South African Rand	Buy	4/20/16	2,948,716	2,936,613	12,103

	Swedish Krona	Sell	3/16/16	3,032,139	3,050,337	18,198

HSBC Bank USA, National Association
	Australian Dollar	Buy	4/20/16	10,577	10,262	315

	British Pound	Sell	3/16/16	1,140,573	1,295,855	155,282

52 Premier Income Trust

FORWARD CURRENCY CONTRACTS at 1/31/16 (aggregate face value $286,468,781) (Unaudited) cont.
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

HSBC Bank USA, National Association cont.
	Canadian Dollar	Sell	4/20/16	$552,822	$557,086	$4,264

	Euro	Sell	3/16/16	7,802,115	7,661,558	(140,557)

	Hong Kong Dollar	Sell	5/18/16	2,946,238	2,938,487	(7,751)

	Japanese Yen	Buy	2/17/16	75,155	76,835	(1,680)

	Japanese Yen	Sell	2/17/16	75,155	75,611	456

	New Zealand Dollar	Buy	4/20/16	865,538	898,642	(33,104)

JPMorgan Chase Bank N.A.
	Australian Dollar	Sell	4/20/16	1,487,746	1,508,528	20,782

	British Pound	Buy	3/16/16	2,996,642	3,027,019	(30,377)

	Canadian Dollar	Sell	4/20/16	8,220,157	8,247,964	27,807

	Euro	Sell	3/16/16	1,200,959	1,048,968	(151,991)

	Hong Kong Dollar	Sell	2/17/16	3,014,849	3,009,417	(5,432)

	Indian Rupee	Buy	2/17/16	3,061,920	3,121,990	(60,070)

	Indian Rupee	Sell	2/17/16	3,061,920	3,050,410	(11,510)

	Japanese Yen	Buy	2/17/16	337,608	345,159	(7,551)

	Japanese Yen	Sell	2/17/16	337,608	339,737	2,129

	Mexican Peso	Sell	4/20/16	27,545	28,700	1,155

	New Taiwan Dollar	Buy	2/17/16	3,152,134	3,140,524	11,610

	New Taiwan Dollar	Sell	2/17/16	3,152,134	3,226,581	74,447

	New Zealand Dollar	Buy	4/20/16	3,083,176	3,082,533	643

	Norwegian Krone	Sell	3/16/16	2,990,324	2,982,916	(7,408)

	Singapore Dollar	Sell	2/17/16	3,083,169	3,108,041	24,872

	South African Rand	Sell	4/20/16	356,256	360,825	4,569

	South Korean Won	Sell	2/17/16	125,523	184,142	58,619

	South Korean Won	Sell	5/18/16	2,925,740	2,917,212	(8,528)

	Swedish Krona	Sell	3/16/16	2,528,633	2,543,582	14,949

Royal Bank of Scotland PLC (The)
	Australian Dollar	Sell	4/20/16	38,924	18,678	(20,246)

	British Pound	Buy	3/16/16	4,730,302	4,892,421	(162,119)

	Canadian Dollar	Sell	4/20/16	1,926,097	1,875,219	(50,878)

	Euro	Sell	3/16/16	9,636,305	9,452,084	(184,221)

	Japanese Yen	Buy	2/17/16	2,877,919	2,848,460	29,459

	New Zealand Dollar	Buy	4/20/16	4,096,204	4,298,503	(202,299)

	Norwegian Krone	Sell	3/16/16	4,712,114	4,665,384	(46,730)

	South Korean Won	Buy	2/17/16	31,001	30,954	47

	South Korean Won	Sell	2/17/16	31,001	32,590	1,589

	Swedish Krona	Sell	3/16/16	5,538,782	5,559,429	20,647

State Street Bank and Trust Co.
	Australian Dollar	Buy	4/20/16	1,136,224	1,151,516	(15,292)

	Brazilian Real	Sell	4/4/16	80,995	83,254	2,259

	Canadian Dollar	Sell	4/20/16	1,165,681	1,126,745	(38,936)

	Euro	Sell	3/16/16	2,816,409	2,669,736	(146,673)

Premier Income Trust 53

FORWARD CURRENCY CONTRACTS at 1/31/16 (aggregate face value $286,468,781) (Unaudited) cont.
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

State Street Bank and Trust Co. cont.
	Japanese Yen	Buy	2/17/16	$556,014	$568,463	$(12,449)

	Japanese Yen	Sell	2/17/16	556,014	559,386	3,372

	South Korean Won	Sell	2/17/16	3,117,870	3,190,019	72,149

	Swedish Krona	Buy	3/16/16	878,959	877,639	1,320

UBS AG
	Australian Dollar	Buy	4/20/16	2,287,750	2,319,253	(31,503)

	British Pound	Sell	3/16/16	436,052	449,579	13,527

	Canadian Dollar	Sell	4/20/16	1,779,752	1,758,068	(21,684)

	Euro	Sell	3/16/16	4,984,946	4,896,620	(88,326)

	Israeli Shekel	Sell	4/20/16	17,256	17,398	142

	Japanese Yen	Buy	2/17/16	3,178,943	3,182,021	(3,078)

	Japanese Yen	Sell	2/17/16	3,178,943	3,228,722	49,779

WestPac Banking Corp.
	Australian Dollar	Sell	4/20/16	3,071,394	3,031,040	(40,354)

	Canadian Dollar	Sell	4/20/16	3,103,127	3,126,771	23,644

	Euro	Sell	3/16/16	4,285,237	4,209,965	(75,272)

	New Zealand Dollar	Buy	4/20/16	1,516,287	1,574,621	(58,334)

	South Korean Won	Buy	2/17/16	28,357	28,284	73

	South Korean Won	Sell	2/17/16	28,357	29,793	1,436

Total						$(1,905,304)

FUTURES CONTRACTS OUTSTANDING at 1/31/16 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

U.S. Treasury Bond 30 yr (Long)	36	$5,797,125	Mar-16	$241,600

U.S. Treasury Bond Ultra
30 yr (Long)	47	7,810,813	Mar-16	396,040

U.S. Treasury Note Ultra
10 yr (Long)	10	1,395,938	Mar-16	17,605

U.S. Treasury Note 10 yr (Short)	204	26,433,938	Mar-16	(599,703)

Total				$55,542

WRITTEN SWAP OPTIONS OUTSTANDING at 1/31/16 (premiums $11,293,927) (Unaudited)

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Barclays Bank PLC
1.9475/3 month USD-LIBOR-BBA/Apr-26	Apr-16/1.9475	$48,366,900	$470,610

(1.9475)/3 month USD-LIBOR-BBA/Apr-26	Apr-16/1.9475	48,366,900	909,780

Citibank, N.A.
2.587/3 month USD-LIBOR-BBA/May-18	May-16/2.587	87,981,400	352

2.387/3 month USD-LIBOR-BBA/May-18	May-16/2.387	87,981,400	792

54 Premier Income Trust

WRITTEN SWAP OPTIONS OUTSTANDING at 1/31/16 (premiums $11,293,927) (Unaudited) cont.

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Citibank, N.A. cont.
1.908/3 month USD-LIBOR-BBA/Feb-26	Feb-16/1.908	$48,366,900	$166,866

(1.908)/3 month USD-LIBOR-BBA/Feb-26	Feb-16/1.908	48,366,900	569,762

Credit Suisse International
2.515/3 month USD-LIBOR-BBA/Apr-47	Apr-17/2.515	9,241,300	581,278

Goldman Sachs International
1.61017/6 month EUR-EURIBOR-
Reuters/Feb-46	Feb-16/1.61017	EUR 21,077,200	23

2.58625/3 month USD-LIBOR-BBA/Jun-18	Jun-16/2.58625	$175,962,800	1,760

1.399/3 month USD-LIBOR-BBA/Apr-18	Apr-16/1.399	103,178,300	7,222

1.911/3 month USD-LIBOR-BBA/Feb-26	Feb-16/1.911	48,366,900	162,513

1.91/3 month USD-LIBOR-BBA/Mar-26	Mar-16/1.91	48,366,900	400,478

(1.911)/3 month USD-LIBOR-BBA/Feb-26	Feb-16/1.911	48,366,900	579,435

(1.91)/3 month USD-LIBOR-BBA/Mar-26	Mar-16/1.91	48,366,900	725,504

JPMorgan Chase Bank N.A.
(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/6.00	26,070,000	3,067,109

Total			$7,643,484

WRITTEN OPTIONS OUTSTANDING at 1/31/16 (premiums $1,775,781) (Unaudited)
	Expiration	Contract
	date/strike price	amount	Value

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)	Apr-16/$100.54	$32,000,000	$116,000

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)	Apr-16/100.29	32,000,000	96,192

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)	Apr-16/99.50	43,000,000	75,035

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)	Apr-16/99.81	32,000,000	66,016

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)	Apr-16/99.30	43,000,000	63,984

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)	Apr-16/99.56	32,000,000	53,664

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)	Apr-16/98.75	43,000,000	40,893

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)	Apr-16/98.55	43,000,000	34,314

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)	Mar-16/98.84	43,000,000	12,900

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)	Mar-16/98.05	43,000,000	5,504

Total			$564,502

Premier Income Trust 55

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 1/31/16 (Unaudited)

Counterparty
Fixed right or obligation % to receive			Premium	Unrealized
or (pay)/	Expiration	Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike	amount	(payable)	(depreciation)

JPMorgan Chase Bank N.A.
2.117/3 month USD-LIBOR-BBA/
Feb-27 (Purchased)	Feb-17/2.117	$11,591,775	$(284,033)	$135,508

2.035/3 month USD-LIBOR-BBA/
Feb-27 (Purchased)	Feb-17/2.035	11,591,775	(294,535)	79,404

1.1925/3 month USD-LIBOR-BBA/
Mar-21 (Purchased)	Mar-16/1.1925	178,905,400	(518,826)	26,979

1.00/3 month USD-LIBOR-BBA/
Apr-27 (Purchased)	Apr-17/1.00	21,148,700	(139,835)	(27,578)

(1.5075)/3 month USD-LIBOR-BBA/
Mar-21 (Purchased)	Mar-16/1.5075	178,905,400	(518,826)	(40,415)

1.00/3 month USD-LIBOR-BBA/
Apr-27 (Purchased)	Apr-17/1.00	42,297,400	(297,139)	(72,540)

(3.035)/3 month USD-LIBOR-BBA/
Feb-27 (Purchased)	Feb-17/3.035	11,591,775	(308,434)	(243,717)

(3.117)/3 month USD-LIBOR-BBA/
Feb-27 (Purchased)	Feb-17/3.117	11,591,775	(324,570)	(269,219)

2.655/3 month USD-LIBOR-BBA/
Feb-19 (Written)	Feb-17/2.655	50,772,000	336,365	314,279

2.56/3 month USD-LIBOR-BBA/
Feb-19 (Written)	Feb-17/2.56	50,772,000	324,570	298,286

1.35/3 month USD-LIBOR-BBA/
Mar-21 (Written)	Mar-16/1.35	89,452,700	518,826	31,156

(1.35)/3 month USD-LIBOR-BBA/
Mar-21 (Written)	Mar-16/1.35	89,452,700	518,826	(44,270)

(1.00)/3 month USD-LIBOR-BBA/
Apr-19 (Written)	Apr-17/1.00	42,297,400	129,515	(51,605)

(1.00)/3 month USD-LIBOR-BBA/
Apr-19 (Written)	Apr-17/1.00	84,594,800	270,703	(93,054)

(1.56)/3 month USD-LIBOR-BBA/
Feb-19 (Written)	Feb-17/1.56	50,772,000	292,310	(238,628)

(1.655)/3 month USD-LIBOR-BBA/
Feb-19 (Written)	Feb-17/1.655	50,772,000	289,400	(311,232)

Total			$(5,683)	$(506,646)

TBA SALE COMMITMENTS OUTSTANDING at 1/31/16 (proceeds receivable $209,208,008) (Unaudited)

		Principal	Settlement
Agency		amount	date	Value

Federal National Mortgage Association, 5 1/2s,
February 1, 2046		$5,000,000	2/11/16	$5,580,469

Federal National Mortgage Association, 3 1/2s,
February 1, 2046		80,000,000	2/11/16	83,782,816

Federal National Mortgage Association, 3s,
February 1, 2046		118,000,000	2/11/16	120,424,534

Total				$209,787,819

56 Premier Income Trust

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/16 (Unaudited)

		Upfront		Payments	Payments	Unrealized
Swap counterparty/		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Goldman Sachs International
KRW	3,385,000,000	$—	11/6/19	3 month KRW-CD-	2.17%	$66,313
				KSDA-BLOOMBERG

JPMorgan Chase Bank N.A.
BRL	57,734,478	—	1/2/17	Brazil Cetip	0.00%	(375,581)
				Interbank Deposit
				Rate Over

BRL	12,640,902	—	1/2/17	Brazil Cetip	0.00%	(23,861)
				Interbank Deposit
				Rate Over

MXN	84,723,000	—	1/1/26	1 month MXN-TIIE-	6.16%	74,877
				BANXICO

MXN	51,234,000	—	1/2/26	1 month MXN-TIIE-	6.14%	40,404
				BANXICO

Total		$—				$(217,848)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/16 (Unaudited)

		Upfront		Payments	Payments	Unrealized
		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

	$21,197,000	$(110,377)	9/30/25	3 month USD-	2.1575%	$759,098
				LIBOR-BBA

	21,197,000	290,246	9/30/25	2.3975%	3 month USD-	(1,059,482)
					LIBOR-BBA

	21,197,000	(186,686)	9/30/25	3 month USD-	2.2775%	922,809
				LIBOR-BBA

	83,935,200	(492,129)	10/9/25	3 month USD-	2.155%	2,890,847
				LIBOR-BBA

	41,967,600	490,467	10/9/25	2.3225%	3 month USD-	(1,864,575)
					LIBOR-BBA

	41,967,600	(278,338)	10/28/25	3 month USD-	2.055%	973,965
				LIBOR-BBA

	20,983,800	267,392	10/28/25	2.235%	3 month USD-	(714,959)
					LIBOR-BBA

	83,935,200	(605,441)	10/28/25	3 month USD-	2.0775%	2,076,948
				LIBOR-BBA

	41,967,600	582,796	10/28/25	2.2625%	3 month USD-	(1,490,646)
					LIBOR-BBA

	41,967,600	(273,343)	10/29/25	3 month USD-	2.12%	1,239,432
				LIBOR-BBA

	20,983,800	272,512	10/29/25	2.31%	3 month USD-	(860,022)
					LIBOR-BBA

	62,951,400	(397,425)	10/27/25	3 month USD-	2.07125%	1,580,632
				LIBOR-BBA

	31,475,700	396,178	10/27/25	2.25%	3 month USD-	(1,123,428)
					LIBOR-BBA

Premier Income Trust 57

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/16 (Unaudited) cont.

	Upfront		Payments	Payments	Unrealized
	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

$31,475,700	$260,833	9/29/25	2.235%	3 month USD-	$(1,262,105)
				LIBOR-BBA

23,426,000	(309)	9/29/25	2.162%	3 month USD-	(972,422)
				LIBOR-BBA

11,645,000	(154)	9/30/25	2.07%	3 month USD-	(381,582)
				LIBOR-BBA

4,900,000	(65)	10/5/25	3 month USD-	2.021%	136,315
			LIBOR-BBA

4,896,000	(65)	10/6/25	1.945%	3 month USD-	(101,027)
				LIBOR-BBA

4,896,000	(65)	10/6/25	1.939%	3 month USD-	(98,240)
				LIBOR-BBA

24,624,000	(325)	10/7/25	2.0085%	3 month USD-	(653,888)
				LIBOR-BBA

12,920,000	(171)	10/7/25	3 month USD-	2.046%	388,598
			LIBOR-BBA

9,520,000	(126)	10/7/25	3 month USD-	2.051%	290,770
			LIBOR-BBA

18,951,300	(250)	10/28/25	2.013%	3 month USD-	(490,733)
				LIBOR-BBA

6,295,100	(83)	10/28/25	2.044%	3 month USD-	(181,599)
				LIBOR-BBA

41,614,200	332,364	12/2/25	2.119%	3 month USD-	(1,042,468)
				LIBOR-BBA

17,849,000	(236)	11/12/25	2.2225%	3 month USD-	(785,519)
				LIBOR-BBA

15,311,800	(202)	12/7/25	2.1765%	3 month USD-	(583,454)
				LIBOR-BBA

359,202,000 E	(239,273)	3/16/21	1.70%	3 month USD-	(6,873,735)
				LIBOR-BBA

3,723,000 E	98,299	3/16/26	2.20%	3 month USD-	(30,555)
				LIBOR-BBA

30,623,500	229,272	12/7/25	3 month USD-	2.14%	1,290,281
			LIBOR-BBA

40,831,500	319,988	12/9/25	3 month USD-	2.245%	(1,491,594)
			LIBOR-BBA

6,050,000	(80)	11/18/25	3 month USD-	2.128%	210,258
			LIBOR-BBA

12,634,200	(167)	11/24/25	2.09%	3 month USD-	(389,520)
				LIBOR-BBA

14,565,000	(192)	12/1/25	3 month USD-	2.115%	476,399
			LIBOR-BBA

15,311,800	(202)	12/7/25	2.169%	3 month USD-	(572,563)
				LIBOR-BBA

14,508,000	(192)	12/9/25	3 month USD-	2.14%	500,126
			LIBOR-BBA

58 Premier Income Trust

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/16 (Unaudited) cont.

	Upfront		Payments	Payments	Unrealized
	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

$14,508,000	$(192)	12/9/25	3 month USD-	2.11%	$459,165
			LIBOR-BBA

7,345,000 E	(55,828)	3/16/46	3 month USD-	2.65%	540,733
			LIBOR-BBA

634,830,000 E	684,046	3/16/18	1.20%	3 month USD-	(3,385,214)
				LIBOR-BBA

8,422,800	(111)	12/23/25	3 month USD-	2.1275%	271,665
			LIBOR-BBA

24,968,500	(330)	12/30/25	3 month USD-	2.195%	955,647
			LIBOR-BBA

44,431,400	(167)	1/4/18	3 month USD-	1.1875%	322,160
			LIBOR-BBA

18,200,000	(171)	1/4/21	1.7735%	3 month USD-	(449,965)
				LIBOR-BBA

20,180,400	(76)	1/4/18	3 month USD-	1.18997%	147,167
			LIBOR-BBA

44,431,400	(167)	1/4/18	3 month USD-	1.1845%	319,394
			LIBOR-BBA

18,200,000	(171)	1/4/21	1.776%	3 month USD-	(452,183)
				LIBOR-BBA

18,200,000	(171)	1/4/21	1.779%	3 month USD-	(454,954)
				LIBOR-BBA

64,611,800	(242)	1/4/18	3 month USD-	1.1895%	470,517
			LIBOR-BBA

44,431,400	(167)	1/4/18	3 month USD-	1.1825%	317,550
			LIBOR-BBA

18,200,000	(171)	1/4/21	1.76%	3 month USD-	(437,951)
				LIBOR-BBA

1,552,000	(53)	1/4/46	2.6555%	3 month USD-	(134,123)
				LIBOR-BBA

10,053,000	(133)	1/4/26	3 month USD-	2.223%	407,527
			LIBOR-BBA

5,764,000	(22)	1/19/18	0.9855%	3 month USD-	(17,226)
				LIBOR-BBA

7,207,000	(68)	1/19/21	3 month USD-	1.451%	60,110
			LIBOR-BBA

16,569,000	(219)	1/19/26	3 month USD-	1.935%	209,731
			LIBOR-BBA

3,168,000	(108)	1/19/46	3 month USD-	2.3835%	73,107
			LIBOR-BBA

35,453,300	(468)	1/26/26	3 month USD-	1.92%	386,806
			LIBOR-BBA

34,333,100	(247)	1/25/26	3 month USD-	1.9175%	368,123
			LIBOR-BBA

38,676,300	(511)	1/26/26	3 month USD-	1.93%	458,379
			LIBOR-BBA

Premier Income Trust 59

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/16 (Unaudited) cont.

		Upfront		Payments	Payments	Unrealized
		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

AUD	32,123,000	$(88)	10/22/17	1.975%	3 month AUD-	$27,251
					BBR-BBSW

AUD	34,512,000	(92)	10/8/17	1.9725%	3 month AUD-	36,218
					BBR-BBSW

AUD	30,426,000	(82)	11/9/17	3 month AUD-	2.0475%	(5,741)
				BBR-BBSW

AUD	33,851,000	(89)	11/12/17	3 month AUD-	2.058%	(3,155)
				BBR-BBSW

AUD	51,297,000	(293)	11/18/20	2.575%	6 month AUD-	(425,527)
					BBR-BBSW

AUD	8,737,000	(82)	11/18/25	6 month AUD-	3.06%	187,341
				BBR-BBSW

AUD	34,202,000	(91)	11/18/17	3 month AUD-	2.1275%	31,842
				BBR-BBSW

AUD	5,930,000	(56)	11/18/25	6 month AUD-	3.0425%	120,537
				BBR-BBSW

AUD	12,358,000	(70)	11/19/20	6 month AUD-	2.5475%	90,463
				BBR-BBSW

AUD	9,129,000	(87)	11/26/25	6 month AUD-	3.0175%	169,236
				BBR-BBSW

AUD	14,325,000	(83)	12/16/20	6 month AUD-	2.6125%	128,428
				BBR-BBSW

AUD	40,135,000	(104)	1/20/18	3 month AUD-	2.0525%	7,366
				BBR-BBSW

AUD	34,622,000	(93)	12/23/17	3 month AUD-	2.185%	60,482
				BBR-BBSW

AUD	11,624,000	(68)	12/30/20	2.57%	6 month AUD-	(85,267)
					BBR-BBSW

AUD	16,824,000	(45)	1/5/18	2.1275%	3 month AUD-	(17,854)
					BBR-BBSW

AUD	19,391,000	(51)	1/11/18	2.1675%	3 month AUD-	(32,648)
					BBR-BBSW

AUD	1,576,000	(4)	1/28/18	2.061%	3 month AUD-	(539)
					BBR-BBSW

AUD	963,000	(9)	1/28/26	2.77%	6 month AUD-	(1,415)
					BBR-BBSW

AUD	11,426,000	(64)	1/28/21	6 month AUD-	2.38%	10,454
				BBR-BBSW

CAD	86,200,000	(129,301)	6/17/17	3 month CAD-	0.92%	77,463
				BA-CDOR

CAD	2,117,000	(23)	4/17/25	1.89%	3 month CAD-	(54,504)
					BA-CDOR

CAD	8,466,000	(91)	4/17/25	1.91875%	3 month CAD-	(233,826)
					BA-CDOR

CAD	7,516,000	(81)	4/17/25	1.89375%	3 month CAD-	(195,335)
					BA-CDOR

60 Premier Income Trust

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/16 (Unaudited) cont.

		Upfront		Payments	Payments	Unrealized
		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

CAD	9,050,000	$(98)	5/21/25	3 month CAD-	2.1875%	$396,260
				BA-CDOR

CAD	5,616,000	(60)	6/29/25	3 month CAD-	2.255%	262,965
				BA-CDOR

CAD	3,433,000	(37)	6/29/25	3 month CAD-	2.27%	164,090
				BA-CDOR

CAD	43,100,000	(122)	8/27/17	3 month CAD-	0.6825%	(15,307)
				BA-CDOR

CAD	23,365,000	(67)	10/7/17	3 month CAD-	0.822%	36,478
				BA-CDOR

CAD	45,033,000	(130)	10/7/17	3 month CAD-	0.82%	69,130
				BA-CDOR

CAD	35,385,000	(101)	10/23/17	3 month CAD-	0.81%	49,335
				BA-CDOR

CAD	36,635,000	(104)	10/23/17	3 month CAD-	0.805%	48,353
				BA-CDOR

CAD	36,401,000	(223)	11/5/20	1.30%	3 month CAD-	(482,418)
					BA-CDOR

CAD	28,625,000	(80)	11/16/17	0.874%	3 month CAD-	(67,375)
					BA-CDOR

CAD	6,278,000	(62)	11/18/25	3 month CAD-	1.985%	178,131
				BA-CDOR

CAD	6,522,000	(63)	12/10/25	3 month CAD-	1.88375%	134,777
				BA-CDOR

CAD	29,606,000	(299)	11/2/25	1.965%	3 month CAD-	(815,880)
					BA-CDOR

CAD	11,374,000	(70)	11/6/20	3 month CAD-	1.36%	174,727
				BA-CDOR

CAD	13,653,000	(83)	11/13/20	1.295%	3 month CAD-	(177,702)
					BA-CDOR

CAD	13,860,000	(84)	11/25/20	3 month CAD-	1.225%	143,736
				BA-CDOR

CAD	6,271,000	(62)	11/27/25	3 month CAD-	1.86875%	126,142
				BA-CDOR

CAD	50,081,000	(141)	11/30/17	3 month CAD-	0.89%	130,121
				BA-CDOR

CAD	12,532,000	(75)	12/1/20	3 month CAD-	1.1575%	99,018
				BA-CDOR

CAD	39,501,000	(111)	12/3/17	3 month CAD-	0.91%	113,960
				BA-CDOR

CAD	24,202,000	(66)	12/16/17	0.825%	3 month CAD-	(41,147)
					BA-CDOR

CAD	24,292,000	(66)	12/16/17	0.8325%	3 month CAD-	(43,895)
					BA-CDOR

CAD	13,403,000	(77)	1/29/21	3 month CAD-	0.9575%	(566)
				BA-CDOR

Premier Income Trust 61

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/16 (Unaudited) cont.

		Upfront		Payments	Payments	Unrealized
		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

CAD	9,969,000	$(58)	12/24/20	1.1575%	3 month CAD-	$(75,506)
					BA-CDOR

CAD	7,335,000	(69)	1/5/26	3 month CAD-	1.865%	134,652
				BA-CDOR

CAD	26,365,000	(69)	1/12/18	0.68%	3 month CAD-	11,161
					BA-CDOR

CAD	18,417,000	(104)	1/13/21	0.9665%	3 month CAD-	(9,910)
					BA-CDOR

CAD	12,246,000	(67)	1/21/21	0.8975%	3 month CAD-	24,526
					BA-CDOR

CAD	42,745,000	(113)	1/22/18	0.75625%	3 month CAD-	(28,290)
					BA-CDOR

CAD	2,312,000	(22)	1/27/26	1.631%	3 month CAD-	(3,744)
					BA-CDOR

CAD	5,886,000	(16)	1/27/18	3 month CAD-	0.73%	1,593
				BA-CDOR

CAD	2,234,000	(13)	1/27/21	3 month CAD-	0.9875%	2,360
				BA-CDOR

CAD	43,503,000	(116)	1/29/18	3 month CAD-	0.70617%	(3,050)
				BA-CDOR

CHF	32,650,000	(131)	5/5/17	6 month CHF-	0.60875%	26,792
				LIBOR-BBA

CHF	6,450,000	(91)	5/5/25	6 month CHF-	0.22%	197,759
				LIBOR-BBA

CHF	6,450,000	(93)	5/19/25	0.29%	6 month CHF-	(242,314)
					LIBOR-BBA

CHF	32,650,000	(134)	5/19/17	0.63%	6 month CHF-	(27,110)
					LIBOR-BBA

CHF	3,326,000	(47)	5/26/25	0.28%	6 month CHF-	(120,966)
					LIBOR-BBA

CHF	9,024,000	(76)	10/15/20	6 month CHF-	0.3855%	(78,968)
				LIBOR-BBA

CHF	5,536,000	(46)	10/15/20	6 month CHF-	0.3875%	(47,872)
				LIBOR-BBA

CHF	6,558,000	(91)	10/23/25	6 month CHF-	0.1425%	131,121
				LIBOR-BBA

CHF	33,002,000	(127)	10/9/17	0.685%	6 month CHF-	51,682
					LIBOR-BBA

CHF	13,107,000	(109)	10/9/20	6 month CHF-	0.3875%	(115,028)
				LIBOR-BBA

CHF	5,937,000	(49)	10/12/20	6 month CHF-	0.402%	(47,412)
				LIBOR-BBA

CHF	22,726,000	(89)	10/15/17	0.678%	6 month CHF-	38,754
					LIBOR-BBA

CHF	3,593,000	(48)	11/9/25	6 month CHF-	0.0875%	50,236
				LIBOR-BBA

62 Premier Income Trust

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/16 (Unaudited) cont.
		Upfront		Payments	Payments	Unrealized
		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

CHF	4,442,000	$(36)	11/11/20	6 month CHF-	0.545%	$(2,422)
				LIBOR-BBA

CHF	1,770,000	(23)	11/12/25	6 month CHF-	0.04%	16,585
				LIBOR-BBA

CHF	1,921,000	(25)	11/12/25	6 month CHF-	0.0325%	16,562
				LIBOR-BBA

CHF	14,376,000	(54)	11/19/17	6 month CHF-	0.91%	34,171
				LIBOR-BBA

CHF	18,725,000	(69)	11/24/17	6 month CHF-	0.90%	39,305
				LIBOR-BBA

CHF	8,323,000	(66)	11/25/20	6 month CHF-	0.56%	2,153
				LIBOR-BBA

CHF	24,407,000	(90)	11/26/17	6 month CHF-	0.89375%	48,369
				LIBOR-BBA

CHF	15,047,000	(55)	12/2/17	6 month CHF-	0.9275%	38,621
				LIBOR-BBA

CHF	776,000	(10)	12/31/25	0.2125%	6 month CHF-	(19,050)
					LIBOR-BBA

CHF	8,110,000	(66)	12/32/20	0.3475%	6 month CHF-	74,253
					LIBOR-BBA

CHF	18,361,000	(68)	1/6/18	6 month CHF-	0.6525%	(42,471)
				LIBOR-BBA

CHF	6,781,000	(54)	1/8/21	6 month CHF-	0.3875%	(46,795)
				LIBOR-BBA

CHF	3,116,000	(41)	1/11/26	0.1625%	6 month CHF-	(59,170)
					LIBOR-BBA

CHF	18,556,000	(69)	1/18/18	0.7375%	6 month CHF-	10,228
					LIBOR-BBA

CHF	23,415,000	(87)	1/22/18	0.7575%	6 month CHF-	3,337
					LIBOR-BBA

CHF	5,054,000	(19)	1/29/18	6 month CHF-	0.725%	(4,100)
				LIBOR-BBA

CHF	1,124,000	(9)	1/29/21	0.455%	6 month CHF-	3,417
					LIBOR-BBA

CHF	293,000	(4)	1/29/26	0.0425%	6 month CHF-	(1,832)
					LIBOR-BBA

EUR	25,290,000 E	(228,856)	3/16/26	6 month EUR-	1.00%	614,961
				EURIBOR-REUTERS

EUR	25,304,000 E	292,683	3/16/21	0.50%	6 month EUR-	(276,935)
					EURIBOR-
					REUTERS

EUR	1,504,000 E	10,416		0.25%	6 month EUR-	(3,938)
					EURIBOR-
					REUTERS

GBP	8,640,000 E	(444,987)	3/16/26	6 month GBP-	2.25%	303,653
				LIBOR-BBA

GBP	18,944,000 E	340,076	3/16/21	1.75%	6 month GBP-	(425,454)
					LIBOR-BBA

Premier Income Trust 63

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/16 (Unaudited) cont.

		Upfront		Payments	Payments	Unrealized
		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

GBP	99,672,000 E	$1,332,530	3/16/18	1.50%	6 month GBP-	$(660,059)
					LIBOR-BBA

JPY	293,484,000	(43)	11/13/45	6 month JPY-	1.32125%	176,587
				LIBOR-BBA

JPY	375,884,000	(90)	11/26/35	6 month JPY-	1.09%	149,911
				LIBOR-BBA

JPY	293,484,000	(44)	1/5/46	1.22015%	6 month JPY-	(104,779)
					LIBOR-BBA

JPY	375,884,000	(100)	1/5/36	1.00875%	6 month JPY-	(96,113)
					LIBOR-BBA

NOK	30,719,000	(46)	1/6/26	6 month NOK-	1.81%	65,404
				NIBOR-NIBR

NOK	49,229,000	(45)	1/21/21	1.175%	6 month NOK-	(17,586)
					NIBOR-NIBR

NOK	4,362,000	(4)	1/29/21	6 month NOK-	1.1787%	1,530
				NIBOR-NIBR

NOK	83,048,000	(36)	12/28/17	0.945%	6 month NOK-	(11,635)
					NIBOR-NIBR

NOK	56,284,000	60	12/22/20	1.255%	6 month NOK-	(50,722)
					NIBOR-NIBR

NOK	189,023,000	(4,101)	12/22/17	6 month NOK-	0.93%	18,304
				NIBOR-NIBR

NOK	174,886,000	16,165	12/22/25	6 month NOK-	1.86%	488,749
				NIBOR-NIBR

NOK	78,494,000	(34)	12/31/17	0.935%	6 month NOK-	(10,712)
					NIBOR-NIBR

NOK	24,609,000	(36)	1/8/26	1.775%	6 month NOK-	(42,816)
					NIBOR-NIBR

NOK	53,663,000	(48)	1/11/21	1.155%	6 month NOK-	(16,679)
					NIBOR-NIBR

NOK	99,302,000	(42)	1/11/18	0.87%	6 month NOK-	141
					NIBOR-NIBR

NOK	122,189,000	(51)	1/12/18	0.885%	6 month NOK-	(3,985)
					NIBOR-NIBR

NOK	36,216,000	(54)	1/22/26	1.685%	6 month NOK-	(24,393)
					NIBOR-NIBR

NOK	425,000	(1)	1/29/26	1.685%	6 month NOK-	(270)
					NIBOR-NIBR

NOK	30,756,000	(13)	1/29/18	6 month NOK-	0.8925%	223
				NIBOR-NIBR

NZD	18,967,000	(47)	1/13/18	2.775%	3 month NZD-	(34,091)
					BBR-FRA

NZD	9,674,000	(24)	1/13/18	2.7675%	3 month NZD-	(16,486)
					BBR-FRA

NZD	44,387,000	(233)	1/15/21	3.11%	3 month NZD-	(226,130)
					BBR-FRA

64 Premier Income Trust

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/16 (Unaudited) cont.

		Upfront		Payments	Payments	Unrealized
		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

NZD	4,473,000	$(38)	2/2/26	3.41%	3 month NZD-	$454
					BBR-FRA

NZD	15,649,000	(38)	1/14/18	3 month NZD-	2.7475%	22,454
				BBR-FRA

NZD	15,895,000	(84)	1/14/21	3.12%	3 month NZD-	(85,549)
					BBR-FRA

NZD	74,438,000	(182)	1/15/18	2.7525%	3 month NZD-	(114,072)
					BBR-FRA

NZD	13,659,000	(118)	1/15/26	3 month NZD-	3.575%	127,831
				BBR-FRA

NZD	6,254,000	(38)	1/27/21	3 month NZD-	3.00%	10,312
				BBR-FRA

NZD	17,164,000	(42)	1/27/18	3 month NZD-	2.66%	6,840
				BBR-FRA

NZD	593,000	(5)	1/29/26	3.4225%	3 month NZD-	(497)
					BBR-FRA

NZD	281,000	(1)	1/29/21	3 month NZD-	2.99%	418
				BBR-FRA

NZD	1,842,000	(4)	1/29/18	3 month NZD-	2.66%	1,044
				BBR-FRA

SEK	100,026,000	(98)	10/9/20	0.5036%	3 month SEK-	(130,935)
					STIBOR-SIDE

SEK	46,488,000	(45)	10/23/20	0.498%	3 month SEK-	(54,980)
					STIBOR-SIDE

SEK	65,063,000	(99)	11/12/25	3 month SEK-	1.4375%	173,414
				STIBOR-SIDE

SEK	28,214,000	(43)	11/27/25	3 month SEK-	1.3125%	32,227
				STIBOR-SIDE

SEK	40,835,000	(38)	12/3/20	3 month SEK-	0.4075%	22,821
				STIBOR-SIDE

SEK	20,902,000	(32)	12/9/25	3 month SEK-	1.5075%	67,777
				STIBOR-SIDE

SEK	51,924,000	(49)	12/14/20	3 month SEK-	0.54%	66,040
				STIBOR-SIDE

SEK	49,158,000	(47)	1/7/21	0.685%	3 month SEK-	(95,377)
					STIBOR-SIDE

SEK	48,817,000	(46)	1/12/21	3 month SEK-	0.5812%	63,981
				STIBOR-SIDE

SEK	46,664,000	(44)	1/25/21	0.435%	3 month SEK-	(17,102)
					STIBOR-SIDE

SEK	1,553,000	(1)	1/29/21	3 month SEK-	0.45125%	686
				STIBOR-SIDE

SEK	6,852,000	(11)	1/29/26	1.335%	3 month SEK-	(5,527)
					STIBOR-SIDE

Total		$2,754,645				$(8,606,703)

E Extended effective date.

Premier Income Trust 65

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/16 (Unaudited)
	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC
$942,966	$—	1/12/42	4.00% (1 month	Synthetic TRS Index	$(14,412)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

345,088	—	1/12/40	4.00% (1 month	Synthetic MBX Index	2,583
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

831,581	—	1/12/39	6.00% (1 month	Synthetic TRS Index	(5,598)
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

835,132	—	1/12/40	4.00% (1 month	Synthetic MBX Index	6,251
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

104,757	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(498)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

450,855	—	1/12/41	5.00% (1 month	Synthetic MBX Index	(2,663)
			USD-LIBOR)	5.00% 30 year Ginnie
				Mae II pools

2,035,253	—	1/12/40	4.00% (1 month	Synthetic MBX Index	15,233
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

2,893,607	—	1/12/40	4.50% (1 month	Synthetic MBX Index	19,239
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

985,627	—	1/12/39	(6.00%) 1 month	Synthetic MBX Index	(4,704)
			USD-LIBOR	6.00% 30 year Fannie
				Mae pools

1,358,173	—	1/12/41	5.00% (1 month	Synthetic TRS Index	(17,919)
			USD-LIBOR)	5.00% 30 year Ginnie
				Mae II pools

817,595	—	1/12/41	5.00% (1 month	Synthetic TRS Index	(10,787)
			USD-LIBOR)	5.00% 30 year Ginnie
				Mae II pools

1,036,854	—	1/12/41	5.00% (1 month	Synthetic TRS Index	(13,680)
			USD-LIBOR)	5.00% 30 year Ginnie
				Mae II pools

1,550,751	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(7,378)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

222,528	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(1,059)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

3,689,752	—	1/12/41	(5.00%) 1 month	Synthetic TRS Index	46,381
			USD-LIBOR	5.00% 30 year Fannie
				Mae pools

1,371,473	—	1/12/43	3.50% (1 month	Synthetic TRS Index	(18,750)
			USD-LIBOR)	3.50% 30 year Fannie
				Mae pools

66 Premier Income Trust

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/16 (Unaudited) cont.

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC cont.
	$5,018,740	$—	1/12/41	(4.00%) 1 month	Synthetic TRS Index	$75,913
				USD-LIBOR	4.00% 30 year Fannie
					Mae pools

	6,997,107	—	1/12/39	(5.50%) 1 month	Synthetic MBX Index	(23,935)
				USD-LIBOR	5.50% 30 year Fannie
					Mae pools

	4,555,764	—	1/12/40	5.00% (1 month	Synthetic MBX Index	21,505
				USD-LIBOR)	5.00% 30 year Fannie
					Mae pools

	27,505,845	—	1/12/41	5.00% (1 month	Synthetic MBX Index	134,121
				USD-LIBOR)	5.00% 30 year Fannie
					Mae pools

	16,012,099	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(63,024)
				USD-LIBOR	6.50% 30 year Fannie
					Mae pools

EUR	6,626,000	—	9/15/17	(0.4975%)	Eurostat Eurozone	(27,140)
					HICP excluding
					tobacco

EUR	3,313,000	—	9/15/17	(0.46%)	Eurostat Eurozone	(10,849)
					HICP excluding
					tobacco

EUR	4,713,000	—	9/15/17	(0.435%)	Eurostat Eurozone	(12,851)
					HICP excluding
					tobacco

Citibank, N.A.
	$1,618,948	—	1/12/41	5.00% (1 month	Synthetic MBX Index	7,894
				USD-LIBOR)	5.00% 30 year Fannie
					Mae pools

	3,683,613	—	1/12/41	5.00% (1 month	Synthetic MBX Index	17,962
				USD-LIBOR)	5.00% 30 year Fannie
					Mae pools

	3,410,719	—	1/12/41	5.00% (1 month	Synthetic MBX Index	16,631
				USD-LIBOR)	5.00% 30 year Fannie
					Mae pools

Credit Suisse International
	1,227,871	—	1/12/41	5.00% (1 month	Synthetic MBX Index	5,987
				USD-LIBOR)	5.00% 30 year Fannie
					Mae pools

	1,177,711	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(4,636)
				USD-LIBOR	6.50% 30 year Fannie
					Mae pools

	2,167,637	—	1/12/41	5.00% (1 month	Synthetic TRS Index	(28,599)
				USD-LIBOR)	5.00% 30 year Ginnie
					Mae II pools

	2,258,976	—	1/12/41	(5.00%) 1 month	Synthetic TRS Index	28,396
				USD-LIBOR	5.00% 30 year Fannie
					Mae pools

Premier Income Trust 67

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/16 (Unaudited) cont.

	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Credit Suisse International cont.
$2,479,378	$—	1/12/41	(5.00%) 1 month	Synthetic TRS Index	$31,167
			USD-LIBOR	5.00% 30 year Fannie
				Mae pools

2,314,838	—	1/12/41	5.00% (1 month	Synthetic MBX Index	(30,542)
			USD-LIBOR)	5.00% 30 year Ginnie
				Mae II pools

1,289,756	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(19,509)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

103,368	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(1,564)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

96,155	—	1/12/44	3.50% (1 month	Synthetic TRS Index	(1,390)
			USD-LIBOR)	3.50% 30 year Fannie
				Mae pools

843,684	—	1/12/44	3.50% (1 month	Synthetic TRS Index	(12,194)
			USD-LIBOR)	3.50% 30 year Fannie
				Mae pools

1,614,298	—	1/12/43	3.50% (1 month	Synthetic TRS Index	(22,070)
			USD-LIBOR)	3.50% 30 year Fannie
				Mae pools

444,855	—	1/12/43	3.50% (1 month	Synthetic TRS Index	(6,082)
			USD-LIBOR)	3.50% 30 year Fannie
				Mae pools

254,480	—	1/12/43	3.50% (1 month	Synthetic TRS Index	(3,479)
			USD-LIBOR)	3.50% 30 year Fannie
				Mae pools

7,623,838	—	1/12/45	4.00% (1 month	Synthetic TRS Index	(153,438)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

2,733,851	—	1/12/45	4.00% (1 month	Synthetic TRS Index	(55,022)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

2,675,469	—	1/12/45	3.50% (1 month	Synthetic TRS Index	(50,785)
			USD-LIBOR)	3.50% 30 year Fannie
				Mae pools

Deutsche Bank AG
1,177,711	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(4,636)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

Goldman Sachs International
1,213,608	—	1/12/39	6.00% (1 month	Synthetic TRS Index	(8,170)
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

487,867	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(2,321)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

68 Premier Income Trust

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/16 (Unaudited) cont.

	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International cont.
$2,339,655	$—	1/12/42	4.00% (1 month	Synthetic TRS Index	$(35,758)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

2,339,655	—	1/12/42	4.00% (1 month	Synthetic TRS Index	(35,758)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

745,962	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(2,936)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

280,236	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(1,103)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

582,625	—	1/12/39	6.00% (1 month	Synthetic TRS Index	(3,922)
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

87,627	—	1/12/39	6.00% (1 month	Synthetic TRS Index	(590)
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

1,531,188	—	1/12/40	4.00% (1 month	Synthetic TRS Index	(23,875)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

586,179	—	1/12/39	6.00% (1 month	Synthetic TRS Index	(3,946)
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

1,172,300	—	1/12/39	6.00% (1 month	Synthetic TRS Index	(7,892)
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

35,096	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(167)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

525,848	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(2,070)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

1,021,959	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(4,022)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

630,959	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(2,483)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

48,345	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(190)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

128,959	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(508)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

5,325,433	—	1/12/42	4.00% (1 month	Synthetic TRS Index	(81,390)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

Premier Income Trust 69

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/16 (Unaudited) cont.

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International cont.
	$4,608,694	$—	1/12/42	4.00% (1 month	Synthetic TRS Index	$(70,436)
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools

	3,737,038	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(56,526)
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools

	3,536,575	—	1/12/41	(5.00%) 1 month	Synthetic TRS Index	44,456
				USD-LIBOR	5.00% 30 year Fannie
					Mae pools

	7,792,000	—	2/24/25	(2.01%)	USA Non Revised	(339,345)
					Consumer Price
					Index-Urban (CPI-U)

	4,077,291	—	1/12/44	3.50% (1 month	Synthetic TRS Index	(58,930)
				USD-LIBOR)	3.50% 30 year Fannie
					Mae pools

	3,229,730	—	1/12/44	3.50% (1 month	Synthetic TRS Index	(46,680)
				USD-LIBOR)	3.50% 30 year Fannie
					Mae pools

	1,704,429	—	1/12/44	3.50% (1 month	Synthetic TRS Index	(24,634)
				USD-LIBOR)	3.50% 30 year Fannie
					Mae pools

	1,759,000	—	3/12/25	(1.925%)	USA Non Revised	(54,758)
					Consumer Price
					Index-Urban (CPI-U)

	2,712,858	—	1/12/45	4.00% (1 month	Synthetic TRS Index	(54,599)
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools

	2,763,667	—	1/12/43	(3.50%) 1 month	Synthetic TRS Index	37,784
				USD-LIBOR	3.50% 30 year Fannie
					Mae pools

EUR	23,854,000	—	8/10/17	(0.63%)	Eurostat Eurozone	(173,652)
					HICP excluding
					tobacco

EUR	7,876,000	—	8/11/17	(0.63%)	Eurostat Eurozone	(57,344)
					HICP excluding
					tobacco

EUR	6,626,000	—	8/31/17	(0.27%)	Eurostat Eurozone	4,005
					HICP excluding
					tobacco

EUR	6,626,000	—	9/1/17	(0.37%)	Eurostat Eurozone	(10,487)
					HICP excluding
					tobacco

EUR	6,626,000	—	9/10/20	(0.7975%)	Eurostat Eurozone	(42,063)
					HICP excluding
					tobacco

EUR	3,884,000	—	1/26/21	(0.75%)	Eurostat Eurozone	4,376
					HICP excluding
					tobacco

70 Premier Income Trust

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/16 (Unaudited) cont.

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International cont.
GBP	4,513,000	$—	2/20/25	(2.895%)	GBP Non-revised UK	$145,633
					Retail Price Index

GBP	1,018,000	—	3/10/25	(2.8675%)	GBP Non-revised UK	20,611
					Retail Price Index

JPMorgan Chase Bank N.A.
	$6,939,446	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(104,965)
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools

	4,026,335	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(60,902)
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools

	1,338,420	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(20,245)
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools

	3,737,374	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(56,531)
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools

	3,536,575	—	1/12/41	(5.00%) 1 month	Synthetic TRS Index	44,456
				USD-LIBOR	5.00% 30 year Fannie
					Mae pools

EUR	3,313,000	—	9/4/20	(0.8675%)	Eurostat Eurozone	(34,160)
					HICP excluding
					tobacco

EUR	3,313,000	—	9/7/20	(0.85%)	Eurostat Eurozone	(30,872)
					HICP excluding
					tobacco

EUR	4,155,000	—	1/27/21	(0.755%)	Eurostat Eurozone	3,511
					HICP excluding
					tobacco

EUR	3,418,000	—	1/26/21	(0.75%)	Eurostat Eurozone	3,851
					HICP excluding
					tobacco

Total		$—				$(1,405,477)

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 1/31/16 (Unaudited)

		Upfront			Payments
		premium		Termi-	received	Unrealized
Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Bank of America N.A.
CMBX NA BBB–	BBB–/P	$9,980	$146,000	5/11/63	300 bp	$(3,075)
Index

CMBX NA BBB–	BBB–/P	19,586	325,000	5/11/63	300 bp	(9,475)
Index

Premier Income Trust 71

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 1/31/16 (Unaudited) cont.
		Upfront			Payments
		premium		Termi-	received	Unrealized
Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Bank of America N.A. cont.
CMBX NA BBB–	BBB–/P	$40,127	$650,000	5/11/63	300 bp	$(17,993)
Index

CMBX NA BBB–	BBB–/P	38,247	671,000	5/11/63	300 bp	(21,752)
Index

Credit Suisse International
CMBX NA BB Index	—	(104,332)	5,911,000	5/11/63	(500 bp)	654,213

CMBX NA BB Index	—	(3,146)	324,000	1/17/47	(500 bp)	52,267

CMBX NA BBB–	BBB–/P	13,244	1,209,000	5/11/63	300 bp	(94,860)
Index

CMBX NA BBB–	BBB–/P	46,018	3,179,000	5/11/63	300 bp	(238,237)
Index

CMBX NA BBB–	BBB–/P	73,010	5,559,000	5/11/63	300 bp	(424,057)
Index

CMBX NA BBB–	BBB–/P	16,123	377,000	1/17/47	300 bp	(32,856)
Index

CMBX NA BBB–	BBB–/P	17,212	408,000	1/17/47	300 bp	(35,794)
Index

CMBX NA BBB–	BBB–/P	18,957	471,000	1/17/47	300 bp	(42,234)
Index

CMBX NA BBB–	BBB–/P	13,663	474,000	1/17/47	300 bp	(47,918)
Index

CMBX NA BBB–	BBB–/P	41,272	703,000	1/17/47	300 bp	(50,059)
Index

CMBX NA BBB–	BBB–/P	41,840	720,000	1/17/47	300 bp	(51,700)
Index

CMBX NA BBB–	BBB–/P	32,059	767,000	1/17/47	300 bp	(67,587)
Index

CMBX NA BBB–	BBB–/P	57,771	842,000	1/17/47	300 bp	(51,619)
Index

CMBX NA BBB–	BBB–/P	25,541	977,000	1/17/47	300 bp	(101,388)
Index

CMBX NA BBB–	BBB–/P	41,045	1,424,000	1/17/47	300 bp	(143,956)
Index

CMBX NA BBB–	BBB–/P	65,799	1,571,000	1/17/47	300 bp	(138,300)
Index

CMBX NA BBB–	BBB–/P	368,209	3,335,000	1/17/47	300 bp	(65,063)
Index

CMBX NA BBB–	BBB–/P	307,478	8,639,000	1/17/47	300 bp	(814,872)
Index

CMBX NA BBB–	BBB–/P	905,365	26,395,000	1/17/47	300 bp	(2,523,784)
Index

72 Premier Income Trust

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 1/31/16 (Unaudited) cont.
		Upfront			Payments
		premium		Termi-	received	Unrealized
Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Goldman Sachs International
CMBX NA BBB–	BBB–/P	$(2,269)	$328,000	5/11/63	300 bp	$(31,597)
Index

CMBX NA BBB–	BBB–/P	1,834	68,000	1/17/47	300 bp	(7,001)
Index

CMBX NA BBB–	BBB–/P	1,683	169,000	1/17/47	300 bp	(20,273)
Index

CMBX NA BBB–	BBB–/P	678	190,000	1/17/47	300 bp	(24,006)
Index

CMBX NA BBB–	BBB–/P	681	191,000	1/17/47	300 bp	(24,133)
Index

CMBX NA BBB–	BBB–/P	1,714	401,000	1/17/47	300 bp	(50,382)
Index

CMBX NA BBB–	BBB–/P	1,430	401,000	1/17/47	300 bp	(50,667)
Index

CMBX NA BBB–	BBB–/P	1,430	401,000	1/17/47	300 bp	(50,667)
Index

CMBX NA BBB–	BBB–/P	2,668	680,000	1/17/47	300 bp	(85,676)
Index

CMBX NA BB Index	—	(7,082)	828,000	5/11/63	(500 bp)	99,173

CMBX NA BB Index	—	(5,185)	489,000	5/11/63	(500 bp)	57,567

CMBX NA BB Index	—	(2,651)	276,000	5/11/63	(500 bp)	32,768

CMBX NA BB Index	—	5,834	258,000	5/11/63	(500 bp)	38,942

CMBX NA BB Index	—	1,936	115,000	5/11/63	(500 bp)	16,693

CMBX NA BB Index	—	861	84,000	5/11/63	(500 bp)	11,641

CMBX NA BB Index	—	100	82,000	5/11/63	(500 bp)	10,622

CMBX NA BB Index	—	(3,352)	324,000	1/17/47	(500 bp)	52,061

CMBX NA BB Index	—	(299)	150,000	1/17/47	(500 bp)	25,355

CMBX NA BBB–	—	(45,547)	534,000	5/11/63	(300 bp)	2,290
Index

CMBX NA BBB–	BBB–/P	(206)	77,000	5/11/63	300 bp	(7,091)
Index

CMBX NA BBB–	BBB–/P	(514)	128,000	5/11/63	300 bp	(11,959)
Index

CMBX NA BBB–	BBB–/P	(1,365)	170,000	5/11/63	300 bp	(16,566)
Index

CMBX NA BBB–	BBB–/P	(1,815)	181,000	5/11/63	300 bp	(18,000)
Index

CMBX NA BBB–	BBB–/P	(3,299)	198,000	5/11/63	300 bp	(21,004)
Index

CMBX NA BBB–	BBB–/P	(2,967)	272,000	5/11/63	300 bp	(27,288)
Index

CMBX NA BBB–	BBB–/P	(5,315)	530,000	5/11/63	300 bp	(52,706)
Index

Premier Income Trust 73

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 1/31/16 (Unaudited) cont.
		Upfront			Payments
		premium		Termi-	received	Unrealized
Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Goldman Sachs International cont.
CMBX NA BBB–	BBB–/P	$6,683	$585,000	5/11/63	300 bp	$(45,626)
Index

CMBX NA BBB–	BBB–/P	14,507	349,000	1/17/47	300 bp	(30,834)
Index

CMBX NA BBB–	BBB–/P	17,607	408,000	1/17/47	300 bp	(35,399)
Index

CMBX NA BBB–	BBB–/P	16,424	408,000	1/17/47	300 bp	(36,582)
Index

CMBX NA BBB–	BBB–/P	16,424	408,000	1/17/47	300 bp	(36,582)
Index

CMBX NA BBB–	BBB–/P	9,570	454,000	1/17/47	300 bp	(49,412)
Index

CMBX NA BBB–	BBB–/P	13,682	457,000	1/17/47	300 bp	(45,690)
Index

CMBX NA BBB–	BBB–/P	23,756	575,000	1/17/47	300 bp	(50,946)
Index

CMBX NA BBB–	BBB–/P	89,605	646,000	1/17/47	300 bp	5,679
Index

CMBX NA BBB–	BBB–/P	21,210	700,000	1/17/47	300 bp	(69,731)
Index

CMBX NA BBB–	BBB–/P	25,565	863,000	1/17/47	300 bp	(86,553)
Index

CMBX NA BBB–	BBB–/P	45,151	1,417,000	1/17/47	300 bp	(138,941)
Index

CMBX NA BBB–	BBB–/P	66,630	2,152,000	1/17/47	300 bp	(212,950)
Index

JPMorgan Securities LLC
CMBX NA BBB–	—	(5,106)	949,000	5/11/63	(300 bp)	79,750
Index

CMBX NA BBB–	—	(22,410)	934,000	5/11/63	(300 bp)	61,106
Index

CMBX NA BBB–	—	(12,033)	467,000	5/11/63	(300 bp)	29,725
Index

CMBX NA BBB–	BBB–/P	25,838	467,000	1/17/47	300 bp	(34,833)
Index

CMBX NA BBB–	BBB–/P	21,709	856,000	1/17/47	300 bp	(89,500)
Index

CMBX NA BBB–	BBB–/P	49,261	934,000	1/17/47	300 bp	(72,081)
Index

CMBX NA BBB–	BBB–/P	24,809	949,000	1/17/47	300 bp	(98,482)
Index

Total		$2,472,933				$(5,379,885)

74 Premier Income Trust

*Payments related to the referenced debt are made upon a credit default event.

**Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at January 31, 2016. Securities rated by Putnam are indicated by “/P.”

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

	Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks*:

Consumer cyclicals	$—	$—	$23,241

Energy	301	—	460

Total common stocks	301	—	23,701
Convertible bonds and notes	—	293,888	—

Corporate bonds and notes	—	182,128,303	10

Foreign government and agency bonds and notes	—	55,338,859	—

Mortgage-backed securities	—	283,747,344	14,612,756

Preferred stocks	413,944	219,750	—

Purchased options outstanding	—	688,470	—

Purchased swap options outstanding	—	4,448,799	—

Senior loans	—	9,020,248	—

U.S. government and agency mortgage obligations	—	424,985,165	—

Short-term investments	12,299,174	31,852,792	—

Totals by level	$12,713,419	$992,723,618	$14,636,467

	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(1,905,304)	$—

Futures contracts	55,542	—	—

Written options outstanding	—	(564,502)	—

Written swap options outstanding	—	(7,643,484)	—

Forward premium swap option contracts	—	(506,646)	—

TBA sale commitments	—	(209,787,819)	—

Interest rate swap contracts	—	(11,579,196)	—

Total return swap contracts	—	(1,405,477)	—

Credit default contracts	—	(7,852,818)	—

Totals by level	$55,542	$(241,245,246)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.

Premier Income Trust 75

During the reporting period, transfers between Level 1 and Level 2 within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in Note 1) did not represent, in the aggregate, more than 1% of the fund’s net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

The following is a reconciliation of Level 3 assets as of the close of the reporting period:

				Change in net
				unrealized			Total	Total
	Balance	Accrued	Realized	appreciation/		transfers		transfers	Balance
Investments	as of	discounts/	gain/	(deprecia-	Cost of	Proceeds	into	out of	as of
in securities:	7/31/15	premiums	(loss)	tion) #	purchases	from sales	Level 3†	Level 3†	1/31/16

Common
stocks*:

Consumer
cyclicals	$23,241	$—	$—	$—	$—	$—	$—	$—	$23.241

Energy	1,836	—	—	(1,376)	—	—	—	—	460

Total
common
stocks	$25,077	$—	$—	$(1,376)	$—	$—	$—	$—	$23,701

Corporate
bonds and
notes	$13	—	—	(3)	—	—	—	—	$10

Mortgage-
backed
securities	$7,399,831	(595,087)	6,010	(253,235)	10,816,059	(475,860)	—	(2,284,962)	$14,612,756

Totals	$7,424,921	$(595,087)	$6,010	$(254,614)	$10,816,059	$(475,860)	$—	$(2,284,962)	$14,636,467

* Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.

† Transfers during the reporting period are accounted for using the end of period market value and did not represent, in the aggregate, more than 1% of the fund’s net assets measured as of the end of the period.

# Includes $(182,601) related to Level 3 securities still held at period end. Total change in unrealized appreciation/ (depreciation) for securities (including Level 1 and Level 2) can be found in the Statement of operations.

Level 3 securities which are fair valued by Putnam Management, are not material to the fund.

The accompanying notes are an integral part of these financial statements.

76 Premier Income Trust

Statement of assets and liabilities 1/31/16 (Unaudited)

ASSETS

Investment in securities, at value (Note 1):
Unaffiliated issuers (identified cost $1,057,596,040)	$1,007,774,330
Affiliated issuers (identified cost $12,299,174) (Notes 1 and 5)	12,299,174

Cash	961,094

Foreign currency (cost $548,713) (Note 1)	548,481

Dividends, interest and other receivables	9,235,561

Receivable for investments sold	2,964,953

Receivable for sales of delayed delivery securities (Note 1)	161,645,893

Receivable for variation margin (Note 1)	5,873,126

Unrealized appreciation on forward premium swap option contracts (Note 1)	885,612

Unrealized appreciation on forward currency contracts (Note 1)	1,497,933

Unrealized appreciation on OTC swap contracts (Note 1)	2,149,392

Premium paid on OTC swap contracts (Note 1)	228,893

Total assets	1,206,064,442

LIABILITIES

Payable for investments purchased	1,761,953

Payable for purchases of delayed delivery securities (Note 1)	372,040,508

Payable for shares of the fund repurchased	785,411

Payable for compensation of Manager (Note 2)	1,102,685

Payable for investor servicing fees (Note 2)	50,967

Payable for custodian fees (Note 2)	58,762

Payable for Trustee compensation and expenses (Note 2)	262,040

Payable for administrative services (Note 2)	5,910

Payable for variation margin (Note 1)	6,386,393

Distributions payable to shareholders	2,928,694

Unrealized depreciation on OTC swap contracts (Note 1)	9,152,602

Premium received on OTC swap contracts (Note 1)	2,701,826

Unrealized depreciation on forward currency contracts (Note 1)	3,403,237

Unrealized depreciation on forward premium swap option contracts (Note 1)	1,392,258

Written options outstanding, at value (premiums $13,069,708) (Notes 1 and 3)	8,207,986

TBA sale commitments, at value (proceeds receivable $209,208,008) (Note 1)	209,787,819

Other accrued expenses	169,809

Total liabilities	620,198,860

Net assets	$585,865,582

(Continued on next page)

Premier Income Trust 77

Statement of assets and liabilities (Continued)

REPRESENTED BY

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$902,221,588

Undistributed net investment income (Note 1)	19,541,121

Accumulated net realized loss on investments and foreign currency transactions (Note 1)	(272,364,785)

Net unrealized depreciation of investments and assets and liabilities in foreign currencies	(63,532,342)

Total — Representing net assets applicable to capital shares outstanding	$585,865,582

COMPUTATION OF NET ASSET VALUE

Net asset value per share
($585,865,582 divided by 112,127,035 shares)	$5.23

The accompanying notes are an integral part of these financial statements.

78 Premier Income Trust

Statement of operations Six months ended 1/31/16 (Unaudited)

INVESTMENT INCOME

Interest (net of foreign tax of $745) (including interest income of $21,707 from investments
in affiliated issuers) (Note 5)	$19,243,456

Dividends	36,594

Total investment income	19,280,050

EXPENSES

Compensation of Manager (Note 2)	2,297,207

Investor servicing fees (Note 2)	158,898

Custodian fees (Note 2)	73,522

Trustee compensation and expenses (Note 2)	24,981

Administrative services (Note 2)	9,809

Other	227,930

Total expenses	2,792,347

Expense reduction (Note 2)	—

Net expenses	2,792,347

Net investment income	16,487,703

Net realized loss on investments (Notes 1 and 3)	(10,710,923)

Net increase from payments by affiliates (Note 2)	1,502

Net realized loss on swap contracts (Note 1)	(16,843,171)

Net realized gain on futures contracts (Note 1)	385,893

Net realized gain on foreign currency transactions (Note 1)	1,665,104

Net realized gain on written options (Notes 1 and 3)	9,103,081

Net unrealized depreciation of assets and liabilities in foreign currencies during the period	(2,711,507)

Net unrealized depreciation of investments, futures contracts, swap contracts, written options,
and TBA sale commitments during the period	(38,612,645)

Net loss on investments	(57,722,666)

Net decrease in net assets resulting from operations	$(41,234,963)

The accompanying notes are an integral part of these financial statements.

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Statement of changes in net assets

DECREASE IN NET ASSETS	Six months ended 1/31/16*	Year ended 7/31/15

Operations:
Net investment income	$16,487,703	$34,045,484

Net realized gain (loss) on investments
and foreign currency transactions	(16,398,514)	10,880,728

Net unrealized depreciation of investments and assets
and liabilities in foreign currencies	(41,324,152)	(70,117,624)

Net decrease in net assets resulting from operations	(41,234,963)	(25,191,412)

Distributions to shareholders (Note 1):
From ordinary income
Net investment income	(17,847,998)	(37,829,741)

Decrease from shares repurchased (Note 4)	(24,945,651)	(42,902,048)

Total decrease in net assets	(84,028,612)	(105,923,201)

NET ASSETS

Beginning of period	669,894,194	775,817,395

End of period (including undistributed net investment
income of $19,541,121 and $20,901,416, respectively)	$585,865,582	$669,894,194

NUMBER OF FUND SHARES

Shares outstanding at beginning of period	117,160,420	125,224,458

Shares repurchased (Note 4)	(5,033,385)	(8,064,038)

Shares outstanding at end of period	112,127,035	117,160,420

* Unaudited.

The accompanying notes are an integral part of these financial statements.

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Financial highlights (For a common share outstanding throughout the period)

PER-SHARE OPERATING PERFORMANCE
Six months ended**				Year ended

	1/31/16	7/31/15	7/31/14	7/31/13	7/31/12	7/31/11
Net asset value, beginning of period	$5.72	$6.20	$5.96	$5.76	$6.17	$6.31
Investment operations:

Net investment income a	.14	.28	.32	.32	.27	.45

Net realized and unrealized
gain (loss) on investments	(.50)	(.49)	.17	.19	(.28)	.09

Total from investment operations	(.36)	(.21)	.49	.51	(.01)	.54
Less distributions:

From net investment income	(.16)	(.31)	(.31)	(.33)	(.34)	(.68)

From return of capital	—	—	—	—	(.06)	—

Total distributions	(.16)	(.31)	(.31)	(.33)	(.40)	(.68)

Increase from shares repurchased	.03	.04	.06	.02	—	—

Net asset value, end of period	$5.23	$5.72	$6.20	$5.96	$5.76	$6.17

Market price, end of period	$4.73	$5.10	$5.47	$5.25	$5.63	$6.09

Total return at market price (%) b	(4.28)*	(1.14)	10.29	(1.06)	(0.63)	1.45

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period
(in thousands)	$585,866	$669,894	$775,817	$825,433	$818,077	$874,404

Ratio of expenses to average
net assets (%) c	.44*	.87	.90	.86	.88	.85

Ratio of net investment income
to average net assets (%)	2.60*	4.74	5.23	5.49	4.80	7.16

Portfolio turnover (%)	422* [d]	654 [d]	189 [e]	215 [e]	153 [e]	294 [e]

* Not annualized.

** Unaudited.

a Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment.

c Includes amounts paid through expense offset arrangements, if any (Note 2).

d Portfolio turnover includes TBA purchase and sale commitments.

e Portfolio turnover excludes TBA purchase and sales commitments. Including TBA purchase and sale commitments to conform with current year presentation, the portfolio turnover would have been the following:

Portfolio turnover %

July 31, 2014	485%

July 31, 2013	586

July 31, 2012	458

July 31, 2011	468

The accompanying notes are an integral part of these financial statements.

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Notes to financial statements 1/31/16 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from August 1, 2015 through January 31, 2016.

Putnam Premier Income Trust (the fund) is a non-diversified Massachusetts business trust, which is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company. The fund is currently operating as a diversified fund. In the future, the fund may operate as a non-diversified fund to the extent permitted by applicable law. Under current law, shareholder approval would be required before the fund could operate as a non-diversified fund. The goal of the fund is to seek high current income consistent with the preservation of capital by allocating its investments among the U.S. government sector, high yield sector and international sector of the fixed-income securities market.

The fund’s shares trade on a stock exchange at market prices, which may be lower than the fund’s net asset value.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events

82 Premier Income Trust

that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, is recorded on the accrual basis. Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain. All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

The fund earned certain fees in connection with its senior loan purchasing activities. These fees are treated as market discount and are amortized into income in the Statement of operations.

Securities purchased or sold on a delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of

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investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts for hedging duration and convexity, to isolate prepayment risk, and to manage downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts for hedging treasury term structure risk and for yield curve positioning.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used for hedging currency exposures and for gaining exposure to currencies.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning, and for gaining exposure to rates in various countries.

84 Premier Income Trust

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, for hedging sector exposure, for gaining exposure to specific sectors, for hedging inflation, and for gaining exposure to inflation.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts for hedging credit risk, for gaining liquid exposure to individual names, for hedging market risk, and for gaining exposure to specific sectors.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin

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on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

86 Premier Income Trust

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $14,958,810 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $15,511,047 and may include amounts related to unsettled agreements.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

At July 31, 2015, the fund had a capital loss carryover of $228,161,332 available to the extent allowed by the Code to offset future net capital gain, if any. The amounts of the carryovers and the expiration dates are:

	Loss carryover

Short-term	Long-term	Total	Expiration

$42,578,026	$23,002,897	$65,580,923	*

17,302,669	N/A	17,302,669	July 31, 2016

58,742,308	N/A	58,742,308	July 31, 2017

86,535,432	N/A	86,535,432	July 31, 2018

* Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Premier Income Trust 87

Pursuant to federal income tax regulations applicable to regulated investment companies, the fund has elected to defer certain capital losses of $14,742,315 recognized during the period between November 1, 2014 and July 31, 2015 to its fiscal year ending July 31, 2016.

The aggregate identified cost on a tax basis is $1,081,746,455, resulting in gross unrealized appreciation and depreciation of $8,812,868 and $70,485,819, respectively, or net unrealized depreciation of $61,672,951.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management for management and investment advisory services quarterly based on the average net assets (including assets, but excluding liabilities, attributable to leverage for investment purposes) of the fund. The fee is based on the following annual rates:

0.750%	of the first $500 million of average	0.480%	of the next $5 billion of average net
	net assets,		assets,

0.650%	of the next $500 million of average	0.470%	of the next $5 billion of average net
	net assets,		assets,

0.600%	of the next $500 million of average	0.460%	of the next $5 billion of average net
	net assets,		assets,

0.550%	of the next $5 billion of average net	0.450%	of the next $5 billion of average net
	assets,		assets,

0.525%	of the next $5 billion of average net	0.440%	of the next $5 billion of average net
	assets,		assets,

0.505%	of the next $5 billion of average net	0.430%	of the next $8.5 billion of average
	assets,		net assets and

0.490%	of the next $5 billion of average net	0.420%	of any excess thereafter.
	assets,

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.40% of the average net assets (including assets, but excluding liabilities, attributable to leverage for investment purposes) of the portion of the fund managed by PIL.

Putnam Management has agreed to reimburse the fund $1,502 for a compliance exception which occurred during the reporting period. The effect of the loss incurred and the reimbursement by Putnam Management of such amounts had not material impact on total return.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. was paid a monthly fee for investor servicing at an annual rate of 0.05% of the fund’s average daily net assets. The amounts incurred for investor servicing agent functions during the reporting period are included in Investor servicing fees in the Statement of operations.

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were not reduced under the expense offset arrangements.

88 Premier Income Trust

Each Independent Trustee of the fund receives an annual Trustee fee, of which $431, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales

Investments in securities, including TBA commitments
(Long-term)	$3,474,835,394	$3,523,958,126

U.S. government securities (Long-term)	—	—

Total	$3,474,835,394	$3,523,958,126

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Written option transactions during the reporting period are summarized as follows:

	Written swap
	option contract	Written swap	Written option	Written option
	amounts	option premiums	contract amounts	premiums

Written options outstanding
at the beginning of the
reporting period

USD	1,562,930,450	$8,693,980	$261,000,000	$1,591,875

EUR	—	$—	$—	$—

Options opened

USD	3,528,648,200	18,572,301	914,000,000	4,857,344

EUR	21,077,200	808,309	—	—

Options exercised

USD	(459,703,900)	(3,474,383)	—	—

EUR	—	—	—	—

Options expired

USD	(1,955,941,450)	(4,496,138)	—	—

EUR	—	—	—	—

Options closed

USD	(1,289,697,300)	(8,810,142)	(789,000,000)	(4,673,438)

EUR	—	—	—	—

Written options outstanding at
the end of the reporting period

USD	1,386,236,000	$10,485,618	$386,000,000	$1,775,781

EUR	21,077,200	$808,309	$—	$—

Premier Income Trust 89

Note 4: Shares repurchased

In September 2015, the Trustees approved the renewal of the repurchase program to allow the fund to repurchase up to 10% of its outstanding common shares over the 12-month period ending October 7, 2016 (based on shares outstanding as of October 7, 2015). Prior to this renewal, the Trustees had approved a repurchase program to allow the fund to repurchase up to 10% of its outstanding common shares over the 12-month period ending October 7, 2015 (based on shares outstanding as of October 7, 2014). Repurchases are made when the fund’s shares are trading at less than net asset value and in accordance with procedures approved by the fund’s Trustees.

For the reporting period, the fund repurchased 5,033,385 common shares for an aggregate purchase price of $24,945,651, which reflects a weighted-average discount from net asset value per share of 10.59%. The weighted-average discount reflects the payment of commissions by the fund to execute repurchase trades.

At the close of the reporting period, Putnam Investments, LLC owned approximately 2,299 shares of the fund (less than 0.01% of the fund’s shares outstanding), valued at $12,024 based on net asset value.

Note 5: Affiliated transactions

Transactions during the reporting period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:

	Fair value at the				Fair value at
	beginning of				the end of
	the reporting			Investment	the reporting
Name of affiliate	period	Purchase cost	Sale proceeds	income	period

Putnam Short Term
Investment Fund*	$28,926,448	$101,809,185	$118,436,459	$21,707	$12,299,174

Totals	$28,926,448	$101,809,185	$118,436,459	$21,707	$12,299,174

* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.

Note 6: Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 7: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest in higher-yielding, lower-rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

90 Premier Income Trust

Note 8: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased TBA commitment option contracts (contract amount)	$142,700,000

Purchased swap option contracts (contract amount)	$1,637,400,000

Written TBA commitment option contracts (contract amount) (Note 3)	$274,700,000

Written swap option contracts (contract amount) (Note 3)	$1,750,200,000

Futures contracts (number of contracts)	400

Forward currency contracts (contract amount)	$477,700,000

OTC interest rate swap contracts (notional)	$106,100,000

Centrally cleared interest rate swap contracts (notional)	$3,664,800,000

OTC total return swap contracts (notional)	$286,500,000

OTC credit default contracts (notional)	$85,800,000

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period

	Asset derivatives		Liability derivatives

Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Fair value	liabilities location	Fair value

Credit contracts	Receivables	$1,426,585	Payables	$9,279,403

Foreign exchange
contracts	Receivables	1,497,933	Payables	3,403,237

Investments,
	Receivables, Net		Payables, Net
	assets — Unrealized		assets — Unrealized
Interest rate contracts	appreciation	36,519,459*	depreciation	53,025,953*

Total		$39,443,977		$65,708,593

* Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

Premier Income Trust 91

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (see Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted			Forward
for as hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$610,143	$610,143

Foreign exchange
contracts	—	—	1,751,107	—	$1,751,107

Interest rate contracts	(3,411,480)	385,893	—	(17,453,314)	$(20,478,901)

Total	$(3,411,480)	$385,893	$1,751,107	$(16,843,171)	$(18,117,651)

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted			Forward
for as hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$(5,940,306)	$(5,940,306)

Foreign exchange
contracts	—	—	(2,688,671)	—	$(2,688,671)

Interest rate contracts	(52,717)	(645,311)	—	837,533	$139,505

Total	$(52,717)	$(645,311)	$(2,688,671)	$(5,102,773)	$(8,489,472)

92 Premier Income Trust

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Premier Income Trust 93

Note 9: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

Assets:

OTC Interest rate swap contracts*#	$—	$—	$—	$—	$—	$—	$66,313	$—	$115,281	$—	$—	$—	$—	$—	$—	$181,594

Centrally cleared interest rate
swap contracts§	—	—	5,873,126	—	—	—	—	—	—	—	—	—	—	—	—	5,873,126

OTC Total return swap contracts*#	—	321,226	—	42,487	65,550	—	256,865	—	51,818	—	—	—	—	—	—	737,946

OTC Credit default contracts*#	—	—	—	—	813,958	—	402,497	—	—	210,130	—	—	—	—	—	1,426,585

Futures contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Forward currency contracts#	34,675	146,962	—	52,355	319,663	26,867	296,069	160,317	241,582	—	—	51,742	79,100	63,448	25,153	1,497,933

Forward premium swap option contracts#	—	—	—	—	—	—	—	—	885,612	—	—	—	—	—	—	885,612

Purchased swap options**#	—	1,295,266	—	574,511	442,039	—	2,136,983	—	—	—	—	—	—	—	—	4,448,799

Purchased options**#	—	—	—	—	—	—	—	—	688,470	—	—	—	—	—	—	688,470

Total Assets	$34,675	$1,763,454	$5,873,126	$669,353	$1,641,210	$26,867	$3,158,727	$160,317	$1,982,763	$210,130	$—	$51,742	$79,100	$63,448	$25,153	$15,740,065

Liabilities:

OTC Interest rate swap contracts*#	—	—	—	—	—	—	—	—	399,442	—	—	—	—	—	—	399,442

Centrally cleared interest rate
swap contracts§	—	—	6,347,460	—	—	—	—	—	—	—	—	—	—	—	—	6,347,460

OTC Total return swap contracts*#	—	235,247	—	—	389,310	4,636	1,206,555	—	307,675	—	—	—	—	—	—	2,143,423

OTC Credit default contracts*#	160,235	—	—	—	7,008,890	—	1,693,765	—	—	416,513	—	—	—	—	—	9,279,403

Futures contracts§	—	—	—	—	—	—	—	—	—	—	38,933	—	—	—	—	38,933

Forward currency contracts#	307,963	525,540	—	202,780	257,471	171,472	273,658	183,092	282,867	—	—	666,493	213,350	144,591	173,960	3,403,237

Forward premium swap option contracts#	—	—	—	—	—	—	—	—	1,392,258	—	—	—	—	—	—	1,392,258

Written swap options#	—	1,380,390	—	737,772	581,278	—	1,876,935	—	3,067,109	—	—	—	—	—	—	7,643,484

Written options#	—	—	—	—	—	—	—	—	564,502	—	—	—	—	—	—	564,502

Total Liabilities	$468,198	$2,141,177	$6,347,460	$940,552	$8,236,949	$176,108	$5,050,913	$183,092	$6,013,853	$416,513	$38,933	$666,493	$213,350	$144,591	$173,960	$31,212,142

Total Financial and Derivative Net Assets	$(433,523)	$(377,723)	$(474,334)	$(271,199)	$(6,595,739)	$(149,241)	$(1,892,186)	$(22,775)	$(4,031,090)	$(206,383)	$(38,933)	$(614,751)	$(134,250)	$(81,143)	$(148,807)	$(15,472,077)

Total collateral received (pledged)†##	$(433,523)	$(377,723)	$—	$(209,874)	$(6,595,739)	$(149,241)	$(1,892,186)	$—	$(3,992,096)	$(206,383)	$—	$(614,751)	$(134,250)	$(71,993)	$—

Net amount	$—	$—	$(474,334)	$(61,325)	$—	$—	$—	$(22,775)	$(38,994)	$—	$(38,933)	$—	$—	$(9,150)	$(148,807)

* Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

** Included with Investments in securities on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

## Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio.

94 Premier Income Trust	Premier Income Trust 95

Putnam family of funds

The following is a list of Putnam’s open-end mutual funds offered to the public. Investors should carefully consider the investment objective, risks, charges, and expenses of a fund before investing. For a prospectus, or a summary prospectus if available, containing this and other information for any Putnam fund or product, contact your financial advisor or call Putnam Investor Services at 1-800-225-1581. Please read the prospectus carefully before investing.

Growth	International Value Fund
Growth Opportunities Fund	Multi-Cap Value Fund
International Growth Fund	Small Cap Value Fund
Multi-Cap Growth Fund
Small Cap Growth Fund	Income
Voyager Fund	American Government Income Fund
Diversified Income Trust
Blend	Emerging Markets Income Fund
Asia Pacific Equity Fund	Floating Rate Income Fund
Capital Opportunities Fund	Global Income Trust
Capital Spectrum Fund	High Yield Advantage Fund
Emerging Markets Equity Fund	High Yield Trust
Equity Spectrum Fund	Income Fund
Europe Equity Fund	Money Market Fund*
Global Equity Fund	Short Duration Income Fund
International Capital Opportunities Fund	U.S. Government Income Trust
International Equity Fund
Investors Fund	Tax-free Income
Low Volatility Equity Fund	AMT-Free Municipal Fund
Multi-Cap Core Fund	Intermediate-Term Municipal Income Fund
Research Fund	Short-Term Municipal Income Fund
Strategic Volatility Equity Fund	Tax Exempt Income Fund
Tax-Free High Yield Fund
Value
Convertible Securities Fund	State tax-free income funds†:
Equity Income Fund	Arizona, California, Massachusetts, Michigan,
Global Dividend Fund	Minnesota, New Jersey, New York, Ohio,
The Putnam Fund for Growth and Income	and Pennsylvania.

96 Premier Income Trust

Absolute Return	Retirement Income Lifestyle Funds —
Absolute Return 100 Fund®	portfolios with managed allocations to
Absolute Return 300 Fund®	stocks, bonds, and money market
Absolute Return 500 Fund®	investments to generate retirement income.
Absolute Return 700 Fund®
Retirement Income Fund Lifestyle 1
Global Sector	Retirement Income Fund Lifestyle 2
Global Consumer Fund	Retirement Income Fund Lifestyle 3
Global Energy Fund
Global Financials Fund	RetirementReady® Funds — portfolios with
Global Health Care Fund	adjusting allocations to stocks, bonds, and
Global Industrials Fund	money market instruments, becoming more
Global Natural Resources Fund	conservative over time.
Global Sector Fund
Global Technology Fund	RetirementReady® 2060 Fund
Global Telecommunications Fund	RetirementReady® 2055 Fund
Global Utilities Fund	RetirementReady® 2050 Fund
RetirementReady® 2045 Fund
Asset Allocation	RetirementReady® 2040 Fund
George Putnam Balanced Fund	RetirementReady® 2035 Fund
Global Asset Allocation Funds — four	RetirementReady® 2030 Fund
investment portfolios that spread your	RetirementReady® 2025 Fund
money across a variety of stocks, bonds, and	RetirementReady® 2020 Fund
money market instruments.
Dynamic Asset Allocation Balanced Fund
Dynamic Asset Allocation Conservative Fund
Dynamic Asset Allocation Growth Fund
Dynamic Risk Allocation Fund

* An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

† Not available in all states.

Check your account balances and the most recent month-end performance in the Individual Investors section at putnam.com.

Premier Income Trust 97

Fund information

Founded over 75 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage over 100 funds across income, value, blend, growth, asset allocation, absolute return, and global sector categories.

Investment Manager	Trustees	Robert T. Burns
Putnam Investment	Jameson A. Baxter, Chair	Vice President and
Management, LLC	Liaquat Ahamed	Chief Legal Officer
One Post Office Square	Ravi Akhoury
Boston, MA 02109	Barbara M. Baumann	James F. Clark
	Robert J. Darretta	Chief Compliance Officer
Investment Sub-Manager	Katinka Domotorffy
Putnam Investments Limited	John A. Hill	Michael J. Higgins
57–59 St James’s Street	Paul L. Joskow	Vice President, Treasurer,
London, England SW1A 1LD	Kenneth R. Leibler	and Clerk
Robert E. Patterson
Marketing Services	George Putnam, III	Janet C. Smith
Putnam Retail Management	Robert L. Reynolds	Vice President,
One Post Office Square	W. Thomas Stephens	Principal Accounting Officer,
Boston, MA 02109		and Assistant Treasurer
Officers
Custodian	Robert L. Reynolds	Susan G. Malloy
State Street Bank	President	Vice President and
and Trust Company		Assistant Treasurer
Jonathan S. Horwitz
Legal Counsel	Executive Vice President,	James P. Pappas
Ropes & Gray LLP	Principal Executive Officer, and	Vice President
Compliance Liaison
Mark C. Trenchard
	Steven D. Krichmar	Vice President and
	Vice President and	BSA Compliance Officer
Principal Financial Officer
Nancy E. Florek
Vice President, Director of
Proxy Voting and Corporate
Governance, Assistant Clerk,
and Associate Treasurer

98 Premier Income Trust

Call 1-800-225-1581 Monday through Friday between 8:00 a.m. and 8:00 p.m. Eastern Time, or visit putnam.com anytime for up-to-date information about the fund’s NAV.

Premier Income Trust 99

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100 Premier Income Trust

Putnam
INVESTMENTS

One Post Office Square
Boston, MA 02109

putnam.com

1-800-225-1581

PRSRT STD
U.S. POSTAGE PAID
BROCKTON, MA
PERMIT NO. 600

Electronic service requested

### A BALANCED APPROACH

Since 1937, when George Putnam created a diverse mix of stocks and bonds in a single, professionally managed portfolio, Putnam has championed the balanced approach.

### A WORLD OF INVESTING

Today, we offer investors a world of equity, fixed-income, multi-asset, and absolute-return portfolios to suit a range of financial goals.

### A COMMITMENT TO EXCELLENCE

Our portfolio managers seek superior results over time, backed by original, fundamental research on a global scale. We believe in the value of experienced financial advice, in providing exemplary service, and in putting clients first in all we do.

**Go paperless:** Log on to putnam.com or scan this code to update your mailing options.

SA708
299000 3/16

Item 2. Code of Ethics:

Not Applicable

Item 3. Audit Committee Financial Expert:

Not Applicable

Item 4. Principal Accountant Fees and Services:

Not Applicable

Item 5. Audit Committee

Not Applicable

Item 6. Schedule of Investments:

The registrant's schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

(a) Not applicable

(b) During the period, Kevin Murphy was removed as a Portfolio Manager for the fund.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Registrant Purchase of Equity Securities
				Maximum
			Total Number	Number (or
			of Shares	Approximate
			Purchased	Dollar Value)
			as Part	of Shares
			of Publicly	that May Yet Be
	Total Number	Average	Announced	Purchased
	of Shares	Price Paid	Plans or	under the Plans
Period	Purchased	per Share	Programs*	or Programs**

August 1 — August 31, 2015	967,158	$5.01	967,158	5,275,270
September 1 — September 30, 2015	1,065,064	$4.96	1,065,064	4,210,206
October 1 — October 7, 2015	—	—	—	4,210,206
October 8 — October 31, 2015	896,515	$5.05	896,515	10,616,305
November 1 — November 30, 2015	461,352	$5.06	461,352	10,154,953
December 1 — December 31, 2015	883,146	$4.93	883,146	9,271,807
January 1 — January 31, 2016	760,150	$4.75	760,150	8,511,657

*	In October 2005, the Board of Trustees of the Putnam Funds initiated the closed-end fund share repurchase program, which, as subsequently amended, authorized the fund to repurchase of up to 10% of its fund's outstanding common shares over the two-years ending October 5, 2007. The Trustees have subsequently renewed the program on an annual basis. The program renewed by the Board in September 2014, which was in effect between October 8, 2014 and October 7, 2015, allowed the fund to repurchase up to 12,324,221 of its shares. The program renewed by the Board in September 2015, which is in effect between October 8, 2015 and October 7, 2016, allows the fund to repurchase up to 11,512,820 of its shares.

**	Information prior to October 7, 2015 is based on the total number of shares eligible for repurchase under the program, as amended through September 2014. Information from October 8, 2015 forward is based on the total number of shares eligible for repurchase under the program, as amended through September 2015.

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Premier Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: March 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: March 25, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer

Date: March 25, 2016